Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND	June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.4% (1)
Argentina – 0.3%
MercadoLibre, Inc.*	756	$1,178
Australia – 0.1%
Fortescue Metals Group Ltd.	14,927	261
Brazil – 5.5%
Ambev S.A. ADR	1,649,089	5,673
CSN Mineracao S.A.	889,300	1,638
Hapvida Participacoes e Investimentos S.A.	192,900	599
Localiza Rent a Car S.A.	113,600	1,462
Locaweb Servicos de Internet S.A.*	50,900	277
Notre Dame Intermedica Participacoes S.A.	18,000	308
Pagseguro Digital Ltd., Class A*	10,455	585
Petroleo Brasileiro S.A. ADR	245,171	2,998
Suzano S.A.*	541,253	6,518
Vale S.A. ADR	156,356	3,566
WEG S.A.	192,900	1,305
		24,929
China – 18.6%
Airtac International Group	42,000	1,621
Alibaba Group Holding Ltd.*	214,400	6,075
Alibaba Group Holding Ltd. ADR*	24,301	5,511
ANTA Sports Products Ltd.	78,000	1,836
Baidu, Inc. ADR*	23,107	4,712
Centre Testing International Group Co. Ltd., Class A	342,100	1,689
China International Capital Corp. Ltd., Class H	1,413,200	3,804
China Life Insurance Co. Ltd., Class H	90,000	178
China Longyuan Power Group Corp. Ltd., Class H	585,000	1,008
China Merchants Bank Co. Ltd., Class H	261,500	2,231
China Vanke Co. Ltd., Class H	330,400	1,034
Contemporary Amperex Technology Co. Ltd., Class A	50,880	4,214
Country Garden Services Holdings Co. Ltd.	100,000	1,081
Dongfeng Motor Group Co. Ltd., Class H	3,634,924	3,268
Ganfeng Lithium Co. Ltd., Class H	69,200	1,034
JD.com, Inc., Class A*	84,100	3,352
Li Ning Co. Ltd.	481,000	5,873
LONGi Green Energy Technology Co. Ltd., Class A	91,840	1,261
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.4% (1)continued
China – 18.6%continued
NetEase, Inc.	92,600	$2,136
Ping An Insurance Group Co. of China Ltd., Class H	134,000	1,308
Shenzhen Inovance Technology Co. Ltd., Class A	139,350	1,603
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	22,200	1,650
Silergy Corp.	11,400	1,551
Tencent Holdings Ltd.	174,100	13,096
Trip.com Group Ltd. ADR*	65,540	2,324
Want Want China Holdings Ltd.	3,642,969	2,581
Wuliangye Yibin Co. Ltd., Class A	72,700	3,353
Wuxi Biologics Cayman, Inc.*	124,000	2,273
Yum China Holdings, Inc.	18,000	1,193
Zai Lab Ltd. ADR*	6,600	1,168
		84,018
Egypt – 0.6%
Commercial International Bank Egypt S.A.E.*	879,355	2,923
France – 0.9%
LVMH Moet Hennessy Louis Vuitton S.E.	3,362	2,640
Sartorius Stedim Biotech	1,552	734
Teleperformance	1,175	477
		3,851
Hong Kong – 1.5%
AIA Group Ltd.	221,600	2,754
China Resources Cement Holdings Ltd.	776,000	738
Galaxy Entertainment Group Ltd.*	181,000	1,449
Hong Kong Exchanges & Clearing Ltd.	10,200	608
Techtronic Industries Co. Ltd.	78,000	1,365
		6,914
Hungary – 0.5%
OTP Bank Nyrt.*	42,672	2,298
India – 10.7%
Asian Paints Ltd.	42,497	1,712
Axis Bank Ltd.*	230,284	2,322
Bajaj Finance Ltd.*	19,413	1,573
Escorts Ltd.	89,438	1,469
HDFC Bank Ltd.	161,879	3,265
Hero MotoCorp Ltd.	119,772	4,680
Housing Development Finance Corp. Ltd.	131,773	4,396
ICICI Bank Ltd. ADR*	157,358	2,691
Infosys Ltd. ADR	205,800	4,361

NORTHERN FUNDS QUARTERLY REPORT     1    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.4% (1)continued
India – 10.7%continued
Maruti Suzuki India Ltd.	18,924	$1,915
Motherson Sumi Systems Ltd.*	414,107	1,350
Reliance Industries Ltd.	159,455	4,535
Tata Consultancy Services Ltd.	271,498	12,233
Tata Motors Ltd. ADR*	49,300	1,123
UltraTech Cement Ltd.	9,956	909
		48,534
Indonesia – 1.3%
Astra International Tbk PT	8,836,908	3,011
Bank Central Asia Tbk PT	837,100	1,739
Bank Rakyat Indonesia Persero Tbk PT	3,285,200	893
Vale Indonesia Tbk PT	1,337,900	425
		6,068
Japan – 0.2%
Tokyo Electron Ltd.	1,930	831
Mexico – 6.1%
Alfa S.A.B. de C.V., Class A	3,144,588	2,354
America Movil S.A.B. de C.V., Class L ADR	258,143	3,872
Cemex S.A.B. de C.V., Series CPO*	2,760,300	2,324
Controladora Nemak S.A.B. de C.V.*	2,652,388	431
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B*	31,875	587
Grupo Financiero Banorte S.A.B. de C.V., Series O	626,000	4,031
Grupo Mexico S.A.B. de C.V., Series B	1,087,797	5,127
Wal-Mart de Mexico S.A.B. de C.V.	2,661,600	8,693
		27,419
Netherlands – 0.5%
ASML Holding N.V.	2,579	1,775
Prosus N.V.*	6,601	646
		2,421
Peru – 0.9%
Cia de Minas Buenaventura S.A.A. ADR*	154,540	1,399
Credicorp Ltd.*	22,832	2,765
		4,164
Poland – 0.3%
Dino Polska S.A.*	7,365	541
KGHM Polska Miedz S.A.	14,520	714
		1,255
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.4% (1)continued
Russia – 1.9%
LUKOIL PJSC ADR	57,991	$5,385
Sberbank of Russia PJSC ADR	188,207	3,123
		8,508
Singapore – 0.9%
DBS Group Holdings Ltd.	80,700	1,791
Sea Ltd. ADR*	7,574	2,080
		3,871
South Africa – 5.6%
Anglo American Platinum Ltd.	25,369	2,932
AngloGold Ashanti Ltd.	34,794	646
Aspen Pharmacare Holdings Ltd.*	150,808	1,712
Bid Corp. Ltd.*	133,926	2,904
Bidvest Group (The) Ltd.	377,440	5,032
Capitec Bank Holdings Ltd.	7,177	848
Clicks Group Ltd.	14,791	255
FirstRand Ltd.	476,797	1,790
Naspers Ltd., Class N	21,383	4,492
Standard Bank Group Ltd.	263,264	2,353
Truworths International Ltd.	561,174	2,267
		25,231
South Korea – 20.0%
Amorepacific Corp.	21,553	4,817
Hana Financial Group, Inc.	51,745	2,114
Hyundai Mobis Co. Ltd.	11,024	2,859
Hyundai Motor Co.	73,142	15,560
Kakao Corp.	18,036	2,610
Kia Corp.	50,520	4,021
LG Chem Ltd.	5,826	4,398
LG Household & Health Care Ltd.	704	1,102
NAVER Corp.	7,442	2,760
NICE Information Service Co. Ltd.	24,771	552
Orion Corp.	32,072	3,375
POSCO	28,221	8,685
Samsung Biologics Co. Ltd.*	945	705
Samsung Electronics Co. Ltd.	330,921	23,719
Shinhan Financial Group Co. Ltd.	156,520	5,637
SK Hynix, Inc.	66,736	7,559
		90,473
Sweden – 0.4%
Atlas Copco AB, Class A	10,873	666
Epiroc AB, Class A	40,329	919
		1,585

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.4% (1)continued
Taiwan – 11.3%
Delta Electronics, Inc.	175,000	$1,900
Giant Manufacturing Co. Ltd.	16,000	183
Globalwafers Co. Ltd.	14,300	472
Hon Hai Precision Industry Co. Ltd.	1,970,796	7,922
Makalot Industrial Co. Ltd.	262,000	2,578
MediaTek, Inc.	161,600	5,580
Nien Made Enterprise Co. Ltd.	57,000	846
Realtek Semiconductor Corp.	109,000	1,976
Taiwan Semiconductor Manufacturing Co. Ltd.	462,000	9,866
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	142,000	17,063
United Microelectronics Corp.	168,000	320
United Microelectronics Corp. ADR	63,300	598
Vanguard International Semiconductor Corp.	413,000	1,745
		51,049
Thailand – 1.1%
Airports of Thailand PCL NVDR	253,600	491
CP ALL PCL (Registered)	1,120,600	2,098
Kasikornbank PCL NVDR	41,100	151
PTT Exploration & Production PCL NVDR	579,600	2,124
		4,864
Turkey – 0.5%
Turkcell Iletisim Hizmetleri A.S.	1,209,994	2,243
United Arab Emirates – 0.7%
Emaar Properties PJSC	2,756,773	3,124
United States – 1.7%
Citigroup, Inc.	2,360	167
Copa Holdings S.A., Class A*	28,864	2,174
Estee Lauder (The) Cos., Inc., Class A	4,226	1,344
NVIDIA Corp.	1,322	1,058
Samsonite International S.A.*	210,300	430
Tenaris S.A. ADR	119,184	2,610
		7,783
Uruguay – 0.3%
Globant S.A.*	6,168	1,352
Total Common Stocks
(Cost $313,798)		417,147

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 1.9% (1)
Brazil – 1.5%
Banco Bradesco S.A. ADR*	414,143	$2,124
Itau Unibanco Holding S.A. ADR, 0.59%(2)	684,799	4,116
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, 0.03%(2)	105,200	406
		6,646
South Korea – 0.4%
Samsung Electronics Co. Ltd., 1.93%(2)	30,323	1,985
Total Preferred Stocks
(Cost $6,835)		8,631

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 0.6%
United Kingdom – 0.6%
HSBC Bank PLC,
0.00%, 9/12/22 (3)	$87	$2,584
Total Foreign Issuer Bonds
(Cost $2,305)		2,584

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.1%
JP Morgan Structured Products, Exp. 10/18/21, Strike $0.00*	71,740	$363
JP Morgan Structured Products, Exp. 6/29/23, Strike $0.01*	20,200	102
		465
Total Warrants
(Cost $394)		465

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.7%
iShares Core S&P 500 ETF	8,400	$3,611
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(4) (5)	8,744,045	8,744
Total Investment Companies
(Cost $11,949)		12,355

NORTHERN FUNDS QUARTERLY REPORT     3    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M EMERGING MARKETS EQUITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
U.S. Treasury Bill, 0.06%, 7/15/21(6) (7)	$1,990	$1,990
Total Short-Term Investments
(Cost $1,990)		1,990

Total Investments – 98.1%
(Cost $337,271)		443,172
Other Assets less Liabilities – 1.9%		8,520
Net Assets – 100.0%		$451,692

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(3)	Zero coupon bond.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2021 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AB – Aktiebolag (Sweden: Corporation)

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

S&P – Standard & Poor's

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. – Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
MSCI Emerging Markets Index (United States Dollar)	75	$5,118	Long	9/21	$3
At June 30, 2021, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Communication Services	7.4%
Consumer Discretionary	18.0
Consumer Staples	8.1
Energy	3.9
Financials	15.7
Health Care	2.0
Industrials	6.4
Information Technology	23.5
Materials	9.6
Real Estate	0.9
Short-Term Investments	2.4
Utilities	0.2
Total Investments	98.1
Other Assets less Liabilities	1.9
Net Assets	100.0%

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
At June 30, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	23.4%
Korean Won	20.5
Hong Kong Dollar	13.2
Indian Rupee	8.9
Taiwan Dollar	8.1
South African Rand	5.6
Mexican Peso	5.2
All other currencies less than 5%	13.2
Total Investments	98.1
Other Assets less Liabilities	1.9
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$1,178	$—	$—	$1,178
Brazil	24,929	—	—	24,929
China	22,597	61,421	—	84,018
Hong Kong	3,362	3,552	—	6,914
India	8,175	40,359	—	48,534
Indonesia	3,904	2,164	—	6,068
Mexico	27,419	—	—	27,419
Peru	4,164	—	—	4,164
Singapore	2,080	1,791	—	3,871
Taiwan	43,508	7,541	—	51,049
United States	7,783	—	—	7,783
Uruguay	1,352	—	—	1,352
All Other Countries(1)	—	149,868	—	149,868
Total Common Stocks	150,451	266,696	—	417,147
Preferred Stocks:
Brazil	6,646	—	—	6,646
South Korea	—	1,985	—	1,985
Total Preferred Stocks	6,646	1,985	—	8,631
Foreign Issuer Bonds	—	2,584	—	2,584
Warrants	—	465	—	465
Investment Companies	12,355	—	—	12,355
Short-Term Investments	—	1,990	—	1,990
Total Investments	$169,452	$273,720	$—	$443,172
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$3	$—	$—	$3

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$16,145	$38,822	$46,223	$—	$8,744	8,744,045
NORTHERN FUNDS QUARTERLY REPORT     5    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)
Argentina – 1.1%
MercadoLibre, Inc.*	4,776	$7,440
YPF S.A. ADR*	37,729	177
		7,617
Australia – 2.4%
Ansell Ltd.	17,281	564
Bank of Queensland Ltd.	65,239	445
Bapcor Ltd.	62,101	396
Beach Energy Ltd.	458,331	428
Charter Hall Group	71,176	823
CSL Ltd.	43,461	9,298
CSR Ltd.	77,211	334
Elders Ltd.	58,599	508
JB Hi-Fi Ltd.	12,234	464
Mineral Resources Ltd.	33,153	1,335
OZ Minerals Ltd.	41,871	706
Pendal Group Ltd.	81,603	493
Seven Group Holdings Ltd.	25,486	390
Shopping Centres Australasia Property Group	175,945	331
Silver Lake Resources Ltd.*	267,227	334
Technology One Ltd.	50,096	350
		17,199
Austria – 0.1%
Erste Group Bank A.G.	28,611	1,049
Belgium – 0.2%
Ageas S.A./N.V.	28,479	1,579
Brazil – 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo*	113,933	838
Magazine Luiza S.A.	918,100	3,904
		4,742
Canada – 5.6%
Air Canada*	139,100	2,861
ARC Resources Ltd.	156,029	1,328
ATS Automation Tooling Systems, Inc.*	18,832	540
Ballard Power Systems, Inc.*	9,547	173
Barrick Gold Corp.	70,295	1,454
Boardwalk Real Estate Investment Trust	11,875	392
BRP, Inc.	7,057	552
Cameco Corp.	39,819	764
Canadian Pacific Railway Ltd.	113,600	8,737
Canadian Western Bank	18,521	520
Canfor Corp.*	15,629	358
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
Canada – 5.6%continued
CI Financial Corp.	23,963	$440
Cogeco Communications, Inc.	4,559	446
Descartes Systems Group (The), Inc.*	5,051	349
Dundee Precious Metals, Inc.	48,145	292
Finning International, Inc.	19,872	520
Fortuna Silver Mines, Inc.*	46,624	260
Kinross Gold Corp.	123,427	784
Lululemon Athletica, Inc.*	17,022	6,212
Northland Power, Inc.	19,389	661
Parex Resources, Inc.*	42,298	706
Shopify, Inc., Class A*	5,915	8,642
Stella-Jones, Inc.	10,043	362
TFI International, Inc.	12,718	1,161
Tilray, Inc., Class 2*	18,269	330
Tourmaline Oil Corp.	20,729	592
Tricon Residential, Inc.	52,296	602
		40,038
China – 4.1%
Alibaba Group Holding Ltd. ADR*	17,890	4,057
Beijing Capital International Airport Co. Ltd., Class H*	910,000	604
Dongfeng Motor Group Co. Ltd., Class H	1,599,830	1,438
New Oriental Education & Technology Group, Inc. ADR*	204,499	1,675
Shenzhou International Group Holdings Ltd.	207,100	5,231
Tencent Holdings Ltd.	127,814	9,614
Wuxi Biologics Cayman, Inc.*	368,809	6,760
		29,379
Denmark – 1.5%
AP Moller - Maersk A/S, Class B	140	403
Drilling Co. of 1972 (The) A/S*	2,291	96
DSV Panalpina A/S	36,882	8,599
Netcompany Group A/S	3,136	357
Pandora A/S	4,570	616
Royal Unibrew A/S	4,096	522
		10,593
Finland – 0.7%
Kemira OYJ	18,827	296
Metso Outotec OYJ	44,380	516
Nokia OYJ*	476,425	2,551

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
Finland – 0.7%continued
TietoEVRY OYJ	13,357	$422
Valmet OYJ	23,005	1,004
		4,789
France – 10.3%
Airbus S.E.*	24,210	3,118
Alstom S.A.*	30,195	1,526
Arkema S.A.	2,621	329
Atos S.E.	3,997	243
AXA S.A.	188,716	4,781
BNP Paribas S.A.	52,123	3,264
Carrefour S.A.	23,199	456
Cie de Saint-Gobain	56,307	3,712
Danone S.A.	32,414	2,283
Dassault Aviation S.A.	505	595
Dassault Systemes S.E.	5,807	1,409
Eiffage S.A.	7,928	807
Elis S.A.*	22,700	428
Engie S.A.	168,085	2,304
Faurecia S.E.	14,585	716
Kering S.A.	1,499	1,312
Klepierre S.A.	29,265	754
Korian S.A.	13,080	483
La Francaise des Jeux S.A.E.M	7,794	458
LVMH Moet Hennessy Louis Vuitton S.E.	15,471	12,147
Nexans S.A.	6,983	637
Nexity S.A.	9,114	456
Orange S.A.	137,315	1,566
Pernod Ricard S.A.	28,990	6,435
Publicis Groupe S.A.	12,056	772
Renault S.A.*	26,959	1,090
Rexel S.A.*	81,685	1,710
RTL Group S.A.	17,162	1,023
Sanofi	43,587	4,567
SCOR S.E.*	27,435	873
SEB S.A.	1,985	359
Societe Generale S.A.	67,044	1,974
SOITEC*	2,984	658
Sopra Steria Group	2,754	530
TotalEnergies S.E.	169,890	7,707
Valeo	20,378	614
Vinci S.A.	15,581	1,664
		73,760
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
Germany – 5.4%
adidas A.G.	9,428	$3,511
alstria office REIT-A.G.	30,059	556
Aurubis A.G.	4,712	437
BASF S.E.	37,905	2,987
Bayer A.G. (Registered)	24,101	1,464
Bechtle A.G.	3,053	568
Brenntag S.E.	6,360	591
Carl Zeiss Meditec A.G. (Bearer)	2,790	539
CECONOMY A.G.*	95,772	467
Continental A.G.	7,854	1,155
Covestro A.G.(2)	7,215	466
Daimler A.G. (Registered)	26,298	2,349
Deutsche Pfandbriefbank A.G.	40,138	397
DWS Group GmbH & Co. KGaA	9,913	449
Freenet A.G.	22,776	538
Fresenius S.E. & Co. KGaA	47,428	2,475
Gerresheimer A.G.	4,892	541
HelloFresh S.E.*	5,195	505
Infineon Technologies A.G.	21,934	880
METRO A.G.	30,961	383
ProSiebenSat.1 Media S.E.	28,089	559
Rheinmetall A.G.	5,929	585
RWE A.G.	88,605	3,211
SAP S.E.	47,085	6,644
Siemens A.G. (Registered)	17,385	2,755
Siemens Healthineers A.G.(2)	42,100	2,582
TAG Immobilien A.G.	23,788	755
United Internet A.G. (Registered)	7,804	319
		38,668
Hong Kong – 1.6%
AIA Group Ltd.	613,911	7,630
ASM Pacific Technology Ltd.	25,200	341
China High Precision Automation Group Ltd.(3) *	982,000	—
CK Asset Holdings Ltd.	235,297	1,624
Futu Holdings Ltd. ADR*	1,109	199
Hysan Development Co. Ltd.	143,000	570
Pacific Basin Shipping Ltd.*	914,000	369
Towngas China Co. Ltd.*	471,000	348
United Laboratories International Holdings (The) Ltd.	386,000	316
		11,397
India – 0.9%
HDFC Bank Ltd. ADR*	83,289	6,090

NORTHERN FUNDS QUARTERLY REPORT     7    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
Indonesia – 0.2%
Bank Mandiri Persero Tbk PT	3,914,831	$1,590
Ireland – 4.7%
Accenture PLC, Class A	31,100	9,168
AerCap Holdings N.V.*	7,798	399
AIB Group PLC (London Exchange)*	365,865	944
Bank of Ireland Group PLC*	101,068	541
Bank of Ireland Group PLC (London Exchange)*	214,368	1,152
Dalata Hotel Group PLC*	72,185	328
Experian PLC	226,693	8,745
ICON PLC*	35,547	7,348
Medtronic PLC	24,700	3,066
Ryanair Holdings PLC ADR*	15,625	1,691
UDG Healthcare PLC	34,133	505
		33,887
Isle of Man – 0.1%
Entain PLC*	17,785	430
Israel – 0.1%
Inmode Ltd.*	8,848	838
Italy – 3.5%
ACEA S.p.A.	23,335	539
Assicurazioni Generali S.p.A.	95,085	1,905
Banca Mediolanum S.p.A.	46,913	456
BPER Banca	267,772	583
Buzzi Unicem S.p.A.	19,840	528
Enel S.p.A.	395,371	3,673
Eni S.p.A.	205,703	2,510
Ferrari N.V.	28,292	5,840
Interpump Group S.p.A.	7,030	417
Reply S.p.A.	4,530	745
Saipem S.p.A.*	247,548	599
UniCredit S.p.A.	584,443	6,888
		24,683
Japan – 12.5%
Alfresa Holdings Corp.	34,800	517
Alps Alpine Co. Ltd.	41,130	432
Anritsu Corp.	19,000	354
ASKUL Corp.	22,200	346
BayCurrent Consulting, Inc.	3,300	1,186
Benesse Holdings, Inc.	3,845	96
Canon, Inc.	29,747	673
Capcom Co. Ltd.	19,900	582
Chiyoda Corp.*	56,281	224
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
Japan – 12.5%continued
Daihen Corp.	9,200	$383
Dai-ichi Life Holdings, Inc.	86,780	1,588
DeNA Co. Ltd.	44,601	948
Denka Co. Ltd.	14,000	465
Eiken Chemical Co. Ltd.	20,900	406
Eisai Co. Ltd.	9,553	934
FANUC Corp.	11,900	2,869
Freee K.K.*	2,800	257
Fuji Corp.	23,100	529
Fuji Media Holdings, Inc.	30,068	334
Fuji Soft, Inc.	6,400	321
Fujitsu Ltd.	4,409	826
FULLCAST Holdings Co. Ltd.	15,300	318
Gree, Inc.	120,810	638
H.U. Group Holdings, Inc.	14,000	360
Hino Motors Ltd.	166,940	1,469
Honda Motor Co. Ltd.	116,866	3,747
Inpex Corp.	187,911	1,408
Internet Initiative Japan, Inc.	24,300	757
Invincible Investment Corp.	838	323
Isuzu Motors Ltd.	168,897	2,240
Izumi Co. Ltd.	8,100	305
Japan Airlines Co. Ltd.*	70,360	1,522
JGC Holdings Corp.	102,622	956
Kamigumi Co. Ltd.	33,380	675
Kanamoto Co. Ltd.	11,800	272
Kaneka Corp.	8,500	342
Kenedix Office Investment Corp.	57	402
Keyence Corp.	11,920	6,013
Kintetsu World Express, Inc.	18,400	388
Komeri Co. Ltd.	11,100	262
Kumagai Gumi Co. Ltd.	12,800	322
Lasertec Corp.	29,500	5,721
Mitsubishi Estate Co. Ltd.	95,433	1,543
Mitsubishi Heavy Industries Ltd.	22,217	653
Mitsubishi Motors Corp.*	133,750	376
Mitsubishi UFJ Financial Group, Inc.	507,532	2,740
Morinaga Milk Industry Co. Ltd.	7,600	396
Murata Manufacturing Co. Ltd.	41,100	3,136
NEC Networks & System Integration Corp.	28,200	445
Nichirei Corp.	10,600	279
Nikkiso Co. Ltd.	26,400	265
Nikon Corp.	90,186	962

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
Japan – 12.5%continued
Nippon Accommodations Fund, Inc.	76	$439
Nippon Electric Glass Co. Ltd.	20,100	472
Nippon Television Holdings, Inc.	55,853	647
Nissan Motor Co. Ltd.*	266,379	1,321
Nomura Holdings, Inc.	127,222	646
North Pacific Bank Ltd.	121,900	258
Ono Pharmaceutical Co. Ltd.	31,500	699
Open House Co. Ltd.	15,400	724
Outsourcing, Inc.	18,900	343
Penta-Ocean Construction Co. Ltd.	63,700	443
Rengo Co. Ltd.	60,300	502
Resona Holdings, Inc.	439,504	1,685
Resorttrust, Inc.	20,200	330
Sankyu, Inc.	7,000	302
Sanwa Holdings Corp.	31,400	385
Sawai Group Holdings Co. Ltd.	8,800	392
Shimamura Co. Ltd.	14,710	1,411
Shinko Electric Industries Co. Ltd.	31,100	1,139
Ship Healthcare Holdings, Inc.	17,200	400
Sompo Holdings, Inc.	37,600	1,385
Starts Corp., Inc.	13,500	345
Sumitomo Forestry Co. Ltd.	19,900	365
Sumitomo Heavy Industries Ltd.	27,110	745
Sumitomo Mitsui Financial Group, Inc.	122,215	4,206
Sumitomo Mitsui Trust Holdings, Inc.	47,910	1,516
Sushiro Global Holdings Ltd.	12,200	526
T&D Holdings, Inc.	176,995	2,300
Taiheiyo Cement Corp.	34,050	747
Taiyo Yuden Co. Ltd.	10,800	534
Takeda Pharmaceutical Co. Ltd.	189,826	6,375
Takeuchi Manufacturing Co. Ltd.	16,100	401
THK Co. Ltd.	27,579	822
Tokyo Seimitsu Co. Ltd.	8,900	403
Tokyotokeiba Co. Ltd.	6,600	269
TOPPAN, Inc.	32,520	522
Toyo Tire Corp.	33,200	701
Valor Holdings Co. Ltd.	15,500	316
Zenkoku Hosho Co. Ltd.	11,100	477
Zeon Corp.	21,300	295
		89,293
Jordan – 0.1%
Hikma Pharmaceuticals PLC	11,063	375
Macau – 0.2%
Sands China Ltd.*	358,000	1,508
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
Malaysia – 0.1%
CIMB Group Holdings Bhd.	611,385	$679
Mexico – 0.4%
America Movil S.A.B. de C.V., Class L ADR	105,683	1,585
Grupo Financiero Banorte S.A.B. de C.V., Series O	102,118	658
Wal-Mart de Mexico S.A.B. de C.V.	179,843	587
		2,830
Netherlands – 4.8%
ABN AMRO Bank N.V. - C.V.A.*	121,594	1,468
Adyen N.V.(2) *	2,021	4,939
Akzo Nobel N.V.	23,255	2,874
ArcelorMittal S.A.	49,120	1,508
Argenx S.E.*	1,164	351
ASM International N.V.	3,607	1,186
ASML Holding N.V.	1,703	1,172
ASML Holding N.V. (Registered)	11,648	8,047
ASR Nederland N.V.	14,634	565
Euronext N.V.	6,158	670
ING Groep N.V.	335,468	4,438
Intertrust N.V.*	16,237	292
PostNL N.V.	117,260	636
Royal Dutch Shell PLC, Class B	229,566	4,461
SBM Offshore N.V.	21,611	328
Signify N.V.	15,383	973
VEON Ltd. ADR*	299,744	549
		34,457
Norway – 0.3%
Norsk Hydro ASA	327,562	2,092
Sparebanken Vest	28,826	300
		2,392
Peru – 0.1%
Credicorp Ltd.*	5,801	703
Russia – 0.4%
Gazprom PJSC ADR	194,414	1,486
LUKOIL PJSC ADR	5,156	479
Sberbank of Russia PJSC ADR	50,120	832
		2,797
Singapore – 0.1%
Frasers Logistics & Commercial Trust	410,000	440
South Africa – 0.3%
Gold Fields Ltd. ADR	78,654	700
Impala Platinum Holdings Ltd.	8,535	141

NORTHERN FUNDS QUARTERLY REPORT     9    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
South Africa – 0.3%continued
MTN Group*	117,218	$847
Old Mutual Ltd.	874,505	826
		2,514
South Korea – 3.2%
AfreecaTV Co. Ltd.	6,920	731
Coway Co. Ltd.	4,804	336
Hankook Tire & Technology Co. Ltd.	22,630	1,039
Hite Jinro Co. Ltd.	9,885	331
KB Financial Group, Inc.	49,499	2,449
KT Corp. ADR	142,640	1,990
Maeil Dairies Co. Ltd.	4,290	294
Neowiz*	18,910	424
Osstem Implant Co. Ltd.	9,678	977
Partron Co. Ltd.	35,418	327
PharmaResearch Co. Ltd.	6,649	532
Samsung Electronics Co. Ltd.	75,554	5,415
Samsung Engineering Co. Ltd.*	26,150	555
Seoul Semiconductor Co. Ltd.	19,159	323
SFA Engineering Corp.	9,477	365
Shinhan Financial Group Co. Ltd.	56,142	2,022
SK Hynix, Inc.	32,678	3,701
Soulbrain Co. Ltd.	3,639	1,063
WONIK IPS Co. Ltd.	7,339	323
		23,197
Spain – 3.3%
Acciona S.A.	2,917	440
Acerinox S.A.	31,670	382
Aena S.M.E. S.A.*	14,048	2,303
Amadeus IT Group S.A.*	145,529	10,235
Applus Services S.A.*	35,875	351
Banco Bilbao Vizcaya Argentaria S.A.*	336,003	2,090
Bankinter S.A.	97,558	490
CaixaBank S.A.	1,383,175	4,250
Cia de Distribucion Integral Logista Holdings S.A.	20,372	419
Industria de Diseno Textil S.A.	25,656	904
Laboratorios Farmaceuticos Rovi S.A.	8,590	595
Merlin Properties Socimi S.A.*	44,472	461
Viscofan S.A.	4,639	324
		23,244
Sweden – 2.2%
Atlas Copco AB, Class A	93,770	5,745
Dometic Group AB	32,977	562
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
Sweden – 2.2%continued
Evolution AB	40,485	$6,400
G5 Entertainment AB	7,233	444
Getinge AB, Class B	19,621	740
Kindred Group PLC SDR	46,798	734
Peab AB, Class B	28,897	357
Wihlborgs Fastigheter AB	21,395	464
		15,446
Switzerland – 8.8%
ABB Ltd. (Registered)	47,893	1,626
Adecco Group A.G. (Registered)	52,215	3,549
Alcon, Inc.	78,764	5,517
Bucher Industries A.G. (Registered)	1,310	685
Cie Financiere Richemont S.A., Class A (Registered)	20,452	2,476
Coca-Cola HBC A.G. - CDI*	9,748	353
Credit Suisse Group A.G. (Registered)	208,969	2,187
Forbo Holding A.G. (Registered)	188	356
Holcim Ltd.*	48,281	2,897
Julius Baer Group Ltd.	19,121	1,247
Logitech International S.A. (Registered)	11,515	1,396
Lonza Group A.G. (Registered)	8,477	6,009
Nestle S.A. (Registered)	52,903	6,588
Novartis A.G. (Registered)	53,492	4,876
PSP Swiss Property A.G. (Registered)	4,942	627
Roche Holding A.G. (Genusschein)	11,973	4,512
Sika A.G. (Registered)	21,194	6,930
Sulzer A.G. (Registered)	2,894	400
Swiss Life Holding A.G. (Registered)	1,082	526
Tecan Group A.G. (Registered)	1,224	607
Temenos A.G. (Registered)	11,665	1,874
UBS Group A.G. (Registered)	222,203	3,402
Vontobel Holding A.G. (Registered)	6,757	527
Wizz Air Holdings PLC*	7,242	468
Zur Rose Group A.G.*	634	243
Zurich Insurance Group A.G.	7,006	2,809
		62,687
Taiwan – 1.8%
Catcher Technology Co. Ltd.	191,014	1,248
Hon Hai Precision Industry Co. Ltd.	347,995	1,399
Shin Kong Financial Holding Co. Ltd.	1,783,433	610
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	77,134	9,268
		12,525

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
Thailand – 0.2%
Kasikornbank PCL (Registered)	67,187	$248
Kasikornbank PCL NVDR	397,598	1,465
		1,713
Turkey – 0.1%
Turk Telekomunikasyon A.S.	572,299	438
Turkcell Iletisim Hizmetleri A.S.	304,913	565
		1,003
United Kingdom – 8.8%
888 Holdings PLC	64,349	342
Anglo American PLC	56,618	2,256
AstraZeneca PLC	9,429	1,131
Atlantica Sustainable Infrastructure PLC	10,154	378
B&M European Value Retail S.A.	58,854	467
Babcock International Group PLC*	196,601	789
BAE Systems PLC	304,768	2,203
Barclays PLC	696,118	1,651
BP PLC	1,463,142	6,395
British American Tobacco PLC	64,739	2,524
British Land (The) Co. PLC	114,429	785
BT Group PLC*	667,051	1,791
Bunzl PLC	30,940	1,023
Cairn Energy PLC	169,947	343
Centrica PLC*	919,184	654
Close Brothers Group PLC	22,911	480
Compass Group PLC*	32,857	693
Computacenter PLC	21,328	759
Cranswick PLC	6,849	376
Electrocomponents PLC	25,115	358
Endeavour Mining PLC	36,945	793
Future PLC	23,000	997
Genus PLC	4,991	343
IG Group Holdings PLC	34,612	405
IMI PLC	32,308	769
Intermediate Capital Group PLC	14,829	437
J Sainsbury PLC	680,244	2,559
Kingfisher PLC	355,648	1,794
Land Securities Group PLC	76,636	717
LondonMetric Property PLC	146,091	468
Marks & Spencer Group PLC*	347,281	704
Micro Focus International PLC	57,014	432
OSB Group PLC	79,706	512
Pets at Home Group PLC	65,842	416
Prudential PLC	108,446	2,058
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.6% (1)continued
United Kingdom – 8.8%continued
Redrow PLC	68,144	$578
RELX PLC	41,200	1,099
RELX PLC (London Exchange)	41,343	1,098
Rolls-Royce Holdings PLC*	3,484,903	4,781
Royal Mail PLC*	71,542	572
Safestore Holdings PLC	52,016	682
Sage Group (The) PLC	263,267	2,494
Serco Group PLC	247,954	466
Spirent Communications PLC	94,785	323
Standard Chartered PLC	282,048	1,797
Stock Spirits Group PLC	95,523	346
Synthomer PLC	67,082	456
Tate & Lyle PLC	40,036	409
Travis Perkins PLC*	17,114	400
Ultra Electronics Holdings PLC	12,341	391
Unilever PLC (London Exchange)	73,514	4,300
UNITE Group (The) PLC	28,068	417
Vistry Group PLC	32,907	536
WPP PLC	188,592	2,553
		62,500
United States – 4.7%
Aon PLC, Class A	31,080	7,421
EPAM Systems, Inc.*	10,400	5,314
Mettler-Toledo International, Inc.*	4,306	5,965
Nexteer Automotive Group Ltd.	239,000	332
Ovintiv, Inc.	36,913	1,163
Reliance Worldwide Corp. Ltd.	107,514	424
ResMed, Inc.	32,385	7,984
STERIS PLC	23,864	4,923
		33,526
Total Common Stocks
(Cost $494,931)		682,157

PREFERRED STOCKS – 0.1%
Germany – 0.1%
Volkswagen A.G., 2.33%(4)	1,323	332
Total Preferred Stocks
(Cost $214)		332

NORTHERN FUNDS QUARTERLY REPORT     11    MULTI-MANAGER FUNDS

Schedule of Investments
ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(5) (6)	20,183,787	$20,184
Vanguard FTSE Developed Markets ETF	25,759	1,327
Total Investment Companies
(Cost $21,513)		21,511

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.6%
U.S. Treasury Bill, 0.06%, 7/15/21(7) (8)	$4,460	$4,460
Total Short-Term Investments
(Cost $4,460)		4,460

Total Investments – 99.3%
(Cost $521,118)		708,460
Other Assets less Liabilities – 0.7%		5,081
Net Assets – 100.0%		$713,541

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2021 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ADR – American Depositary Receipt

ASA – Aksjeselskap (Norway: Stock Company)

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. – Societas Europaea (German: Public Company)

SDR – Swedish Depositary Receipt
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)**
MSCI EAFE Index (United States Dollar)	100	$11,521	Long	9/21	$(277)

**	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
At June 30, 2021, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Communication Services	4.4%
Consumer Discretionary	13.6
Consumer Staples	4.3
Energy	4.4
Financials	15.8
Health Care	13.6
Industrials	14.6
Information Technology	16.1
Materials	5.0
Real Estate	2.2
Short-Term Investments	3.5
Utilities	1.8
Total Investments	99.3
Other Assets less Liabilities	0.7
Net Assets	100.0%
At June 30, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
Euro	27.0%
United States Dollar	21.1
Japanese Yen	12.5
British Pound	10.7
Swiss Franc	8.7
Hong Kong Dollar	5.1
All other currencies less than 5%	14.2
Total Investments	99.3
Other Assets less Liabilities	0.7
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$7,617	$—	$—	$7,617
Brazil	4,742	—	—	4,742
Canada	40,038	—	—	40,038
China	7,774	21,605	—	29,379
Hong Kong	9,801	1,596	—	11,397
India	6,090	—	—	6,090
Ireland	21,672	12,215	—	33,887
Israel	838	—	—	838
Mexico	2,830	—	—	2,830
Netherlands	8,596	25,861	—	34,457
Peru	703	—	—	703
South Africa	700	1,814	—	2,514
South Korea	1,990	21,207	—	23,197
Taiwan	10,667	1,858	—	12,525
United Kingdom	1,171	61,329	—	62,500
United States	33,102	424	—	33,526
All Other Countries(1)	—	375,917	—	375,917
Total Common Stocks	158,331	523,826	—	682,157
Preferred Stocks	—	332	—	332
Investment Companies	21,511	—	—	21,511
Short-Term Investments	—	4,460	—	4,460
Total Investments	$179,842	$528,618	$—	$708,460
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(277)	$—	$—	$(277)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$18,115	$41,335	$39,266	$—	$20,184	20,183,787
NORTHERN FUNDS QUARTERLY REPORT     13    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)
Australia – 7.5%
Atlas Arteria Ltd.	2,012,746	$9,618
Aurizon Holdings Ltd.	3,064,766	8,556
Spark Infrastructure Group	8,786,240	14,801
Transurban Group	5,172,477	55,327
		88,302
Brazil – 0.7%
CCR S.A.	1,946,900	5,261
CPFL Energia S.A.	673,400	3,636
		8,897
Canada – 3.7%
Atco Ltd., Class I	78,496	2,783
Emera, Inc.	263,608	11,960
Enbridge, Inc.	268,108	10,734
Hydro One Ltd.	219,820	5,313
Pembina Pipeline Corp.	410,300	13,038
		43,828
Chile – 0.1%
Aguas Andinas S.A., Class A	6,286,548	1,293
China – 0.7%
Jiangsu Expressway Co. Ltd., Class H	7,722,000	8,742
France – 7.8%
Eiffage S.A.	46,497	4,733
Eutelsat Communications S.A.	456,700	5,338
Getlink S.E.	1,154,979	18,019
Rubis S.C.A.	240,006	10,671
SES S.A.	810,900	6,198
Vinci S.A.	443,006	47,304
		92,263
Germany – 0.5%
Fraport A.G. Frankfurt Airport Services Worldwide*	95,326	6,495
Hong Kong – 3.2%
China Gas Holdings Ltd.	3,079,200	9,396
CK Infrastructure Holdings Ltd.	812,500	4,845
CLP Holdings Ltd.	669,000	6,613
Guangdong Investment Ltd.	5,138,000	7,385
Power Assets Holdings Ltd.	1,497,320	9,189
		37,428
Italy – 10.2%
Atlantia S.p.A.*	1,599,011	28,977
Hera S.p.A.	2,829,259	11,694
Infrastrutture Wireless Italiane S.p.A.(2)	1,576,808	17,828
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)continued
Italy – 10.2%continued
Italgas S.p.A.	1,553,782	$10,171
Snam S.p.A.	4,995,794	28,912
Terna Rete Elettrica Nazionale S.p.A.	3,085,362	22,988
		120,570
Japan – 0.5%
Tokyo Gas Co. Ltd.	286,300	5,381
Mexico – 1.3%
ALEATICA S.A.B. de C.V.	3,216,989	3,262
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B*	360,558	6,638
Promotora y Operadora de Infraestructura S.A.B. de C.V.	721,906	5,764
		15,664
Netherlands – 1.1%
Koninklijke Vopak N.V.	298,046	13,545
Portugal – 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	1,283,008	3,559
Spain – 6.1%
Aena S.M.E. S.A.*	109,658	17,980
EDP Renovaveis S.A.	324,433	7,518
Ferrovial S.A.	1,576,899	46,291
		71,789
Switzerland – 1.6%
Flughafen Zurich A.G. (Registered)*	113,873	18,838
United Kingdom – 11.6%
National Grid PLC	3,848,882	49,005
Pennon Group PLC	979,697	15,399
Severn Trent PLC	1,077,083	37,256
SSE PLC	561,663	11,668
United Utilities Group PLC	1,803,056	24,316
		137,644
United States – 36.7%
Alliant Energy Corp.	182,414	10,171
Ameren Corp.	329,660	26,386
American Electric Power Co., Inc.	211,290	17,873
American Tower Corp.	107,310	28,989
Atmos Energy Corp.	108,123	10,392
Avista Corp.	64,873	2,768
CenterPoint Energy, Inc.	406,851	9,976
Cheniere Energy, Inc.*	170,398	14,780
Consolidated Edison, Inc.	131,600	9,438
Crown Castle International Corp.	53,711	10,479

MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)continued
United States – 36.7%continued
CSX Corp.	838,131	$26,887
Dominion Energy, Inc.	459,883	33,834
Duke Energy Corp.	270,052	26,660
Edison International	193,124	11,166
Entergy Corp.	105,750	10,543
Essential Utilities, Inc.	128,132	5,856
Evergy, Inc.	147,407	8,908
Eversource Energy	189,406	15,198
Exelon Corp.	132,306	5,862
FirstEnergy Corp.	289,706	10,780
Kinder Morgan, Inc.	200,152	3,649
NextEra Energy, Inc.	253,275	18,560
NiSource, Inc.	631,371	15,469
Norfolk Southern Corp.	56,924	15,108
Pinnacle West Capital Corp.	189,941	15,569
Republic Services, Inc.	55,427	6,098
SBA Communications Corp.	50,964	16,242
Sempra Energy	128,112	16,972
SJW Group	53,780	3,404
UGI Corp.	102,758	4,759
Williams (The) Cos., Inc.	342,594	9,096
Xcel Energy, Inc.	184,101	12,129
		434,001
Total Common Stocks
(Cost $980,054)		1,108,239

MASTER LIMITED PARTNERSHIPS – 1.3%
United States – 1.3%
Enterprise Products Partners L.P.	379,160	9,149
Magellan Midstream Partners L.P.	121,760	5,955
		15,104
Total Master Limited Partnerships
(Cost $11,639)		15,104

INVESTMENT COMPANIES – 4.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	50,315,914	50,316
Total Investment Companies
(Cost $50,316)		50,316

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 0.06%, 7/15/21(5) (6)	$4,180	$4,180
Total Short-Term Investments
(Cost $4,180)		4,180

Total Investments – 99.5%
(Cost $1,046,189)		1,177,839
Other Assets less Liabilities – 0.5%		5,533
Net Assets – 100.0%		$1,183,372

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2021 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

EAFE – Europe, Australasia and the Far East

L.P. – Limited Partnership

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

S&P – Standard & Poor's

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. – Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     15    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	57	$12,223	Long	9/21	$173
MSCI EAFE Index (United States Dollar)	84	9,677	Long	9/21	(149)
Total					$24
At June 30, 2021, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Communication Services	2.5%
Energy	6.7
Industrials	28.7
Real Estate	4.7
Short-Term Investments	4.6
Utilities	52.3
Total Investments	99.5
Other Assets less Liabilities	0.5
Net Assets	100.0%
At June 30, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	42.6%
Euro	26.0
British Pound	11.6
Australian Dollar	7.5
All other currencies less than 5%	11.8
Total Investments	99.5
Other Assets less Liabilities	0.5
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on
June 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Brazil	$8,897	$—	$—	$8,897
Canada	43,828	—	—	43,828
Chile	1,293	—	—	1,293
Hong Kong	7,385	30,043	—	37,428
Mexico	15,664	—	—	15,664
United States	434,001	—	—	434,001
All Other Countries(1)	—	567,128	—	567,128
Total Common Stocks	511,068	597,171	—	1,108,239
Master Limited Partnerships	15,104	—	—	15,104
Investment Companies	50,316	—	—	50,316
Short-Term Investments	—	4,180	—	4,180
Total Investments	$576,488	$601,351	$—	$1,177,839
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$173	$—	$—	$173
Liabilities
Futures Contracts	(149)	—	—	(149)
Total Other Financial Instruments	$24	$—	$—	$24

(1)	Classifications as defined in the Schedule of Investments.

MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$42,041	$103,568	$95,293	$—	$50,316	50,315,914
NORTHERN FUNDS QUARTERLY REPORT     17    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL REAL ESTATE FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)
Australia – 3.4%
BGP Holdings PLC(2) *	3,277,404	$—
Goodman Group	290,840	4,595
National Storage REIT	1,074,826	1,597
NEXTDC Ltd.*	85,678	761
		6,953
Belgium – 2.6%
Aedifica S.A.	2,821	372
Shurgard Self Storage S.A.	30,249	1,459
VGP N.V.	4,800	946
Warehouses De Pauw - C.V.A.	66,115	2,524
		5,301
Brazil – 0.2%
Multiplan Empreendimentos Imobiliarios S.A.*	76,217	360
Canada – 1.5%
Allied Properties Real Estate Investment Trust	25,532	928
Granite Real Estate Investment Trust	31,604	2,103
		3,031
China – 0.7%
China Resources Mixc Lifestyle Services Ltd.	47,200	323
GDS Holdings Ltd., Class A*	104,648	1,029
		1,352
France – 0.4%
Gecina S.A.	5,518	846
Germany – 4.9%
Aroundtown S.A.	79,000	616
Deutsche Wohnen S.E.	58,338	3,571
Instone Real Estate Group A.G.	36,000	1,084
LEG Immobilien S.E.	21,085	3,038
Vonovia S.E.	23,600	1,527
		9,836
Hong Kong – 5.6%
China Resources Land Ltd.	40,000	162
ESR Cayman Ltd.*	655,400	2,212
Link REIT	178,400	1,726
New World Development Co. Ltd.	182,000	946
Shimao Group Holdings Ltd.	203,500	499
Sino Land Co. Ltd.	901,683	1,421
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
Hong Kong – 5.6%continued
Sun Hung Kai Properties Ltd.	107,500	$1,602
Swire Properties Ltd.	912,600	2,721
		11,289
India – 0.5%
Embassy Office Parks REIT	231,600	1,092
Japan – 6.5%
Advance Residence Investment Corp.	582	1,938
GLP J-REIT	342	590
Hulic REIT, Inc.	331	557
Industrial & Infrastructure Fund Investment Corp.	440	839
Japan Hotel REIT Investment Corp.	740	444
Japan Logistics Fund, Inc.	513	1,543
Japan Metropolitan Fund Invest	705	764
Katitas Co. Ltd.	72,200	2,029
LaSalle Logiport REIT	383	648
Mitsui Fudosan Co. Ltd.	98,800	2,287
Nomura Real Estate Master Fund, Inc.	537	861
Tokyu Fudosan Holdings Corp.	108,800	654
		13,154
Mexico – 0.9%
Corp. Inmobiliaria Vesta S.A.B. de C.V.	438,908	855
Fibra Uno Administracion S.A. de C.V.	917,245	989
		1,844
Netherlands – 0.4%
CTP N.V.*	38,534	777
Singapore – 3.6%
Ascendas India Trust	956,600	989
CapitaLand Ltd.	237,600	656
Mapletree Commercial Trust	1,148,600	1,848
Mapletree Industrial Trust	477,015	1,005
Mapletree Logistics Trust	1,743,211	2,661
		7,159
Spain – 2.2%
Cellnex Telecom S.A.*	59,293	3,777
Merlin Properties Socimi S.A.*	58,000	601
		4,378
Sweden – 0.6%
Fastighets AB Balder, Class B*	20,800	1,305
United Kingdom – 6.3%
Big Yellow Group PLC	110,627	2,001
Grainger PLC	498,541	1,967

MULTI-MANAGER FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
United Kingdom – 6.3%continued
Helical PLC	105,000	$632
Helios Towers PLC*	869,474	1,961
Safestore Holdings PLC	44,481	583
Segro PLC	95,145	1,441
Shaftesbury PLC	270,735	2,134
UNITE Group (The) PLC	103,812	1,541
Workspace Group PLC	30,000	346
		12,606
United States – 56.3%
Alexandria Real Estate Equities, Inc.	30,816	5,607
American Homes 4 Rent, Class A	89,487	3,477
American Tower Corp.	13,633	3,683
Americold Realty Trust	51,842	1,962
AvalonBay Communities, Inc.	16,862	3,519
Boston Properties, Inc.	13,230	1,516
Brixmor Property Group, Inc.	90,352	2,068
CoreSite Realty Corp.	14,491	1,950
Douglas Emmett, Inc.	78,536	2,640
Duke Realty Corp.	54,191	2,566
Empire State Realty Trust, Inc., Class A	49,390	593
Encompass Health Corp.	13,165	1,027
EPR Properties*	11,008	580
Equinix, Inc.	3,730	2,994
Equity LifeStyle Properties, Inc.	68,167	5,065
Essex Property Trust, Inc.	8,388	2,516
Extra Space Storage, Inc.	23,700	3,883
Hilton Worldwide Holdings, Inc.*	11,186	1,349
Host Hotels & Resorts, Inc.*	99,158	1,695
Invitation Homes, Inc.	62,826	2,343
Medical Properties Trust, Inc.	95,565	1,921
MGM Growth Properties LLC, Class A	49,896	1,827
Mid-America Apartment Communities, Inc.	16,101	2,712
National Health Investors, Inc.	17,156	1,150
National Retail Properties, Inc.	74,755	3,505
Prologis, Inc.	107,975	12,906
QTS Realty Trust, Inc., Class A	22,428	1,734
Rayonier, Inc.	53,659	1,928
Rexford Industrial Realty, Inc.	35,234	2,007
Sabra Health Care REIT, Inc.	92,433	1,682
SBA Communications Corp.	5,542	1,766
Simon Property Group, Inc.	23,173	3,024
Spirit Realty Capital, Inc.	42,843	2,050
STAG Industrial, Inc.	59,092	2,212
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.6% (1)continued
United States – 56.3%continued
STORE Capital Corp.	61,627	$2,127
Sun Communities, Inc.	34,232	5,867
UDR, Inc.	52,549	2,574
Urban Edge Properties	95,364	1,821
VICI Properties, Inc.	185,215	5,745
Welltower, Inc.	47,572	3,953
		113,544
Total Common Stocks
(Cost $153,602)		194,827

INVESTMENT COMPANIES – 3.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	5,992,363	5,992
Total Investment Companies
(Cost $5,992)		5,992

Total Investments – 99.6%
(Cost $159,594)		200,819
Other Assets less Liabilities – 0.4%		713
Net Assets – 100.0%		$201,532

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

LLC – Limited Liability Company

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

NORTHERN FUNDS QUARTERLY REPORT     19    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER GLOBAL REAL ESTATE FUND continued
S.E. – Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.
At June 30, 2021, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Diversified Real Estate Activities	4.2%
Diversified REITs	3.3
Health Care Facilities	0.5
Health Care REITs	4.6
Hotel & Resort REITs	1.9
Hotels, Resorts & Cruise Lines	0.7
Industrial REITs	19.6
Integrated Telecommunication Services	2.9
Internet Services & Infrastructure	0.8
Office REITs	6.0
Real Estate Development	2.5
Real Estate Operating Companies	10.5
Residential REITs	15.6
Retail REITs	9.3
Short-Term Investments	3.0
Specialized REITs	14.2
Total Investments	99.6
Other Assets less Liabilities	0.4
Net Assets	100.0%
At June 30, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	59.3%
Euro	10.5
Japanese Yen	6.5
Hong Kong Dollar	6.3
British Pound	6.3
All other currencies less than 5%	10.7
Total Investments	99.6
Other Assets less Liabilities	0.4
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Brazil	$360	$—	$—	$360
Canada	3,031	—	—	3,031
Hong Kong	4,822	6,467	—	11,289
Mexico	1,844	—	—	1,844
United States	113,544	—	—	113,544
All Other Countries(1)	—	64,759	—	64,759
Total Common Stocks	123,601	71,226	—	194,827
Investment Companies	5,992	—	—	5,992
Total Investments	$129,593	$71,226	$—	$200,819

(1)	Classifications as defined in the Schedule of Investments.

MULTI-MANAGER FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,903	$16,857	$14,768	$—	$5,992	5,992,363
NORTHERN FUNDS QUARTERLY REPORT     21    MULTI-MANAGER FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)
Australia – 0.8%
Aristocrat Leisure Ltd.	16,498	$533
BHP Group Ltd.	16,446	597
CSL Ltd.	1,945	416
Goodman Group	33,943	536
Rio Tinto Ltd.	10,194	968
		3,050
Belgium – 0.1%
KBC Group N.V.	3,678	280
Brazil – 1.2%
BB Seguridade Participacoes S.A.	260,131	1,213
JBS S.A.	127,100	746
Telefonica Brasil S.A.	104,800	885
TIM S.A.*	248,622	577
Vale S.A.	20,100	457
WEG S.A.	50,700	343
		4,221
Canada – 2.1%
Canadian Imperial Bank of Commerce	2,394	273
CI Financial Corp.	14,076	258
Constellation Software, Inc.	824	1,248
Element Fleet Management Corp.	15,634	182
IGM Financial, Inc.	21,483	759
Magna International, Inc.	11,969	1,108
Manulife Financial Corp.	31,311	616
National Bank of Canada	3,543	265
Open Text Corp.	4,300	218
Quebecor, Inc., Class B	13,597	363
Shopify, Inc., Class A*	551	805
Sun Life Financial, Inc.	14,555	751
Toronto-Dominion Bank (The)	10,533	738
		7,584
Chile – 0.2%
Banco Santander Chile ADR	33,312	662
China – 3.3%
Alibaba Group Holding Ltd. ADR*	3,284	745
A-Living Smart City Services Co. Ltd.	53,500	266
Anhui Conch Cement Co. Ltd., Class H	30,000	159
Autohome, Inc. ADR	2,090	134
Baidu, Inc. ADR*	24,744	5,045
China Construction Bank Corp., Class H	943,000	741
China Hongqiao Group Ltd.	246,000	333
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
China – 3.3%continued
China Shenhua Energy Co. Ltd., Class H	119,000	$233
CSC Financial Co. Ltd., Class H	156,000	189
Hengan International Group Co. Ltd.	29,000	194
NetEase, Inc. ADR	3,627	418
New China Life Insurance Co. Ltd., Class H	109,300	373
Postal Savings Bank of China Co. Ltd., Class H	215,000	145
Sinotruk Hong Kong Ltd.	87,500	187
Tencent Holdings Ltd.	11,200	842
Tencent Holdings Ltd. ADR	656	49
Tingyi Cayman Islands Holding Corp.	74,000	148
TravelSky Technology Ltd., Class H	168,045	363
Trip.com Group Ltd. ADR*	10,321	366
Tsingtao Brewery Co. Ltd., Class H	22,000	237
Vipshop Holdings Ltd. ADR*	10,645	214
Weibo Corp. ADR*	2,374	125
Weichai Power Co. Ltd., Class H	218,000	485
		11,991
Denmark – 0.8%
AP Moller - Maersk A/S, Class B	84	241
Carlsberg A/S, Class B	1,344	251
Genmab A/S*	785	320
GN Store Nord A/S	4,405	386
H Lundbeck A/S	4,775	152
Novo Nordisk A/S, Class B	13,203	1,105
Pandora A/S	3,496	471
		2,926
Finland – 0.6%
Neste OYJ	12,646	775
Nokia OYJ*	290,625	1,556
		2,331
France – 3.4%
AXA S.A.	13,986	354
BNP Paribas S.A.	14,274	894
Cie Generale des Etablissements Michelin S.C.A.	23,734	3,788
Cie Generale des Etablissements Michelin S.C.A. ADR	71,000	2,269
Ipsen S.A.	2,796	291
L'Oreal S.A.	1,312	585
LVMH Moet Hennessy Louis Vuitton S.E.	647	508
RTL Group S.A.	4,231	252

MULTI-MANAGER FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
France – 3.4%continued
Safran S.A.	1,441	$200
Sanofi	7,645	801
Schneider Electric S.E.	5,684	895
Thales S.A.	2,921	298
TotalEnergies S.E.	4,629	210
Vivendi S.A.	36,133	1,214
		12,559
Germany – 4.0%
Allianz S.E. (Registered)	2,045	510
Bayerische Motoren Werke A.G.	3,122	331
Brenntag S.E.	7,737	720
Daimler A.G. (Registered)	12,107	1,082
Deutsche Boerse A.G.	32,645	5,698
Deutsche Post A.G. (Registered)	12,190	829
Fresenius Medical Care A.G. & Co. KGaA	2,361	196
LEG Immobilien S.E.	2,689	387
Merck KGaA	2,873	552
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	1,329	364
SAP S.E.	1,789	252
SAP S.E. ADR	9,778	1,373
Siemens A.G. (Registered)	2,639	418
Telefonica Deutschland Holding A.G.	648,579	1,712
Zalando S.E.(2) *	2,001	242
		14,666
Greece – 0.0%
Hellenic Telecommunications Organization S.A.	7,778	131
Hong Kong – 0.5%
CK Asset Holdings Ltd.	16,500	114
CLP Holdings Ltd.	75,000	741
JS Global Lifestyle Co. Ltd.	64,000	180
Kingboard Holdings Ltd.	40,000	222
Kunlun Energy Co. Ltd.	242,000	223
WH Group Ltd.(2)	250,000	225
		1,705
India – 0.3%
Infosys Ltd. ADR	47,174	1,000
Wipro Ltd. ADR	32,007	250
		1,250
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
Indonesia – 0.1%
Bank Mandiri Persero Tbk PT	677,300	$275
Ireland – 0.9%
Allegion PLC	2,725	380
ICON PLC*	2,319	479
Medtronic PLC	18,100	2,247
		3,106
Israel – 0.3%
Check Point Software Technologies Ltd.*	8,561	994
Playtika Holding Corp.*	8,630	206
		1,200
Italy – 1.0%
Banca Mediolanum S.p.A.	4,423	43
Enel S.p.A.	45,544	423
Italgas S.p.A.	145,347	952
Snam S.p.A.	379,863	2,198
		3,616
Japan – 6.8%
Asahi Group Holdings Ltd.	4,500	210
Bridgestone Corp.	39,200	1,783
Daito Trust Construction Co. Ltd.	6,100	667
Daiwa House Industry Co. Ltd.	13,400	402
ENEOS Holdings, Inc.	137,300	575
Fujitsu Ltd.	3,300	618
Honda Motor Co. Ltd.	17,500	561
Hoya Corp.	1,600	212
ITOCHU Corp.	39,100	1,124
Japan Tobacco, Inc.	89,300	1,686
KDDI Corp.	2,200	69
McDonald's Holdings Co. Japan Ltd.	3,400	150
Mitsubishi Gas Chemical Co., Inc.	10,200	216
Mitsubishi UFJ Financial Group, Inc. ADR	175,000	948
Mitsui Chemicals, Inc.	6,500	224
Nintendo Co. Ltd.	8,100	4,713
Nintendo Co. Ltd. ADR	3,148	228
Nippon Sanso Holdings Corp.	11,000	225
Nippon Telegraph & Telephone Corp.	6,600	172
Nissan Chemical Corp.	7,000	343
Ono Pharmaceutical Co. Ltd.	16,400	364
ORIX Corp.	23,000	387
Renesas Electronics Corp.*	26,200	283
Sankyo Co. Ltd.	3,800	97

NORTHERN FUNDS QUARTERLY REPORT     23    MULTI-MANAGER FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
Japan – 6.8%continued
Secom Co. Ltd.	6,300	$479
Sony Group Corp.	11,300	1,097
Sony Group Corp. ADR	26,700	2,596
Subaru Corp.	101,400	1,999
Sumitomo Metal Mining Co. Ltd.	4,800	187
Takeda Pharmaceutical Co. Ltd.	19,500	655
Tokyo Electron Ltd.	1,300	560
Tosoh Corp.	16,800	290
Welcia Holdings Co. Ltd.	8,500	278
ZOZO, Inc.	8,000	272
		24,670
Mexico – 0.1%
Regional S.A.B. de C.V.	608	3
Wal-Mart de Mexico S.A.B. de C.V.	101,555	332
		335
Netherlands – 2.1%
Akzo Nobel N.V.	4,825	596
ASML Holding N.V.	1,297	893
Koninklijke Ahold Delhaize N.V.	146,715	4,362
Royal Dutch Shell PLC, Class B	41,209	801
Wolters Kluwer N.V.	11,025	1,108
		7,760
Peru – 0.4%
Credicorp Ltd.*	10,811	1,309
Portugal – 0.0%
Jeronimo Martins SGPS S.A.	8,515	155
Russia – 0.1%
MMC Norilsk Nickel PJSC ADR	10,626	362
Moscow Exchange MICEX-RTS PJSC	51,540	120
		482
Singapore – 0.6%
DBS Group Holdings Ltd.	49,100	1,090
Sea Ltd. ADR*	1,402	385
Singapore Exchange Ltd.	79,200	659
		2,134
South Africa – 0.4%
African Rainbow Minerals Ltd.	13,111	235
Anglo American Platinum Ltd.	2,940	340
MTN Group*	27,960	202
Sanlam Ltd.	105,007	451
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
South Africa – 0.4%continued
Thungela Resources Ltd. - CDI*	448	$1
Vodacom Group Ltd.	20,182	182
		1,411
South Korea – 1.6%
Hana Financial Group, Inc.	25,668	1,048
KB Financial Group, Inc.	14,631	724
Kia Corp.	3,680	293
KT&G Corp.	19,212	1,440
Kumho Petrochemical Co. Ltd.	1,105	215
LG Household & Health Care Ltd.	82	128
LG Innotek Co. Ltd.	2,975	589
Orion Corp.	1,242	131
Samsung Electronics Co. Ltd.	8,366	600
Shinhan Financial Group Co. Ltd.	15,512	559
Woori Financial Group, Inc.	12,246	124
		5,851
Spain – 1.0%
Endesa S.A.	134,700	3,268
Tecnicas Reunidas S.A.*	39,909	505
		3,773
Sweden – 0.9%
Alfa Laval AB	6,608	233
Atlas Copco AB, Class A	5,203	319
EQT AB	10,294	374
Evolution AB	1,626	257
Husqvarna AB, Class B	10,232	136
Lundin Energy AB	9,921	352
Sandvik AB	17,343	443
Spotify Technology S.A.*	3,469	956
Telefonaktiebolaget LM Ericsson, Class B	29,717	374
		3,444
Switzerland – 4.4%
Alcon, Inc.	26,200	1,841
Chubb Ltd.	9,700	1,542
CRISPR Therapeutics A.G.*	6,932	1,122
Logitech International S.A. (Registered)	3,326	403
Nestle S.A. (Registered)	6,898	859
Novartis A.G. (Registered)	13,250	1,208
Novartis A.G. ADR	15,700	1,433
Partners Group Holding A.G.	203	308
Roche Holding A.G. (Genusschein)	18,347	6,914

MULTI-MANAGER FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
Switzerland – 4.4%continued
Sonova Holding A.G. (Registered)	575	$216
Swisscom A.G. (Registered)	323	184
		16,030
Taiwan – 1.2%
Catcher Technology Co. Ltd.	74,000	484
CTBC Financial Holding Co. Ltd.	299,000	243
Delta Electronics, Inc.	51,000	554
Pou Chen Corp.	200,000	282
Powertech Technology, Inc.	37,000	143
Realtek Semiconductor Corp.	43,000	779
Taiwan Semiconductor Manufacturing Co. Ltd.	56,000	1,196
Uni-President Enterprises Corp.	105,000	276
United Microelectronics Corp.	136,000	259
		4,216
Turkey – 0.3%
Turk Telekomunikasyon A.S.	371,946	284
Turkcell Iletisim Hizmetleri A.S.	239,385	444
Turkiye Garanti Bankasi A.S.	183,972	176
		904
United Kingdom – 3.9%
3i Group PLC	61,190	995
Anglo American PLC	4,482	179
BAE Systems PLC	28,283	205
Barclays PLC	248,961	590
CNH Industrial N.V.	25,853	427
Direct Line Insurance Group PLC	205,943	812
Evraz PLC	35,111	288
GlaxoSmithKline PLC	231,463	4,547
JD Sports Fashion PLC	26,019	331
Linde PLC	4,148	1,199
National Grid PLC	99,791	1,271
Next PLC*	4,533	493
Nomad Foods Ltd.*	8,130	230
Unilever PLC	14,923	873
Unilever PLC ADR	21,451	1,255
Vodafone Group PLC	217,648	366
		14,061
United States – 51.9%
10X Genomics, Inc., Class A*	2,416	473
2U, Inc.*	11,567	482
Activision Blizzard, Inc.	5,757	549
Adobe, Inc.*	10,488	6,142
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
United States – 51.9%continued
Agilent Technologies, Inc.	4,070	$602
Air Lease Corp.	12,631	527
Air Products and Chemicals, Inc.	7,472	2,150
Akamai Technologies, Inc.*	3,570	416
Albemarle Corp.	2,678	451
Alphabet, Inc., Class C*	1,115	2,795
Amazon.com, Inc.*	851	2,928
American Tower Corp.	8,448	2,282
Americold Realty Trust	10,301	390
Ameriprise Financial, Inc.	8,600	2,140
AmerisourceBergen Corp.	2,443	280
Amgen, Inc.	9,300	2,267
Amphenol Corp., Class A	17,059	1,167
ANSYS, Inc.*	10,375	3,601
Apple, Inc.	23,039	3,155
Applied Materials, Inc.	4,050	577
Arrow Electronics, Inc.*	3,829	436
Berkshire Hathaway, Inc., Class B*	11,327	3,148
Bio-Rad Laboratories, Inc., Class A*	891	574
Black Knight, Inc.*	4,980	388
Boston Properties, Inc.	3,668	420
Cabot Oil & Gas Corp.	92,000	1,606
Capital One Financial Corp.	19,300	2,986
CBRE Group, Inc., Class A*	7,972	683
CDK Global, Inc.	9,973	496
Charles Schwab (The) Corp.	29,101	2,119
Cimarex Energy Co.	7,068	512
Cincinnati Financial Corp.	18,200	2,123
CMC Materials, Inc.	3,688	556
Coca-Cola (The) Co.	36,300	1,964
Coinbase Global, Inc., Class A*	2,870	727
Commerce Bancshares, Inc.	17,100	1,275
Continental Resources, Inc.	11,921	453
Corteva, Inc.	58,400	2,590
Crown Castle International Corp.	11,800	2,302
CSX Corp.	17,457	560
Cullen/Frost Bankers, Inc.	14,000	1,568
Cummins, Inc.	1,694	413
D.R. Horton, Inc.	8,354	755
Danaher Corp.	14,200	3,811
Darden Restaurants, Inc.	4,545	664
DENTSPLY SIRONA, Inc.	6,272	397
Dollar Tree, Inc.*	4,652	463
Dover Corp.	2,537	382

NORTHERN FUNDS QUARTERLY REPORT     25    MULTI-MANAGER FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
United States – 51.9%continued
DraftKings, Inc., Class A*	6,178	$322
East West Bancorp, Inc.	12,306	882
Eastman Chemical Co.	2,959	345
Ecolab, Inc.	3,945	813
Editas Medicine, Inc.*	9,414	533
Elanco Animal Health, Inc.*	48,500	1,682
Equity LifeStyle Properties, Inc.	14,000	1,040
Exact Sciences Corp.*	5,195	646
Facebook, Inc., Class A*	5,454	1,896
First Republic Bank	16,395	3,069
Fortive Corp.	18,600	1,297
General Dynamics Corp.	10,448	1,967
Global Payments, Inc.	3,099	581
Honeywell International, Inc.	20,310	4,455
Houlihan Lokey, Inc.	4,846	396
Intellia Therapeutics, Inc.*	19,058	3,086
Intercontinental Exchange, Inc.	5,368	637
Intuit, Inc.	5,889	2,887
Invitae Corp.*	21,331	720
Iridium Communications, Inc.*	11,253	450
Johnson & Johnson	12,875	2,121
Johnson Controls International PLC	37,200	2,553
JPMorgan Chase & Co.	7,700	1,198
KeyCorp	20,796	429
Keysight Technologies, Inc.*	4,364	674
Laboratory Corp. of America Holdings*	1,406	388
Lennar Corp., Class A	26,500	2,633
Markel Corp.*	1,891	2,244
Martin Marietta Materials, Inc.	6,600	2,322
Masco Corp.	7,825	461
Mettler-Toledo International, Inc.*	1,175	1,628
Microchip Technology, Inc.	32,126	4,811
Microsoft Corp.	23,317	6,317
Moody's Corp.	6,044	2,190
Netflix, Inc.*	2,609	1,378
NIKE, Inc., Class B	11,569	1,787
O'Reilly Automotive, Inc.*	1,669	945
Packaging Corp. of America	2,290	310
PagerDuty, Inc.*	10,115	431
Palantir Technologies, Inc., Class A*	13,302	351
Parker-Hannifin Corp.	8,000	2,457
PayPal Holdings, Inc.*	8,600	2,507
PepsiCo, Inc.	7,378	1,093
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
United States – 51.9%continued
Philip Morris International, Inc.	44,649	$4,425
Phillips 66	15,200	1,304
PNC Financial Services Group (The), Inc.	12,200	2,327
Procter & Gamble (The) Co.	14,500	1,957
Progressive (The) Corp.	5,335	524
Proto Labs, Inc.*	3,636	334
Pure Storage, Inc., Class A*	16,480	322
QUALCOMM, Inc.	18,600	2,659
Raymond James Financial, Inc.	3,943	512
Reinsurance Group of America, Inc.	2,551	291
RenaissanceRe Holdings Ltd.	2,423	361
Republic Services, Inc.	5,830	641
Roku, Inc.*	3,204	1,471
Roper Technologies, Inc.	2,744	1,290
RPM International, Inc.	22,100	1,960
salesforce.com, Inc.*	5,961	1,456
SBA Communications Corp.	1,239	395
Scotts Miracle-Gro (The) Co.	2,102	403
Sealed Air Corp.	8,153	483
Sensata Technologies Holding PLC*	7,544	437
Seres Therapeutics, Inc.*	11,846	283
Skyworks Solutions, Inc.	4,210	807
Snap-on, Inc.	1,928	431
Square, Inc., Class A*	6,112	1,490
Starbucks Corp.	6,690	748
Stericycle, Inc.*	5,917	423
Stifel Financial Corp.	7,269	472
Stratasys Ltd.*	19,344	500
Sun Communities, Inc.	6,000	1,028
Syneos Health, Inc.*	4,666	418
Synopsys, Inc.*	3,059	844
Sysco Corp.	4,699	365
Teladoc Health, Inc.*	6,814	1,133
Teleflex, Inc.	2,366	951
Tesla, Inc.*	3,054	2,076
TJX (The) Cos., Inc.	4,592	310
TransDigm Group, Inc.*	1,428	924
TuSimple Holdings, Inc., Class A*	6,419	457
Twilio, Inc., Class A*	2,271	895
Twitter, Inc.*	41,670	2,867
Tyson Foods, Inc., Class A	20,200	1,490
U.S. Bancorp	18,489	1,053
Unity Software, Inc.*	5,812	638

MULTI-MANAGER FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3% (1)continued
United States – 51.9%continued
Visa, Inc., Class A	8,431	$1,971
Vontier Corp.	17,346	565
Walgreens Boots Alliance, Inc.	18,600	979
WEC Energy Group, Inc.	3,883	345
Woodward, Inc.	3,454	424
Xilinx, Inc.	3,435	497
Xylem, Inc.	20,000	2,399
Zillow Group, Inc., Class C*	6,215	760
Zoom Video Communications, Inc., Class A*	1,276	494
		189,266
Total Common Stocks
(Cost $251,527)		347,354

INVESTMENT COMPANIES – 3.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	13,169,239	13,169
Total Investment Companies
(Cost $13,169)		13,169

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 0.06%, 7/15/21(5) (6)	$890	$890
Total Short-Term Investments
(Cost $890)		890

Total Investments – 99.2%
(Cost $265,586)		361,413
Other Assets less Liabilities – 0.8%		3,084
Net Assets – 100.0%		$364,497

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2021 is disclosed.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
(6)	Discount rate at the time of purchase.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

S&P – Standard & Poor's

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. – Societas Europaea (German: Public Company)
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     27    MULTI-MANAGER FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued
At June 30, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
JPMorgan Chase	British Pound	247	Chinese Yuan Renminbi	2,253	9/9/21	$4
JPMorgan Chase	Euro	1,570	British Pound	1,351	9/9/21	5
JPMorgan Chase	Euro	701	Canadian Dollar	1,033	9/9/21	1
JPMorgan Chase	Euro	890	Chinese Yuan Renminbi	6,971	9/9/21	16
JPMorgan Chase	Euro	150	Israeli Shekel	595	9/9/21	4
JPMorgan Chase	Euro	98	Singapore Dollar	158	9/9/21	1
JPMorgan Chase	Euro	982	United States Dollar	1,190	9/9/21	24
JPMorgan Chase	Japanese Yen	61,261	United States Dollar	560	9/9/21	8
JPMorgan Chase	Swiss Franc	175	United States Dollar	195	9/9/21	6
Subtotal Appreciation						69
JPMorgan Chase	Chinese Yuan Renminbi	2,963	Euro	384	9/9/21	—*
JPMorgan Chase	Euro	1,017	Australian Dollar	1,600	9/9/21	(7)
JPMorgan Chase	Euro	29	New Zealand Dollar	50	9/9/21	—*
JPMorgan Chase	Euro	159	Norwegian Krone	1,611	9/9/21	(2)
JPMorgan Chase	Euro	928	Swedish Krona	9,349	9/9/21	(9)
JPMorgan Chase	Swedish Krona	1,214	United States Dollar	141	9/9/21	(1)
JPMorgan Chase	United States Dollar	2,102	Australian Dollar	2,714	9/9/21	(66)
JPMorgan Chase	United States Dollar	3,266	Canadian Dollar	3,949	9/9/21	(80)
JPMorgan Chase	United States Dollar	2,020	Chinese Yuan Renminbi	12,988	9/9/21	(23)
JPMorgan Chase	United States Dollar	95	Norwegian Krone	786	9/9/21	(3)
JPMorgan Chase	United States Dollar	579	Singapore Dollar	767	9/9/21	(9)
JPMorgan Chase	United States Dollar	354	Swedish Krona	2,925	9/9/21	(12)
Subtotal Depreciation						(212)
Total						$(143)

*	Amounts round to less than a thousand.
At June 30, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	21	$4,503	Long	9/21	$112
MSCI EAFE Index (United States Dollar)	23	2,650	Long	9/21	(7)
MSCI Emerging Markets Index (United States Dollar)	14	955	Long	9/21	14
Total					$119
At June 30, 2021, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Communication Services	8.9%
Consumer Discretionary	10.0
Consumer Staples	7.4
Energy	2.0
Financials	16.7
Health Care	13.0
Industrials	8.9
Information Technology	17.7
Materials	5.3
Real Estate	2.9
Short-Term Investments	3.8
Utilities	2.6
Total Investments	99.2
Other Assets less Liabilities	0.8
Net Assets	100.0%

MULTI-MANAGER FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
At June 30, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	64.9%
Euro	11.6
Japanese Yen	5.7
All other currencies less than 5%	17.0
Total Investments	99.2
Other Assets less Liabilities	0.8
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Brazil	$4,221	$—	$—	$4,221
Canada	7,584	—	—	7,584
Chile	662	—	—	662
China	8,958	3,033	—	11,991
France	2,269	10,290	—	12,559
Germany	1,373	13,293	—	14,666
Hong Kong	559	1,146	—	1,705
India	1,250	—	—	1,250
Ireland	3,106	—	—	3,106
Israel	1,200	—	—	1,200
Japan	3,772	20,898	—	24,670
Mexico	335	—	—	335
Peru	1,309	—	—	1,309
Singapore	385	1,749	—	2,134
South Africa	1	1,410	—	1,411
Sweden	956	2,488	—	3,444
Switzerland	5,938	10,092	—	16,030
Taiwan	2,234	1,982	—	4,216
United Kingdom	2,684	11,377	—	14,061
United States	189,266	—	—	189,266
All Other Countries(1)	—	31,534	—	31,534
Total Common Stocks	238,062	109,292	—	347,354
Investment Companies	13,169	—	—	13,169
Short-Term Investments	—	890	—	890
Total Investments	$251,231	$110,182	$—	$361,413
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$69	$—	$69

NORTHERN FUNDS QUARTERLY REPORT     29    MULTI-MANAGER FUNDS

Schedule of Investments
NORTHERN ENGAGE360TM FUND continued	June 30, 2021 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Futures Contracts	$126	$—	$—	$126
Liabilities
Forward Foreign Currency Exchange Contracts	—	(212)	—	(212)
Futures Contracts	(7)	—	—	(7)
Total Other Financial Instruments	$119	$(143)	$—	$(24)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$17,898	$46,240	$50,969	$—	$13,169	13,169,239
MULTI-MANAGER FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CONVERTIBLE BONDS – 0.1%
Bermuda – 0.1%
Digicel Group Holdings Ltd.,
7.00%, 7/19/21 (2) (3) (4)	$80	$62
Total Convertible Bonds
(Cost $19)		62

CORPORATE BONDS – 1.7%
United States – 1.7%
Citigroup Global Markets Holdings, Inc.,
14.31%, 10/17/23 (EGP)	12,500	790
JPMorgan Chase Bank N.A.,
2.68%, 5/21/30 (CNY)(4)	9,000	1,342
7.50%, 8/17/32 (IDR)(5)	4,849,000	353
		2,485
Total Corporate Bonds
(Cost $2,446)		2,485

FOREIGN ISSUER BONDS – 90.4%
Angola – 1.1%
Angolan Government International Bond,
9.50%, 11/12/25 (4)	200	219
8.25%, 5/9/28 (4)	400	419
9.38%, 5/8/48 (4)	865	906
		1,544
Argentina – 1.9%
Argentine Republic Government International Bond,
1.00%, 7/9/29	329	124
(Step to 0.50% on 7/9/21), 0.13%, 7/9/30 (6)	1,539	551
(Step to 1.13% on 7/9/21), 0.13%, 7/9/35 (6)	2,968	939
(Step to 2.00% on 7/9/21), 0.13%, 1/9/38 (6)	430	162
(Step to 2.50% on 7/9/21), 0.13%, 7/9/41 (6)	395	141
Pampa Energia S.A.,
7.38%, 7/21/23 (4)	42	41
Provincia de Buenos Aires,
6.50%, 2/15/23 (4)	450	197
YPF S.A.,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.4%continued
Argentina – 1.9%continued
(Step to 9.00% on 1/1/23), 4.00%, 2/12/26 (4) (6)	$269	$226
(Step to 9.00% on 1/1/23), 2.50%, 6/30/29 (4) (6)	669	441
		2,822
Azerbaijan – 0.9%
Republic of Azerbaijan International Bond,
4.75%, 3/18/24 (4)	400	435
3.50%, 9/1/32 (4)	612	636
Southern Gas Corridor CJSC,
6.88%, 3/24/26 (4)	200	239
		1,310
Bahrain – 0.5%
Bahrain Government International Bond,
5.45%, 9/16/32 (4)	450	448
Oil and Gas Holding (The) Co. BSCC,
8.38%, 11/7/28 (4)	200	235
		683
Bermuda – 0.5%
Digicel Group Holdings Ltd.,
10.00%, 4/1/24 (3)	389	376
8.00%, 4/1/25 (3) (4)	268	225
Digicel International Finance Ltd./Digicel international Holdings Ltd.,
8.75%, 5/25/24 (4)	31	32
8.00%, 12/31/26 (4)	65	63
		696
Brazil – 6.8%
Banco do Brasil S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.40%), 6.25%, 4/15/24 (2) (4) (7)	500	511
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 6.36%), 9.00%, 6/18/24 (2) (4) (7)	200	223
Brazil Letras do Tesouro Nacional,
0.00%, 7/1/23 (BRL)(8)	2,520	437
0.00%, 1/1/24 (BRL)(8)	5,280	878
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/23 (BRL)	3,200	668
10.00%, 1/1/25 (BRL)	5,858	1,243
10.00%, 1/1/27 (BRL)	5,478	1,168
10.00%, 1/1/29 (BRL)	5,434	1,162

NORTHERN FUNDS QUARTERLY REPORT     31    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.4%continued
Brazil – 6.8%continued
10.00%, 1/1/31 (BRL)	$1,556	$330
Brazilian Government International Bond,
8.25%, 1/20/34	38	52
7.13%, 1/20/37	103	130
5.00%, 1/27/45	400	404
5.63%, 2/21/47	200	218
CSN Islands XII Corp.,
7.00%, 9/23/21 (2) (4)	325	328
Oi S.A.,
(100% Cash), 10.00%, 7/27/25 (3) (4)	1,615	1,663
Samarco Mineracao S.A.,
4.13%, 11/1/22 (4) (9)	200	146
5.38%, 9/26/24 (4) (9)	300	233
		9,794
Canada – 0.2%
First Quantum Minerals Ltd.,
7.50%, 4/1/25 (4)	290	301
Cayman Islands – 0.4%
Central China Real Estate Ltd.,
7.75%, 5/24/24 (4)	200	179
Fantasia Holdings Group Co. Ltd.,
12.25%, 10/18/22 (4)	200	181
10.88%, 1/9/23 (4)	200	177
		537
Chile – 1.8%
Bonos de la Tesoreria de la Republica,
1.90%, 9/1/30 (CLP)	1	21
2.00%, 3/1/35 (CLP)	1	62
Bonos de la Tesoreria de la Republica en pesos,
4.00%, 3/1/23 (CLP)	240,000	337
4.50%, 3/1/26 (CLP)	330,000	468
5.00%, 10/1/28 (CLP)	270,000	382
5.00%, 3/1/35 (CLP)	245,000	335
Corp. Nacional del Cobre de Chile,
5.63%, 10/18/43 (4)	200	266
4.88%, 11/4/44 (4)	200	246
4.50%, 8/1/47 (4)	200	236
Empresa Nacional del Petroleo,
4.50%, 9/14/47 (4)	200	197
		2,550
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.4%continued
China – 4.3%
CFLD Cayman Investment Ltd.,
9.00%, 7/31/21 (4)	$225	$80
6.90%, 1/13/23 (4)	300	106
China Evergrande Group,
11.50%, 1/22/23 (4)	200	160
7.50%, 6/28/23 (4)	570	406
10.50%, 4/11/24 (4)	450	325
8.75%, 6/28/25 (4)	600	402
China Government Bond,
2.88%, 11/5/23 (CNY)	2,900	450
3.02%, 10/22/25 (CNY)	6,010	934
3.27%, 11/19/30 (CNH)	6,500	1,019
3.72%, 4/12/51 (CNY)	1,400	220
Kaisa Group Holdings Ltd.,
8.50%, 6/30/22 (4)	215	215
11.50%, 1/30/23 (4)	200	203
10.88%, 7/23/23 (4)	200	200
9.38%, 6/30/24 (4)	465	440
Scenery Journey Ltd.,
11.50%, 10/24/22 (4)	520	423
12.00%, 10/24/23 (4)	200	155
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42 (4)	200	247
Yuzhou Group Holdings Co. Ltd.,
7.38%, 1/13/26 (4)	200	158
6.35%, 1/13/27 (4)	200	155
		6,298
Colombia – 3.1%
Colombia Government International Bond,
8.13%, 5/21/24	103	122
4.50%, 3/15/29	300	327
7.38%, 9/18/37	100	131
6.13%, 1/18/41	165	195
5.63%, 2/26/44	200	226
5.00%, 6/15/45	450	478
Colombian TES,
10.00%, 7/24/24 (COP)	2,152,000	654
6.25%, 11/26/25 (COP)	1,764,700	477
5.75%, 11/3/27 (COP)	250,400	64
6.00%, 4/28/28 (COP)	6,366,100	1,630

MULTI-MANAGER FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.4%continued
Colombia – 3.1%continued
Empresas Publicas de Medellin ESP,
8.38%, 11/8/27 (COP)(4)	$693,000	$175
		4,479
Costa Rica – 0.6%
Costa Rica Government International Bond,
6.44%, 11/21/29 (4)	480	504
5.63%, 4/30/43 (4)	400	370
		874
Croatia – 0.2%
Croatia Government International Bond,
6.00%, 1/26/24 (4)	200	227
Czech Republic – 1.6%
Czech Republic Government Bond,
0.45%, 10/25/23 (CZK)(4)	31,500	1,437
2.40%, 9/17/25 (CZK)(4)	7,100	341
0.95%, 5/15/30 (CZK)(4)	6,500	282
1.20%, 3/13/31 (CZK)	3,100	136
2.00%, 10/13/33 (CZK)	3,250	154
4.20%, 12/4/36 (CZK)(4)	390	24
		2,374
Dominican Republic – 2.3%
Dominican Republic International Bond,
5.50%, 1/27/25 (4)	550	604
6.88%, 1/29/26 (4)	230	266
4.88%, 9/23/32 (4)	530	546
7.45%, 4/30/44 (4)	190	229
6.85%, 1/27/45 (4)	800	904
6.50%, 2/15/48 (4)	200	218
6.40%, 6/5/49 (4)	200	215
5.88%, 1/30/60 (4)	370	369
		3,351
Ecuador – 1.8%
Ecuador Government International Bond,
(Step to 5.00% on 7/31/21), 0.50%, 7/31/30 (5) (6)	503	431
0.00%, 7/31/30 (5) (8)	67	38
(Step to 1.00% on 7/31/21), 0.50%, 7/31/35 (5) (6)	2,397	1,650
(Step to 0.50% on 7/31/21), 0.50%, 7/31/40 (5) (6)	828	513
		2,632
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.4%continued
Egypt – 2.7%
Egypt Government Bond,
14.05%, 7/21/22 (EGP)	$704	$45
14.14%, 10/20/22 (EGP)	431	28
14.31%, 10/13/23 (EGP)	620	40
14.48%, 4/6/26 (EGP)	2,840	181
Egypt Government International Bond,
6.59%, 2/21/28 (4)	300	318
7.60%, 3/1/29 (4)	425	468
5.88%, 2/16/31 (5)	200	194
7.05%, 1/15/32 (4)	229	235
7.63%, 5/29/32 (4)	200	213
8.50%, 1/31/47 (4)	600	627
7.90%, 2/21/48 (4)	700	695
8.88%, 5/29/50 (4)	400	432
Egypt Treasury Bills,
11.79%, 8/10/21 (EGP)(10)	4,600	291
11.95%, 11/30/21 (EGP)(10)	2,525	153
		3,920
El Salvador – 0.6%
El Salvador Government International Bond,
8.63%, 2/28/29 (4)	412	402
8.25%, 4/10/32	79	75
7.65%, 6/15/35 (4)	39	36
7.63%, 2/1/41 (4)	150	132
7.12%, 1/20/50 (4)	150	127
9.50%, 7/15/52 (4)	150	147
		919
Gabon – 0.1%
Gabon Government International Bond,
6.63%, 2/6/31 (4)	200	202
Ghana – 0.9%
Ghana Government International Bond,
10.75%, 10/14/30 (4)	400	506
8.63%, 4/7/34 (5)	200	206
7.88%, 2/11/35 (4)	200	198
8.88%, 5/7/42 (5)	200	202
8.95%, 3/26/51 (4)	215	213
		1,325
Guatemala – 0.6%
Guatemala Government Bond,

NORTHERN FUNDS QUARTERLY REPORT     33    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.4%continued
Guatemala – 0.6%continued
5.38%, 4/24/32 (4)	$575	$667
6.13%, 6/1/50 (4)	200	245
		912
Honduras – 0.4%
Honduras Government International Bond,
6.25%, 1/19/27 (4)	300	327
5.63%, 6/24/30 (4)	300	314
		641
Hungary – 1.5%
Hungary Government Bond,
1.50%, 8/24/22 (HUF)	90,000	306
1.50%, 8/23/23 (HUF)	118,500	402
2.50%, 10/24/24 (HUF)	115,000	398
3.00%, 10/27/27 (HUF)	60,000	212
3.00%, 8/21/30 (HUF)	114,090	402
Hungary Government International Bond,
5.75%, 11/22/23	208	234
5.38%, 3/25/24	136	153
		2,107
India – 0.1%
Export-Import Bank of India,
4.00%, 1/14/23 (4)	200	209
Indonesia – 7.3%
Indonesia Asahan Aluminium Persero PT,
6.76%, 11/15/48 (4)	200	259
Indonesia Government International Bond,
4.75%, 2/11/29	500	587
8.50%, 10/12/35 (4)	100	160
6.63%, 2/17/37 (4)	550	759
7.75%, 1/17/38 (4)	200	302
5.25%, 1/17/42 (4)	600	747
5.13%, 1/15/45 (4)	200	247
5.95%, 1/8/46 (4)	200	275
5.25%, 1/8/47 (4)	200	254
Indonesia Treasury Bond,
6.50%, 6/15/25 (IDR)	1,793,000	130
8.38%, 9/15/26 (IDR)	7,471,000	580
7.00%, 5/15/27 (IDR)	2,449,000	179
6.13%, 5/15/28 (IDR)	1,732,000	120
9.00%, 3/15/29 (IDR)	3,155,000	253
8.25%, 5/15/29 (IDR)	2,589,000	199
10.50%, 8/15/30 (IDR)	2,813,000	246
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.4%continued
Indonesia – 7.3%continued
7.00%, 9/15/30 (IDR)	$4,673,000	$334
6.50%, 2/15/31 (IDR)	7,800,000	535
7.75%, 4/15/31 (IDR)	1,177,000	88
8.75%, 5/15/31 (IDR)	11,474,000	915
9.50%, 7/15/31 (IDR)	13,412,000	1,115
8.38%, 3/15/34 (IDR)	2,949,000	226
7.50%, 6/15/35 (IDR)	974,000	70
8.25%, 5/15/36 (IDR)	14,780,000	1,121
7.50%, 5/15/38 (IDR)	1,561,000	111
8.38%, 4/15/39 (IDR)	1,310,000	100
Perusahaan Penerbit SBSN Indonesia III,
4.55%, 3/29/26 (4)	200	227
4.40%, 3/1/28 (4)	250	285
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
5.50%, 11/22/21 (4)	200	203
		10,627
Ivory Coast – 0.8%
Ivory Coast Government International Bond,
5.88%, 10/17/31 (EUR)(4)	119	152
4.88%, 1/30/32 (EUR)(5)	102	121
5.75%, 12/31/32 (4)	92	93
6.13%, 6/15/33 (4)	540	571
6.88%, 10/17/40 (EUR)(4)	125	162
		1,099
Kazakhstan – 0.7%
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (4)	200	209
Kazakhstan Government International Bond,
8.05%, 5/20/24 (KZT)(4)	150,000	338
6.50%, 7/21/45 (4)	200	293
KazMunayGas National Co. JSC,
5.38%, 4/24/30 (4)	200	239
		1,079
Kenya – 0.4%
Kenya Government International Bond,
6.88%, 6/24/24 (4)	550	606
Lebanon – 0.3%
Lebanon Government International Bond,
6.38%, 3/9/20 (4) (9)	267	35
5.80%, 4/14/20 (9)	188	24
6.15%, 6/19/20 (9)	326	42

MULTI-MANAGER FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.4%continued
Lebanon – 0.3%continued
8.25%, 4/12/21 (4) (9)	$443	$58
6.10%, 10/4/22 (4) (9)	645	86
6.00%, 1/27/23 (4) (9)	231	30
6.60%, 11/27/26 (4) (9)	97	13
6.85%, 3/23/27 (4) (9)	212	28
7.00%, 3/23/32 (4) (9)	143	19
7.05%, 11/2/35 (4) (9)	11	1
7.25%, 3/23/37 (4) (9)	349	47
		383
Malaysia – 2.8%
Malaysia Government Bond,
3.80%, 9/30/22 (MYR)	5,321	1,313
3.90%, 11/30/26 (MYR)	2,050	521
3.73%, 6/15/28 (MYR)	2,400	604
3.89%, 8/15/29 (MYR)	720	183
3.83%, 7/5/34 (MYR)	2,879	691
4.25%, 5/31/35 (MYR)	877	221
4.92%, 7/6/48 (MYR)	203	52
Petronas Capital Ltd.,
4.55%, 4/21/50 (4)	200	246
3.40%, 4/28/61 (5)	200	204
		4,035
Mexico – 7.3%
Banco Mercantil del Norte S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.76%), 8.38%, 10/14/30 (2) (4) (7)	220	266
Braskem Idesa S.A.P.I.,
7.45%, 11/15/29 (4)	230	244
Comision Federal de Electricidad,
8.18%, 12/23/27 (MXN)	2,060	99
Mexican Bonos,
8.00%, 12/7/23 (MXN)	14,000	736
10.00%, 12/5/24 (MXN)	12,900	723
5.75%, 3/5/26 (MXN)	2,800	137
7.50%, 6/3/27 (MXN)	23,420	1,226
8.50%, 5/31/29 (MXN)	12,234	676
7.75%, 5/29/31 (MXN)	6,000	318
7.75%, 11/23/34 (MXN)	2,180	115
10.00%, 11/20/36 (MXN)	8,820	558
8.50%, 11/18/38 (MXN)	11,770	653
7.75%, 11/13/42 (MXN)	5,000	258
Mexico Government International Bond,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.4%continued
Mexico – 7.3%continued
2.66%, 5/24/31	$453	$443
4.75%, 4/27/32	1,300	1,489
6.05%, 1/11/40	60	75
4.75%, 3/8/44	54	60
5.55%, 1/21/45	114	138
3.77%, 5/24/61	425	395
3.75%, 4/19/71	200	183
5.75%, 10/12/10 (11)	424	506
Petroleos Mexicanos,
7.19%, 9/12/24 (MXN)(4)	3,090	146
6.75%, 9/21/47	316	280
6.35%, 2/12/48	160	136
7.69%, 1/23/50	371	357
6.95%, 1/28/60	316	280
		10,497
Mongolia – 0.3%
Development Bank of Mongolia LLC,
7.25%, 10/23/23 (4)	200	215
Mongolia Government International Bond,
5.63%, 5/1/23 (4)	200	211
Mongolian Mining Corp.,
2.34%, 10/1/21 (2) (3)	60	26
		452
Morocco – 0.2%
Morocco Government International Bond,
4.25%, 12/11/22 (4)	210	221
Mozambique – 0.3%
Mozambique International Bond,
(Step to 9.00% on 9/15/23), 5.00%, 9/15/31 (4) (6)	500	425
Netherlands – 0.8%
Braskem Netherlands Finance B.V.,
5.88%, 1/31/50 (4)	200	219
Metinvest B.V.,
7.65%, 10/1/27 (4)	200	223
7.75%, 10/17/29 (4)	200	223
Petrobras Global Finance B.V.,
6.90%, 3/19/49	90	107
5.50%, 6/10/51	100	100
6.85%, 6/5/15 (12)	190	217
		1,089

NORTHERN FUNDS QUARTERLY REPORT     35    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.4%continued
Nigeria – 0.4%
Nigeria Government International Bond,
7.70%, 2/23/38 (4)	$400	$411
7.63%, 11/28/47 (4)	200	201
		612
Oman – 1.1%
Oman Government International Bond,
5.63%, 1/17/28 (4)	200	211
6.25%, 1/25/31 (4)	200	215
6.50%, 3/8/47 (4)	400	392
6.75%, 1/17/48 (4)	711	710
		1,528
Pakistan – 1.0%
Pakistan Government International Bond,
8.25%, 4/15/24 (4)	200	219
6.88%, 12/5/27 (4)	281	293
7.38%, 4/8/31 (4)	340	351
7.38%, 4/8/31 (5)	250	257
Third Pakistan International Sukuk (The) Co. Ltd.,
5.50%, 10/13/21 (4)	300	302
		1,422
Panama – 1.0%
Panama Government International Bond,
8.88%, 9/30/27	449	618
9.38%, 4/1/29	73	108
3.16%, 1/23/30	294	308
6.70%, 1/26/36	138	187
4.30%, 4/29/53	200	222
		1,443
Papua New Guinea – 0.1%
Papua New Guinea Government International Bond,
8.38%, 10/4/28 (4)	200	198
Paraguay – 0.8%
Paraguay Government International Bond,
5.00%, 4/15/26 (4)	200	227
4.95%, 4/28/31 (4)	399	458
5.60%, 3/13/48 (4)	200	235
5.40%, 3/30/50 (4)	200	233
		1,153
Peru – 2.0%
Peru Government Bond,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.4%continued
Peru – 2.0%continued
6.15%, 8/12/32 (PEN)	$1,800	$491
5.40%, 8/12/34 (PEN)	565	139
5.35%, 8/12/40 (PEN)	1,076	248
Peru LNG S.r.l.,
5.38%, 3/22/30 (4)	200	173
Peruvian Government International Bond,
7.35%, 7/21/25	118	145
2.84%, 6/20/30	48	49
2.78%, 1/23/31	91	93
6.95%, 8/12/31 (PEN)(4)	1,170	341
8.75%, 11/21/33	203	318
6.90%, 8/12/37 (PEN)(4)	167	46
5.63%, 11/18/50	284	390
2.78%, 12/1/60	131	117
3.23%, 7/28/21 (13)	75	66
Petroleos del Peru S.A.,
5.63%, 6/19/47 (5)	200	213
		2,829
Philippines – 0.4%
Philippine Government International Bond,
10.63%, 3/16/25	78	106
9.50%, 2/2/30	144	228
7.75%, 1/14/31	100	147
6.38%, 10/23/34	100	141
		622
Poland – 1.6%
Republic of Poland Government Bond,
2.50%, 1/25/23 (PLN)	2,700	734
2.50%, 7/25/26 (PLN)	1,550	431
2.50%, 7/25/27 (PLN)	2,250	629
2.75%, 4/25/28 (PLN)	217	62
2.75%, 10/25/29 (PLN)	1,838	528
		2,384
Qatar – 2.1%
Qatar Government International Bond,
3.25%, 6/2/26 (4)	200	219
4.50%, 4/23/28 (4)	268	317
4.00%, 3/14/29 (4)	450	519
3.75%, 4/16/30 (4)	596	676
5.10%, 4/23/48 (4)	625	831
4.82%, 3/14/49 (4)	200	258

MULTI-MANAGER FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.4%continued
Qatar – 2.1%continued
Qatar Petroleum,
3.13%, 7/12/41	$200	$199
		3,019
Romania – 2.2%
Romania Government Bond,
3.40%, 3/8/22 (RON)	1,450	352
4.25%, 6/28/23 (RON)	850	212
5.80%, 7/26/27 (RON)	3,040	855
4.15%, 10/24/30 (RON)	990	254
Romanian Government International Bond,
6.75%, 2/7/22 (4)	94	97
4.38%, 8/22/23 (4)	168	181
3.62%, 5/26/30 (EUR)(4)	47	65
3.00%, 2/14/31 (4)	30	31
6.13%, 1/22/44 (4)	24	33
5.13%, 6/15/48 (4)	600	737
3.38%, 1/28/50 (EUR)(4)	121	153
4.00%, 2/14/51 (4)	260	274
		3,244
Russia – 3.9%
Russian Federal Bond - OFZ,
7.00%, 8/16/23 (RUB)	13,991	193
7.75%, 9/16/26 (RUB)	27,969	397
7.95%, 10/7/26 (RUB)	30,571	437
8.15%, 2/3/27 (RUB)	33,765	488
6.00%, 10/6/27 (RUB)	69,000	899
7.05%, 1/19/28 (RUB)	15,962	220
6.90%, 5/23/29 (RUB)	37,529	511
7.65%, 4/10/30 (RUB)	49,948	711
8.50%, 9/17/31 (RUB)	23,979	362
7.70%, 3/23/33 (RUB)	24,731	355
7.25%, 5/10/34 (RUB)	5,593	78
Russian Foreign Bond - Eurobond,
4.25%, 6/23/27 (4)	400	447
4.38%, 3/21/29 (4)	200	226
5.25%, 6/23/47 (4)	200	252
		5,576
Saudi Arabia – 0.9%
Saudi Government International Bond,
4.38%, 4/16/29 (4)	300	348
5.00%, 4/17/49 (4)	200	253
5.25%, 1/16/50 (4)	200	262
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.4%continued
Saudi Arabia – 0.9%continued
3.75%, 1/21/55 (4)	$200	$212
3.45%, 2/2/61 (5)	200	200
		1,275
South Africa – 4.6%
Republic of South Africa Government Bond,
10.50%, 12/21/26 (ZAR)	5,869	468
8.00%, 1/31/30 (ZAR)	7,174	477
7.00%, 2/28/31 (ZAR)	3,155	190
8.25%, 3/31/32 (ZAR)	26,245	1,680
8.88%, 2/28/35 (ZAR)	6,562	417
6.25%, 3/31/36 (ZAR)	2,511	125
8.50%, 1/31/37 (ZAR)	17,032	1,027
6.50%, 2/28/41 (ZAR)	1,752	83
8.75%, 1/31/44 (ZAR)	1,848	110
8.75%, 2/28/48 (ZAR)	17,957	1,066
Republic of South Africa Government International Bond,
4.30%, 10/12/28	540	557
5.00%, 10/12/46	200	189
5.65%, 9/27/47	200	204
		6,593
Sri Lanka – 0.2%
Sri Lanka Government International Bond,
6.75%, 4/18/28 (4)	200	124
7.85%, 3/14/29 (4)	200	126
		250
Thailand – 2.0%
Thailand Government Bond,
2.40%, 12/17/23 (THB)	20,000	653
2.88%, 12/17/28 (THB)	2,733	94
3.78%, 6/25/32 (THB)	15,989	593
3.40%, 6/17/36 (THB)	8,124	289
3.30%, 6/17/38 (THB)	30,606	1,079
2.00%, 6/17/42 (THB)	2,650	77
2.88%, 6/17/46 (THB)	1,156	38
3.60%, 6/17/67 (THB)	1,084	39
		2,862
Turkey – 1.9%
Turkey Government Bond,
9.20%, 9/22/21 (TRY)	2,000	225
12.60%, 10/1/25 (TRY)	1,470	144
10.60%, 2/11/26 (TRY)	838	76

NORTHERN FUNDS QUARTERLY REPORT     37    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.4%continued
Turkey – 1.9%continued
11.00%, 2/24/27 (TRY)	$2,139	$191
11.70%, 11/13/30 (TRY)	1,520	135
Turkey Government International Bond,
3.25%, 3/23/23	200	200
5.75%, 3/22/24	200	207
4.75%, 1/26/26	226	222
5.13%, 2/17/28	300	291
5.88%, 6/26/31	205	199
4.88%, 4/16/43	545	433
5.75%, 5/11/47	535	457
		2,780
Ukraine – 2.9%
State Agency of Roads of Ukraine,
6.25%, 6/24/28 (4)	200	200
Ukraine Government Bond,
17.25%, 1/5/22 (UAH)	274	11
17.00%, 5/11/22 (UAH)	442	17
15.84%, 2/26/25 (UAH)	1,835	75
Ukraine Government International Bond,
16.00%, 8/11/21 (UAH)(5)	460	17
7.75%, 9/1/21 (4)	100	101
7.75%, 9/1/23 (4)	100	108
15.84%, 2/26/25 (UAH)(4)	15,200	618
7.75%, 9/1/25 (4)	165	181
7.75%, 9/1/26 (4)	150	166
9.75%, 11/1/28 (4)	200	239
6.88%, 5/21/29 (4)	700	728
7.38%, 9/25/32 (4)	1,248	1,316
7.25%, 3/15/33 (4)	412	430
		4,207
United Arab Emirates – 1.0%
Abu Dhabi Government International Bond,
3.13%, 10/11/27 (4)	750	824
3.13%, 9/30/49 (4)	200	205
3.88%, 4/16/50 (4)	200	231
Emirate of Dubai Government International Bonds,
5.25%, 1/30/43 (4)	200	226
		1,486
United Kingdom – 0.9%
Standard Chartered Bank,
19.25%, 1/20/27 (GHS)(4) (14)	2,600	458
Tullow Oil PLC,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.4%continued
United Kingdom – 0.9%continued
10.25%, 5/15/26 (5)	$200	$210
Vedanta Resources Finance II PLC,
13.88%, 1/21/24 (4)	200	219
8.95%, 3/11/25 (4)	200	196
Vedanta Resources Ltd.,
6.38%, 7/30/22 (4)	210	207
		1,290
Uruguay – 1.2%
Uruguay Government International Bond,
8.50%, 3/15/28 (UYU)(4)	3,171	75
4.38%, 12/15/28 (UYU)	601	35
8.25%, 5/21/31 (UYU)	13,639	319
7.88%, 1/15/33	51	77
7.63%, 3/21/36	99	151
3.88%, 7/2/40 (UYU)	17,091	485
4.13%, 11/20/45	104	123
5.10%, 6/18/50	116	152
4.98%, 4/20/55	192	248
Uruguay Monetary Regulation Bill,
6.66%, 10/15/21 (UYU)(10)	545	12
6.59%, 12/3/21 (UYU)(10)	366	8
6.76%, 3/2/22 (UYU)(10)	1,019	22
		1,707
Uzbekistan – 0.8%
Republic of Uzbekistan Bond,
14.50%, 11/25/23 (UZS)(4)	4,230,000	405
4.75%, 2/20/24 (4)	511	546
5.38%, 2/20/29 (4)	200	224
		1,175
Venezuela – 0.4%
Petroleos de Venezuela S.A.,
8.50%, 10/27/20 (4) (9) (15)	1,480	378
9.00%, 11/17/21 (4) (9) (15)	172	7
12.75%, 2/17/22 (4) (9) (15)	92	4
5.38%, 4/12/27 (4) (9) (15)	77	3
9.75%, 5/17/35 (4) (9) (15)	222	9
Venezuela Government International Bond,
7.75%, 10/13/19 (4) (9) (15)	72	7
12.75%, 8/23/22 (4) (9) (15)	151	15
9.00%, 5/7/23 (4) (9) (15)	62	6
8.25%, 10/13/24 (4) (9) (15)	141	15
11.75%, 10/21/26 (4) (9) (15)	632	66

MULTI-MANAGER FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 90.4%continued
Venezuela – 0.4%continued
9.25%, 9/15/27 (9)	$186	$19
9.25%, 5/7/28 (4) (9) (15)	102	11
11.95%, 8/5/31 (4) (9) (15)	1,045	108
		648
Vietnam – 0.3%
Vietnam Government International Bond,
4.80%, 11/19/24 (4)	400	446
Zambia – 0.6%
Zambia Government International Bond,
5.38%, 9/20/22 (4) (9)	985	624
8.97%, 7/30/27 (4) (9)	400	254
		878
Total Foreign Issuer Bonds
(Cost $134,359)		130,847

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 6.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(16) (17)	8,733,243	$8,733
Total Investment Companies
(Cost $8,733)		8,733

Total Investments – 98.2%
(Cost $145,557)		142,127
Other Assets less Liabilities – 1.8%		2,592
Net Assets – 100.0%		$144,719

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Perpetual bond. Maturity date represents next call date.
(3)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(4)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(6)	Step coupon bond. Rate as of June 30, 2021 is disclosed.
(7)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2021.
(8)	Zero coupon bond.
(9)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(10)	Discount rate at the time of purchase.
(11)	Century bond maturing in 2110.
(12)	Century bond maturing in 2115.
(13)	Century bond maturing in 2121.
(14)	Level 3 asset.
(15)	Restricted security that has been deemed illiquid. At June 30, 2021, the value of these restricted illiquid securities amounted to approximately $629,000 or 0.4% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Petroleos de Venezuela S.A., 8.50%, 10/27/20	4/4/17-11/14/18	$1,199
Petroleos de Venezuela S.A., 9.00%, 11/17/21	1/19/16-6/14/17	100
Petroleos de Venezuela S.A., 12.75%, 2/17/22	3/10/16-6/14/17	51
Petroleos de Venezuela S.A., 5.38%, 4/12/27	7/19/16-6/14/17	30
Petroleos de Venezuela S.A., 9.75%, 5/17/35	6/20/16-6/14/17	105
Venezuela Government International Bond, 7.75%, 10/13/19	6/14/17-8/11/17	43
Venezuela Government International Bond, 12.75%, 8/23/22	4/29/16-7/27/18	49
Venezuela Government International Bond, 9.00%, 5/7/23	6/14/17-8/11/17	29
Venezuela Government International Bond, 8.25%, 10/13/24	6/14/17-8/11/17	63
Venezuela Government International Bond, 11.75%, 10/21/26	3/3/17-11/13/17	333
Venezuela Government International Bond, 9.25%, 5/7/28	8/11/17-5/15/18	31
Venezuela Government International Bond, 11.95%, 8/5/31	3/3/17-7/27/18	480

(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of June 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y – 10 Year

B.V. – Besloten Vennootschap (Dutch: Private Limited Liability Company)

CETIP – Central of Custody and Financial Settlement of Securities

CFETS – China Foreign Exchange Trade System

CMT – Constant Maturity

NORTHERN FUNDS QUARTERLY REPORT     39    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

LLC – Limited Liability Company

PLC – Public Limited Company

S.A. – Société Anonyme (French: Public Limited Company)

SBSN – Surat Berharga Syariah Negara

USD – United States Dollar

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan Renminbi

COP - Colombian Peso

CZK - Czech Koruna

EGP - Egyptian Pound

EUR - Euro

GHS - Ghanaian Cedi

HUF - Hungarian Forint

IDR - Indonesian Rupiah

KZT - Kazakhstan Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

UAH - Ukraine Hryvnia

UYU - Uruguayan Peso

UZS - Uzbekistan Som

ZAR - South African Rand
Percentages shown are based on Net Assets.
At June 30, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Barclays	Indonesian Rupiah	5,753,730	United States Dollar	400	7/30/21	$6
Barclays	Mexican Peso	4,190	United States Dollar	210	7/30/21	1
Barclays	United States Dollar	265	Brazilian Real	1,406	7/2/21	18
BNP	Korean Won	55,947	United States Dollar	50	9/10/21	—*
BNP	United States Dollar	101	Brazilian Real	505	7/2/21	1
BNP	United States Dollar	2	Russian Ruble	151	7/30/21	—*
BNP	United States Dollar	693	Russian Ruble	51,747	8/31/21	8
Citibank	Brazilian Real	1,939	United States Dollar	392	7/2/21	2
Citibank	Brazilian Real	1,365	United States Dollar	275	8/3/21	2
Citibank	Chilean Peso	51,092	United States Dollar	70	7/30/21	1
Citibank	Colombian Peso	448,426	United States Dollar	121	7/30/21	2
Citibank	Indonesian Rupiah	378,800	United States Dollar	26	7/30/21	—*
Citibank	United States Dollar	441	Brazilian Real	2,203	7/2/21	3
Citibank	United States Dollar	402	Mexican Peso	8,069	7/30/21	1
Citibank	United States Dollar	695	Russian Ruble	51,747	8/31/21	6
JPMorgan Chase	Euro	584	United States Dollar	711	7/14/21	18
JPMorgan Chase	Indonesian Rupiah	1,404,376	United States Dollar	96	8/30/21	1
JPMorgan Chase	Peruvian Nuevo Sol	236	United States Dollar	62	8/4/21	1
JPMorgan Chase	United States Dollar	663	Brazilian Real	3,522	7/2/21	45
JPMorgan Chase	United States Dollar	259	Russian Ruble	19,612	7/30/21	7
Merrill Lynch	Chilean Peso	394,655	United States Dollar	550	7/30/21	13
Merrill Lynch	Chinese Offshore Yuan	1,853	United States Dollar	288	9/8/21	3
Merrill Lynch	United States Dollar	236	Brazilian Real	1,182	7/2/21	1
Morgan Stanley	Colombian Peso	745,905	United States Dollar	199	7/30/21	—*
Morgan Stanley	South African Rand	2,167	United States Dollar	154	8/31/21	3
Santander	United States Dollar	198	Brazilian Real	990	7/2/21	1
Standard Chartered Bank	Malaysian Ringgit	999	United States Dollar	241	8/30/21	1
Standard Chartered Bank	United States Dollar	101	Brazilian Real	504	7/2/21	1

MULTI-MANAGER FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Standard Chartered Bank	United States Dollar	424	Indonesian Rupiah	6,227,585	7/30/21	$2
Standard Chartered Bank	United States Dollar	313	Korean Won	353,909	7/12/21	1
Standard Chartered Bank	United States Dollar	455	Mexican Peso	9,145	7/30/21	2
Subtotal Appreciation						151
Barclays	Brazilian Real	1,406	United States Dollar	281	7/2/21	(2)
Barclays	South African Rand	340	United States Dollar	24	7/30/21	—*
Barclays	United States Dollar	281	Czech Koruna	5,845	8/31/21	(9)
Barclays	United States Dollar	365	Hungarian Forint	106,888	8/31/21	(5)
Barclays	United States Dollar	60	Philippine Peso	2,909	7/30/21	(1)
Barclays	United States Dollar	176	Polish Zloty	666	7/30/21	(1)
Barclays	United States Dollar	192	Russian Ruble	13,896	7/30/21	(3)
Barclays	United States Dollar	161	South African Rand	2,281	7/30/21	(1)
Barclays	United States Dollar	12	Thai Baht	368	7/30/21	—*
Barclays	United States Dollar	37	Thai Baht	1,161	9/30/21	(1)
Barclays	United States Dollar	125	Turkish Lira	1,110	7/30/21	—*
BNP	Brazilian Real	505	United States Dollar	100	7/2/21	(1)
BNP	Mexican Peso	7,149	United States Dollar	356	7/30/21	(1)
BNP	United States Dollar	454	Colombian Peso	1,659,029	7/30/21	(12)
BNP	United States Dollar	804	Czech Koruna	17,120	7/30/21	(8)
BNP	United States Dollar	136	Czech Koruna	2,904	8/31/21	(2)
BNP	United States Dollar	409	Czech Koruna	8,712	9/30/21	(5)
BNP	United States Dollar	28	Euro	23	7/14/21	—*
BNP	United States Dollar	528	Mexican Peso	10,463	7/30/21	(5)
BNP	United States Dollar	809	Polish Zloty	3,049	9/30/21	(9)
BNP	United States Dollar	55	Romanian Leu	225	8/31/21	—*
BNP	United States Dollar	184	Thai Baht	5,804	7/30/21	(3)
Citibank	Brazilian Real	719	United States Dollar	143	7/2/21	(2)
Citibank	Chilean Peso	88,776	United States Dollar	121	7/30/21	—*
Citibank	United States Dollar	92	Brazilian Real	455	7/2/21	—*
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	United States Dollar	299	Brazilian Real	1,484	8/3/21	$(2)
Citibank	United States Dollar	2,158	Chinese Offshore Yuan	13,806	8/11/21	(30)
Citibank	United States Dollar	244	Korean Won	275,298	8/11/21	—*
Citibank	United States Dollar	185	Korean Won	205,842	9/10/21	(3)
JPMorgan Chase	Brazilian Real	3,522	United States Dollar	704	7/2/21	(4)
JPMorgan Chase	Korean Won	330,417	United States Dollar	293	7/12/21	—*
JPMorgan Chase	United States Dollar	498	Hungarian Forint	142,159	7/30/21	(18)
JPMorgan Chase	United States Dollar	293	Korean Won	330,417	10/14/21	—*
JPMorgan Chase	United States Dollar	208	Thai Baht	6,549	7/30/21	(4)
JPMorgan Chase	United States Dollar	468	Thai Baht	14,790	8/31/21	(7)
Merrill Lynch	Brazilian Real	1,182	United States Dollar	234	7/2/21	(4)
Merrill Lynch	Mexican Peso	2,377	United States Dollar	117	7/30/21	(2)
Merrill Lynch	United States Dollar	229	Romanian Leu	927	7/30/21	(7)
Morgan Stanley	Chilean Peso	184,730	United States Dollar	245	7/30/21	(6)
Morgan Stanley	Colombian Peso	22,713	United States Dollar	6	7/30/21	—*
Morgan Stanley	United States Dollar	1,193	Chilean Peso	848,358	7/30/21	(39)
Morgan Stanley	United States Dollar	808	Polish Zloty	3,049	8/31/21	(8)
Morgan Stanley	United States Dollar	178	Russian Ruble	13,002	9/30/21	(3)
Morgan Stanley	United States Dollar	147	South African Rand	2,104	7/30/21	—*
Santander	Brazilian Real	990	United States Dollar	196	7/2/21	(3)
Santander	Mexican Peso	5,395	United States Dollar	268	7/30/21	(2)
Santander	Peruvian Nuevo Sol	673	United States Dollar	170	8/4/21	(5)
Santander	United States Dollar	149	Colombian Peso	550,000	7/30/21	(3)
Santander	United States Dollar	252	Peruvian Nuevo Sol	935	8/4/21	(8)
Standard Chartered Bank	Brazilian Real	504	United States Dollar	100	7/2/21	(1)
Standard Chartered Bank	Indonesian Rupiah	4,792,521	United States Dollar	326	7/30/21	(2)
Standard Chartered Bank	Peruvian Nuevo Sol	116	United States Dollar	30	7/30/21	—*
Standard Chartered Bank	South African Rand	10,332	United States Dollar	715	7/30/21	(6)
Standard Chartered Bank	United States Dollar	313	Mexican Peso	6,162	7/30/21	(5)

NORTHERN FUNDS QUARTERLY REPORT     41    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Standard Chartered Bank	United States Dollar	63	Peruvian Nuevo Sol	235	8/4/21	$(2)
Standard Chartered Bank	United States Dollar	36	Thai Baht	1,161	9/30/21	—*
Subtotal Depreciation						(245)
Total						$(94)

*	Amount rounds to less than one thousand.
As of June 30, 2021, the Fund had the following bilateral interest rate swap agreements outstanding:
COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Kuala Lumpur Interbank Offered Rate 3 Month(1)	3.94%(1)	2,500,000	MYR	4/20/22	$12	$—	$12
Total								$12

(1)	Payment frequency is quarterly.
As of June 30, 2021, the Fund had the following centrally cleared interest rate swap agreements outstanding:
PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Brazil CETIP InterBank Deposit Rate(1)	6.68%(1)	7,216,791	BRL	1/2/25	$(24)	$—	$(24)
CFETS China Fixing Repo Rates 7 Day(2)	2.65%(2)	4,500,000	CNY	12/16/25	(3)	—	(3)
Brazil CETIP InterBank Deposit Rate(1)	5.92%(1)	3,020,270	BRL	1/2/25	(13)	—	(13)
CFETS China Fixing Repo Rates 7 Day(2)	2.66%(2)	1,260,000	CNY	12/17/25	(1)	—	(1)
Subtotal Depreciation							(41)
Total							$(41)

(1)	Payment frequency is at maturity.
(2)	Payment frequency is quarterly.
MULTI-MANAGER FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
At June 30, 2021, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Basic Materials	2.5%
Communications	1.7
Energy	3.5
Financial	5.8
Government	78.2
Industrial	0.1
Short-Term Investments	6.0
Utilities	0.4
Total Investments	98.2
Other Assets less Liabilities	1.8
Net Assets	100.0%
At June 30, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	57.6%
All other currencies less than 5%	40.6
Total Investments	98.2
Other Assets less Liabilities	1.8
Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds	$—	$62	$—	$62
Corporate Bonds	—	2,485	—	2,485
Foreign Issuer Bonds:
United Kingdom	—	832	458	1,290
All Other Countries(1)	—	129,557	—	129,557
Total Foreign Issuer Bonds	—	130,389	458	130,847
Investment Companies	8,733	—	—	8,733
Total Investments	$8,733	$132,936	$458	$142,127
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$151	$—	$151
Bilateral Interest Rate Swap Agreements	—	12	—	12
Liabilities
Forward Foreign Currency Exchange Contracts	—	(245)	—	(245)
Centrally Cleared Interest Rate Swap Agreements	—	(41)	—	(41)
Total Other Financial Instruments	$—	$(123)	$—	$(123)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$5,681	$27,240	$24,188	$—	$8,733	8,733,243
NORTHERN FUNDS QUARTERLY REPORT     43    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.3%
Cable & Satellite – 0.3%
DISH Network Corp.,
3.38%, 8/15/26	$401	$409
Total Convertible Bonds
(Cost $340)		409

CORPORATE BONDS – 74.4%
Advertising & Marketing – 0.3%
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27 (1)	355	367
4.25%, 1/15/29 (1)	25	25
4.63%, 3/15/30 (1)	105	107
		499
Aerospace & Defense – 1.2%
Howmet Aerospace, Inc.,
5.90%, 2/1/27	25	29
5.95%, 2/1/37	100	121
Spirit AeroSystems, Inc.,
5.50%, 1/15/25 (1)	25	26
7.50%, 4/15/25 (1)	170	181
4.60%, 6/15/28	150	147
TransDigm, Inc.,
6.25%, 3/15/26 (1)	250	264
6.38%, 6/15/26	295	306
7.50%, 3/15/27	340	362
5.50%, 11/15/27	415	433
4.63%, 1/15/29 (1)	25	25
4.88%, 5/1/29 (1)	50	50
Triumph Group, Inc.,
8.88%, 6/1/24 (1)	21	23
7.75%, 8/15/25	25	26
		1,993
Airlines – 0.9%
American Airlines Group, Inc.,
5.00%, 6/1/22 (1)	260	260
3.75%, 3/1/25 (1)	135	124
American Airlines, Inc.,
11.75%, 7/15/25 (1)	75	94
Delta Air Lines, Inc.,
3.80%, 4/19/23	50	52
7.38%, 1/15/26	25	29
3.75%, 10/28/29	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Airlines – 0.9%continued
United Airlines Holdings, Inc.,
4.25%, 10/1/22	$125	$128
5.00%, 2/1/24	90	94
4.88%, 1/15/25	90	93
United Airlines Pass Through Trust, Series 2020-1, Class A,
5.88%, 10/15/27	24	27
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	155	165
United Airlines, Inc.,
4.38%, 4/15/26 (1)	290	300
4.63%, 4/15/29 (1)	140	145
		1,536
Apparel & Textile Products – 0.1%
Crocs, Inc.,
4.25%, 3/15/29(1)	80	82
Auto Parts Manufacturing – 1.5%
Adient U.S. LLC,
9.00%, 4/15/25 (1)	75	83
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27	25	26
6.88%, 7/1/28	125	137
Cooper-Standard Automotive, Inc.,
5.63%, 11/15/26 (1)	50	47
Dana, Inc.,
4.25%, 9/1/30	25	26
Dealer Tire LLC/DT Issuer LLC,
8.00%, 2/1/28 (1)	170	183
Goodyear Tire & Rubber (The) Co.,
9.50%, 5/31/25	335	374
5.00%, 5/31/26	85	87
5.00%, 7/15/29 (1)	130	136
5.25%, 4/30/31	165	172
5.25%, 7/15/31 (1)	50	52
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	410	425
Tenneco, Inc.,
5.00%, 7/15/26	75	75
7.88%, 1/15/29 (1)	75	85
5.13%, 4/15/29 (1)	50	51

MULTI-MANAGER FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Auto Parts Manufacturing – 1.5%continued
Wheel Pros, Inc.,
6.50%, 5/15/29 (1)	$535	$541
		2,500
Automobiles Manufacturing – 2.3%
Ford Motor Co.,
8.50%, 4/21/23	200	223
9.00%, 4/22/25	265	327
9.63%, 4/22/30	1,035	1,485
7.45%, 7/16/31	420	552
4.75%, 1/15/43	240	255
5.29%, 12/8/46	155	173
Ford Motor Credit Co. LLC,
5.11%, 5/3/29	405	453
4.00%, 11/13/30	200	210
Tesla, Inc.,
5.30%, 8/15/25 (1)	75	78
		3,756
Cable & Satellite – 2.5%
Cable One, Inc.,
4.00%, 11/15/30 (1)	25	25
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/1/30 (1)	155	164
4.50%, 8/15/30 (1)	130	135
4.25%, 2/1/31 (1)	150	153
4.50%, 5/1/32	150	155
4.50%, 6/1/33 (1)	100	102
CSC Holdings LLC,
7.50%, 4/1/28 (1)	665	730
5.75%, 1/15/30 (1)	655	680
4.63%, 12/1/30 (1)	200	196
4.50%, 11/15/31 (1)	200	201
DISH DBS Corp.,
5.88%, 11/15/24	25	27
7.38%, 7/1/28	180	194
5.13%, 6/1/29 (1)	215	212
GCI LLC,
4.75%, 10/15/28 (1)	25	26
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	50	53
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Cable & Satellite – 2.5%continued
Radiate Holdco LLC/Radiate Finance, Inc.,
6.50%, 9/15/28 (1)	$310	$326
Sirius XM Radio, Inc.,
5.00%, 8/1/27 (1)	165	173
5.50%, 7/1/29 (1)	428	466
4.13%, 7/1/30 (1)	77	78
		4,096
Casinos & Gaming – 2.5%
Affinity Gaming,
6.88%, 12/15/27 (1)	50	53
Bally's Corp.,
6.75%, 6/1/27 (1)	25	27
Boyd Gaming Corp.,
8.63%, 6/1/25 (1)	25	28
4.75%, 6/15/31 (1)	290	301
Caesars Entertainment, Inc.,
6.25%, 7/1/25 (1)	100	106
8.13%, 7/1/27 (1)	265	295
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 7/1/25 (1)	25	26
5.25%, 10/15/25 (1)	320	324
Churchill Downs, Inc.,
5.50%, 4/1/27 (1)	300	313
4.75%, 1/15/28 (1)	25	26
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.50%, 2/15/23 (1)	75	78
Everi Holdings, Inc.,
7/15/29 (1) (2)	55	55
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	50	55
Golden Entertainment, Inc.,
7.63%, 4/15/26 (1)	125	133
Inn of the Mountain Gods Resort & Casino,
9.25%, (100% Cash), 11/30/23 (3)	59	57
Jacobs Entertainment, Inc.,
7.88%, 2/1/24 (1)	75	78
MGM Resorts International,
6.00%, 3/15/23	75	80
5.50%, 4/15/27	83	91

NORTHERN FUNDS QUARTERLY REPORT     45    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Casinos & Gaming – 2.5%continued
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	$180	$180
Mohegan Gaming & Entertainment,
7.88%, 10/15/24 (1)	100	105
8.00%, 2/1/26 (1)	100	105
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
8.50%, 11/15/27 (1)	25	27
Penn National Gaming, Inc.,
4.13%, 7/1/29 (1)	25	25
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/1/26 (1)	105	106
Scientific Games International, Inc.,
5.00%, 10/15/25 (1)	26	27
8.25%, 3/15/26 (1)	120	129
7.00%, 5/15/28 (1)	375	410
7.25%, 11/15/29 (1)	25	28
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25 (1)	616	663
5.25%, 5/15/27 (1)	100	107
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/1/29 (1)	25	26
		4,064
Chemicals – 1.2%
Avient Corp.,
5.75%, 5/15/25 (1)	50	53
Cornerstone Chemical Co.,
6.75%, 8/15/24 (1)	50	47
CVR Partners L.P./CVR Nitrogen Finance Corp.,
6.13%, 6/15/28 (1)	25	26
HB Fuller Co.,
4.25%, 10/15/28	130	134
Hexion, Inc.,
7.88%, 7/15/27 (1)	170	183
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	25	28
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Chemicals – 1.2%continued
Innophos Holdings, Inc.,
9.38%, 2/15/28 (1)	$50	$54
Iris Holdings, Inc.,
8.75%, 2/15/26 (1) (3)	25	26
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
4.25%, 12/15/25 (1)	25	25
Minerals Technologies, Inc.,
5.00%, 7/1/28 (1)	25	26
Olin Corp.,
9.50%, 6/1/25 (1)	50	62
5.63%, 8/1/29	100	110
Polar U.S. Borrower LLC/Schenectady International Group, Inc.,
6.75%, 5/15/26 (1)	25	25
SCIH Salt Holdings, Inc.,
4.88%, 5/1/28 (1)	220	220
6.63%, 5/1/29 (1)	295	296
TPC Group, Inc.,
10.50%, 8/1/24 (1)	50	47
Tronox, Inc.,
4.63%, 3/15/29 (1)	205	207
Univar Solutions U.S.A., Inc.,
5.13%, 12/1/27 (1)	275	289
WR Grace & Co.-Conn,
4.88%, 6/15/27 (1)	50	53
		1,911
Coal Operations – 0.0%
Murray Energy Corp.,
12.00%, 4/15/24(1) (4) (5) (6)	486	—
Commercial Finance – 0.4%
AerCap Global Aviation Trust,
(Variable, ICE LIBOR USD 3M + 4.30%), 6.50%, 6/15/45 (1) (7)	294	314
DAE Funding LLC,
5.00%, 8/1/24 (1)	75	77
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/1/25 (1)	50	52
9.75%, 8/1/27 (1)	50	58
5.50%, 5/1/28 (1)	25	26

MULTI-MANAGER FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Commercial Finance – 0.4%continued
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.,
6.38%, 12/15/22 (1)	$50	$50
		577
Communications Equipment – 1.4%
CommScope Technologies LLC,
6.00%, 6/15/25 (1)	242	247
5.00%, 3/15/27 (1)	410	420
CommScope, Inc.,
8.25%, 3/1/27 (1)	265	283
7.13%, 7/1/28 (1)	235	255
Viasat, Inc.,
5.63%, 9/15/25 (1)	420	428
6.50%, 7/15/28 (1)	600	640
		2,273
Construction Materials Manufacturing – 0.1%
Advanced Drainage Systems, Inc.,
5.00%, 9/30/27 (1)	25	26
SRM Escrow Issuer LLC,
6.00%, 11/1/28 (1)	75	80
Standard Industries, Inc.,
5.00%, 2/15/27 (1)	25	26
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 1/15/29 (1)	50	53
U.S. Concrete, Inc.,
5.13%, 3/1/29 (1)	25	27
		212
Consumer Finance – 1.4%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (7) (8)	50	52
Enact Holdings, Inc.,
6.50%, 8/15/25 (1)	50	55
FirstCash, Inc.,
4.63%, 9/1/28 (1)	50	52
Freedom Mortgage Corp.,
7.63%, 5/1/26 (1)	50	52
1/15/27 (1) (2)	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Consumer Finance – 1.4%continued
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.25%, 3/15/22 (1)	$25	$25
4.25%, 2/1/27 (1)	50	50
4.75%, 6/15/29 (1)	25	25
MGIC Investment Corp.,
5.25%, 8/15/28	75	79
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27 (1)	25	26
5.50%, 8/15/28 (1)	75	75
5.13%, 12/15/30 (1)	25	25
Navient Corp.,
6.13%, 3/25/24	50	54
6.75%, 6/25/25	150	166
6.75%, 6/15/26	50	56
5.00%, 3/15/27	25	26
OneMain Finance Corp.,
8.88%, 6/1/25	65	72
7.13%, 3/15/26	375	437
3.50%, 1/15/27	215	217
6.63%, 1/15/28	75	86
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 6/15/29 (1)	25	25
PennyMac Financial Services, Inc.,
4.25%, 2/15/29 (1)	50	48
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	50	51
Square, Inc.,
3.50%, 6/1/31 (1)	225	227
Starwood Property Trust, Inc.,
7/15/26 (1) (2)	140	141
United Wholesale Mortgage LLC,
5.50%, 4/15/29 (1)	50	50
		2,222
Consumer Products – 0.4%
Central Garden & Pet Co.,
4.13%, 10/15/30	25	26
4.13%, 4/30/31 (1)	25	25
Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	75	79
4.13%, 4/1/29 (1)	50	51

NORTHERN FUNDS QUARTERLY REPORT     47    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Consumer Products – 0.4%continued
Energizer Holdings, Inc.,
4.75%, 6/15/28 (1)	$90	$92
4.38%, 3/31/29 (1)	90	90
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
5.00%, 12/31/26 (1)	25	25
7.00%, 12/31/27 (1)	25	25
Spectrum Brands, Inc.,
5.75%, 7/15/25	2	2
5.50%, 7/15/30 (1)	210	226
3.88%, 3/15/31 (1)	25	25
		666
Consumer Services – 2.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	125	133
9.75%, 7/15/27 (1)	50	55
6.00%, 6/1/29 (1)	200	203
AMN Healthcare, Inc.,
4.00%, 4/15/29 (1)	50	50
APX Group, Inc.,
6.75%, 2/15/27 (1)	240	256
Aramark Services, Inc.,
6.38%, 5/1/25 (1)	355	377
5.00%, 2/1/28 (1)	495	518
ASGN, Inc.,
4.63%, 5/15/28 (1)	300	314
Brink's (The) Co.,
5.50%, 7/15/25 (1)	25	27
Carriage Services, Inc.,
4.25%, 5/15/29 (1)	535	534
Deluxe Corp.,
8.00%, 6/1/29 (1)	25	27
Korn Ferry,
4.63%, 12/15/27 (1)	245	254
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.,
5.00%, 2/1/26 (1)	25	26
Prime Security Services Borrower LLC/Prime Finance, Inc.,
5.25%, 4/15/24 (1)	25	27
5.75%, 4/15/26 (1)	305	337
6.25%, 1/15/28 (1)	375	399
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Consumer Services – 2.2%continued
Rent-A-Center, Inc.,
6.38%, 2/15/29	$25	$27
Service Corp. International,
4.00%, 5/15/31	50	51
TKC Holdings, Inc.,
10.50%, 5/15/29 (1)	25	27
		3,642
Containers & Packaging – 2.2%
Graham Packaging Co., Inc.,
7.13%, 8/15/28 (1)	190	205
Greif, Inc.,
6.50%, 3/1/27 (1)	50	53
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (1)	100	98
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	25	27
Plastipak Holdings, Inc.,
6.25%, 10/15/25 (1)	1,100	1,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg),
4.00%, 10/15/27 (1)	175	174
Sealed Air Corp.,
4.00%, 12/1/27 (1)	25	26
Trident TPI Holdings, Inc.,
9.25%, 8/1/24 (1)	920	961
6.63%, 11/1/25 (1)	865	887
TriMas Corp.,
4.13%, 4/15/29 (1)	50	50
		3,606
Department Stores – 0.1%
Macy's Retail Holdings LLC,
5.88%, 4/1/29 (1)	50	54
5.13%, 1/15/42	50	46
		100
Design, Manufacturing & Distribution – 0.4%
Brightstar Escrow Corp.,
9.75%, 10/15/25 (1)	25	27
Imola Merger Corp.,
4.75%, 5/15/29 (1)	610	627
		654

MULTI-MANAGER FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Distributors - Consumer Discretionary – 0.4%
IAA, Inc.,
5.50%, 6/15/27 (1)	$50	$53
KAR Auction Services, Inc.,
5.13%, 6/1/25 (1)	580	595
		648
Diversified Banks – 0.2%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (7) (8)	50	57
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 1/30/23 (7) (8)	50	53
(Variable, U.S. SOFR + 3.23%), 4.70%, 1/30/25 (7) (8)	75	77
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.30%), 6.00%, 8/1/23 (7) (8)	125	133
(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (7) (8)	25	26
		346
Educational Services – 0.1%
Adtalem Global Education, Inc.,
5.50%, 3/1/28 (1)	100	102
Graham Holdings Co.,
5.75%, 6/1/26 (1)	25	26
		128
Electrical Equipment Manufacturing – 0.3%
Atkore, Inc.,
4.25%, 6/1/31 (1)	25	25
BWX Technologies, Inc.,
4.13%, 4/15/29 (1)	25	26
Vertical U.S. Newco, Inc.,
5.25%, 7/15/27 (1)	280	295
WESCO Distribution, Inc.,
7.13%, 6/15/25 (1)	50	54
7.25%, 6/15/28 (1)	25	28
		428
Entertainment Content – 0.7%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	25	27
AMC Networks, Inc.,
4.25%, 2/15/29	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Entertainment Content – 0.7%continued
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26 (1)	$100	$65
6.63%, 8/15/27 (1)	75	37
Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (1)	710	746
Univision Communications, Inc.,
5.13%, 2/15/25 (1)	50	51
9.50%, 5/1/25 (1)	50	55
6.63%, 6/1/27 (1)	25	27
4.50%, 5/1/29	25	25
		1,083
Entertainment Resources – 2.8%
AMC Entertainment Holdings, Inc.,
10.50%, 4/24/26 (1)	15	16
12.00%, 6/15/26 (1) (3)	168	172
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	25	26
Carlson Travel, Inc.,
6.75%, 12/15/25 (1) (4)	340	313
11.50%, 12/15/26 (1) (3) (4)	386	193
Cedar Fair L.P.,
5.25%, 7/15/29	112	115
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp.,
5.38%, 6/1/24	25	25
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
5.50%, 5/1/25 (1)	65	68
5.38%, 4/15/27	75	77
6.50%, 10/1/28 (1)	195	210
Cinemark U.S.A., Inc.,
5.88%, 3/15/26 (1)	325	340
5.25%, 7/15/28 (1)	230	236
Life Time, Inc.,
5.75%, 1/15/26 (1)	200	207
8.00%, 4/15/26 (1)	345	368
Live Nation Entertainment, Inc.,
4.88%, 11/1/24 (1)	75	76
5.63%, 3/15/26 (1)	50	52
6.50%, 5/15/27 (1)	135	150
4.75%, 10/15/27 (1)	245	254
3.75%, 1/15/28 (1)	25	25

NORTHERN FUNDS QUARTERLY REPORT     49    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Entertainment Resources – 2.8%continued
SeaWorld Parks & Entertainment, Inc.,
9.50%, 8/1/25 (1)	$315	$338
Six Flags Entertainment Corp.,
5.50%, 4/15/27 (1)	115	119
Six Flags Theme Parks, Inc.,
7.00%, 7/1/25 (1)	95	102
Sterling Entertainment Group LLC,
10.25%, 1/15/25 (9)	1,110	1,099
		4,581
Exploration & Production – 4.7%
Aethon United BR L.P./Aethon United Finance Corp.,
8.25%, 2/15/26 (1)	50	54
Antero Resources Corp.,
7.63%, 2/1/29 (1)	25	28
5.38%, 3/1/30 (1)	150	153
Apache Corp.,
4.25%, 1/15/30	50	53
5.10%, 9/1/40	150	157
5.35%, 7/1/49	25	26
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/1/26 (1)	190	199
9.00%, 11/1/27 (1)	133	184
8.25%, 12/31/28 (1)	55	60
5.88%, 6/30/29 (1)	160	160
Callon Petroleum Co.,
6.25%, 4/15/23	50	50
6.13%, 10/1/24	125	123
8/1/28 (1) (2)	205	207
Centennial Resource Production LLC,
5.38%, 1/15/26 (1)	50	49
Chaparral Energy, Inc.,
9.00%, (100% Cash), 2/14/25 (1) (3) (4) (9)	18	16
CNX Resources Corp.,
7.25%, 3/14/27 (1)	100	107
6.00%, 1/15/29 (1)	50	54
Colgate Energy Partners III LLC,
5.88%, 7/1/29 (1)	135	140
Comstock Resources, Inc.,
7.50%, 5/15/25 (1)	18	19
6.75%, 3/1/29 (1)	211	225
5.88%, 1/15/30 (1)	195	199
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Exploration & Production – 4.7%continued
Continental Resources, Inc.,
4.50%, 4/15/23	$6	$6
CrownRock L.P./CrownRock Finance, Inc.,
5.63%, 10/15/25 (1)	75	78
5.00%, 5/1/29 (1)	25	26
Devon Energy Corp.,
5.88%, 6/15/28 (1)	15	17
Endeavor Energy Resources L.P./EER Finance, Inc.,
5.75%, 1/30/28 (1)	50	53
EQT Corp.,
7.63%, 2/1/25	25	29
3.13%, 5/15/26 (1)	25	26
3.90%, 10/1/27	75	80
5.00%, 1/15/29	180	201
8.50%, 2/1/30	25	33
3.63%, 5/15/31 (1)	25	26
Gulfport Energy Corp.,
10.00%, 8/2/21 (1) (3) (8)	—	4
8.00%, 5/17/26	44	47
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	95	101
5.75%, 2/1/29 (1)	82	85
6.00%, 2/1/31 (1)	140	148
Indigo Natural Resources LLC,
5.38%, 2/1/29 (1)	25	26
Laredo Petroleum, Inc.,
9.50%, 1/15/25	75	79
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.00%, 8/1/26 (1)	75	77
Matador Resources Co.,
5.88%, 9/15/26	310	319
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/26 (1)	50	46
10.50%, 5/15/27 (1)	25	25
Murphy Oil Corp.,
6.88%, 8/15/24	25	26
5.75%, 8/15/25	50	51
6.38%, 7/15/28	50	53
7.05%, 5/1/29	25	28

MULTI-MANAGER FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Exploration & Production – 4.7%continued
6.38%, 12/1/42	$50	$49
Northern Oil and Gas, Inc.,
8.13%, 3/1/28 (1)	75	81
Oasis Petroleum, Inc.,
6.38%, 6/1/26 (1)	25	26
Occidental Petroleum Corp.,
3.50%, 6/15/25	25	26
8.00%, 7/15/25	25	30
5.88%, 9/1/25	50	56
5.50%, 12/1/25	25	28
5.55%, 3/15/26	75	83
3.40%, 4/15/26	25	26
3.20%, 8/15/26	25	25
8.50%, 7/15/27	50	63
6.38%, 9/1/28	50	58
8.88%, 7/15/30	450	602
6.13%, 1/1/31	25	29
7.50%, 5/1/31	155	195
7.88%, 9/15/31	90	116
6.45%, 9/15/36	560	670
6.20%, 3/15/40	75	85
6.60%, 3/15/46	275	327
Ovintiv, Inc.,
8.13%, 9/15/30	25	34
PDC Energy, Inc.,
5.75%, 5/15/26	145	151
Range Resources Corp.,
4.88%, 5/15/25	130	135
9.25%, 2/1/26	220	243
8.25%, 1/15/29 (1)	105	118
SM Energy Co.,
5.00%, 1/15/24	25	25
5.63%, 6/1/25	60	59
6.63%, 1/15/27	50	51
6.50%, 7/15/28	25	26
Southwestern Energy Co.,
6.45%, 1/23/25	100	111
Talos Production, Inc.,
12.00%, 1/15/26	50	53
Vine Energy Holdings LLC,
6.75%, 4/15/29 (1)	235	247
		7,781
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Financial Services – 1.4%
AG Issuer LLC,
6.25%, 3/1/28 (1)	$75	$79
Compass Group Diversified Holdings LLC,
5.25%, 4/15/29 (1)	50	52
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.95%, 2/10/25 (7) (8)	50	53
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	100	105
6.25%, 5/15/26	100	106
5.25%, 5/15/27 (1)	25	26
5.25%, 5/15/27	125	129
4.38%, 2/1/29 (1)	25	25
LPL Holdings, Inc.,
4.00%, 3/15/29 (1)	100	100
NFP Corp.,
4.88%, 8/15/28 (1)	430	437
6.88%, 8/15/28 (1)	1,185	1,248
		2,360
Food & Beverage – 1.2%
Darling Ingredients, Inc.,
5.25%, 4/15/27 (1)	50	53
Kraft Heinz Foods Co.,
6.88%, 1/26/39	50	72
7.13%, 8/1/39 (1)	25	36
5.00%, 6/4/42	25	31
5.20%, 7/15/45	50	62
4.88%, 10/1/49	75	91
Nathan's Famous, Inc.,
6.63%, 11/1/25 (1)	50	51
Pilgrim's Pride Corp.,
4.25%, 4/15/31 (1)	170	176
Post Holdings, Inc.,
5.75%, 3/1/27 (1)	225	235
5.63%, 1/15/28 (1)	130	138
4.63%, 4/15/30 (1)	200	203
4.50%, 9/15/31 (1)	205	205
Primo Water Holdings, Inc.,
4.38%, 4/30/29 (1)	50	50

NORTHERN FUNDS QUARTERLY REPORT     51    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Food & Beverage – 1.2%continued
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	$575	$580
Triton Water Holdings, Inc.,
6.25%, 4/1/29 (1)	50	50
		2,033
Forest & Paper Products Manufacturing – 0.1%
Mercer International, Inc.,
5.13%, 2/1/29(1)	145	149
Hardware – 0.4%
Diebold Nixdorf, Inc.,
8.50%, 4/15/24	75	77
9.38%, 7/15/25 (1)	25	28
Everi Payments, Inc.,
7.50%, 12/15/25 (1)	40	42
NCR Corp.,
5.75%, 9/1/27 (1)	75	79
5.00%, 10/1/28 (1)	50	52
5.13%, 4/15/29 (1)	100	103
6.13%, 9/1/29 (1)	50	54
TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	50	50
Xerox Holdings Corp.,
5.00%, 8/15/25 (1)	50	53
5.50%, 8/15/28 (1)	50	52
		590
Health Care Facilities & Services – 5.6%
Acadia Healthcare Co., Inc.,
5.50%, 7/1/28 (1)	205	219
5.00%, 4/15/29 (1)	95	99
AHP Health Partners, Inc.,
7/15/29 (1) (2)	25	25
Air Methods Corp.,
8.00%, 5/15/25 (1)	50	47
Charles River Laboratories International, Inc.,
3.75%, 3/15/29 (1)	25	25
4.00%, 3/15/31 (1)	25	26
CHS/Community Health Systems, Inc.,
6.63%, 2/15/25 (1)	110	116
8.00%, 3/15/26 (1)	295	318
5.63%, 3/15/27 (1)	90	96
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Health Care Facilities & Services – 5.6%continued
8.00%, 12/15/27 (1)	$314	$349
6.88%, 4/1/28 (1)	28	28
6.00%, 1/15/29 (1)	95	102
6.88%, 4/15/29 (1)	205	215
6.13%, 4/1/30 (1)	480	487
4.75%, 2/15/31 (1)	190	191
DaVita, Inc.,
4.63%, 6/1/30 (1)	465	478
3.75%, 2/15/31 (1)	25	24
Encompass Health Corp.,
4.75%, 2/1/30	50	53
Envision Healthcare Corp.,
8.75%, 10/15/26 (1)	1,385	970
HCA, Inc.,
7.69%, 6/15/25	200	243
5.38%, 9/1/26	25	29
3.50%, 9/1/30	50	53
Legacy LifePoint Health LLC,
6.75%, 4/15/25 (1)	50	53
LifePoint Health, Inc.,
5.38%, 1/15/29 (1)	25	24
ModivCare, Inc.,
5.88%, 11/15/25 (1)	25	27
Owens & Minor, Inc.,
4.50%, 3/31/29 (1)	50	51
Prime Healthcare Services, Inc.,
7.25%, 11/1/25 (1)	75	81
RP Escrow Issuer LLC,
5.25%, 12/15/25 (1)	25	26
Select Medical Corp.,
6.25%, 8/15/26 (1)	50	53
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1)	840	857
10.00%, 4/15/27 (1)	450	494
Syneos Health, Inc.,
3.63%, 1/15/29 (1)	25	25
Team Health Holdings, Inc.,
6.38%, 2/1/25 (1)	590	561
Tenet Healthcare Corp.,
4.63%, 9/1/24 (1)	25	26
4.88%, 1/1/26 (1)	75	78
5.13%, 11/1/27 (1)	1,120	1,175
6.13%, 10/1/28 (1)	1,035	1,103

MULTI-MANAGER FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Health Care Facilities & Services – 5.6%continued
4.25%, 6/1/29 (1)	$50	$51
6.88%, 11/15/31	25	28
U.S. Acute Care Solutions LLC,
6.38%, 3/1/26 (1)	75	77
Vizient, Inc.,
6.25%, 5/15/27 (1)	170	180
		9,163
Home & Office Products Manufacturing – 0.2%
Newell Brands, Inc.,
4.70%, 4/1/26	75	84
5.88%, 4/1/36	50	61
6.00%, 4/1/46	25	32
Scotts Miracle-Gro (The) Co.,
4.00%, 4/1/31 (1)	50	50
Tempur Sealy International, Inc.,
4.00%, 4/15/29 (1)	50	50
		277
Home Improvement – 0.7%
Apex Tool Group LLC/BC Mountain Finance, Inc.,
9.00%, 2/15/23 (1)	150	151
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	50	50
Cornerstone Building Brands, Inc.,
6.13%, 1/15/29 (1)	380	408
CP Atlas Buyer, Inc.,
7.00%, 12/1/28 (1)	50	52
Griffon Corp.,
5.75%, 3/1/28	100	106
JELD-WEN, Inc.,
6.25%, 5/15/25 (1)	50	53
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	50	54
4.75%, 5/1/29 (1)	25	25
PGT Innovations, Inc.,
6.75%, 8/1/26 (1)	50	53
Victors Merger Corp.,
6.38%, 5/15/29 (1)	25	25
WASH Multifamily Acquisition, Inc.,
5.75%, 4/15/26 (1)	25	26
Werner FinCo L.P./Werner FinCo, Inc.,
8.75%, 7/15/25 (1)	75	78
		1,081
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Homebuilders – 0.7%
Adams Homes, Inc.,
7.50%, 2/15/25 (1)	$50	$52
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.63%, 1/15/28 (1)	50	53
Beazer Homes U.S.A., Inc.,
6.75%, 3/15/25	50	52
7.25%, 10/15/29	50	56
Century Communities, Inc.,
5.88%, 7/15/25	100	103
Forestar Group, Inc.,
3.85%, 5/15/26 (1)	25	25
5.00%, 3/1/28 (1)	25	26
KB Home,
7.63%, 5/15/23	25	27
6.88%, 6/15/27	25	30
4.00%, 6/15/31	25	25
LGI Homes, Inc.,
4.00%, 7/15/29 (1)	25	25
Meritage Homes Corp.,
6.00%, 6/1/25	75	85
Picasso Finance Sub, Inc.,
6.13%, 6/15/25 (1)	19	20
Shea Homes L.P./Shea Homes Funding Corp.,
4.75%, 2/15/28 (1)	175	179
4.75%, 4/1/29 (1)	25	26
STL Holding Co. LLC,
7.50%, 2/15/26 (1)	50	53
Taylor Morrison Communities, Inc.,
5.88%, 6/15/27 (1)	70	79
5.75%, 1/15/28 (1)	50	56
Tri Pointe Homes, Inc.,
5.25%, 6/1/27	50	54
5.70%, 6/15/28	25	28
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 9/15/28 (1)	50	52
Williams Scotsman International, Inc.,
4.63%, 8/15/28 (1)	50	52
		1,158
Industrial Other – 0.7%
Ahern Rentals, Inc.,
7.38%, 5/15/23 (1)	100	90

NORTHERN FUNDS QUARTERLY REPORT     53    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Industrial Other – 0.7%continued
Alta Equipment Group, Inc.,
5.63%, 4/15/26 (1)	$25	$26
Arcosa, Inc.,
4.38%, 4/15/29 (1)	25	25
BCPE Empire Holdings, Inc.,
7.63%, 5/1/27 (1)	405	415
Brand Industrial Services, Inc.,
8.50%, 7/15/25 (1)	75	76
H&E Equipment Services, Inc.,
3.88%, 12/15/28 (1)	25	25
Installed Building Products, Inc.,
5.75%, 2/1/28 (1)	25	26
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	50	52
New Enterprise Stone & Lime Co., Inc.,
6.25%, 3/15/26 (1)	25	26
9.75%, 7/15/28 (1)	50	56
PowerTeam Services LLC,
9.03%, 12/4/25 (1)	25	28
VM Consolidated, Inc.,
5.50%, 4/15/29 (1)	240	244
		1,089
Internet Media – 0.7%
Arches Buyer, Inc.,
4.25%, 6/1/28 (1)	25	25
Cars.com, Inc.,
6.38%, 11/1/28 (1)	125	133
Endure Digital, Inc.,
6.00%, 2/15/29 (1)	305	302
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27 (1)	200	210
3.50%, 3/1/29 (1)	50	50
Match Group Holdings II LLC,
5.00%, 12/15/27 (1)	50	53
4.63%, 6/1/28 (1)	50	52
5.63%, 2/15/29 (1)	105	113
Netflix, Inc.,
6.38%, 5/15/29	50	64
5.38%, 11/15/29 (1)	25	30
Uber Technologies, Inc.,
7.50%, 5/15/25 (1)	50	54
8.00%, 11/1/26 (1)	25	27
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Internet Media – 0.7%continued
7.50%, 9/15/27 (1)	$25	$27
6.25%, 1/15/28 (1)	50	54
		1,194
Iron & Steel – 1.6%
Algoma Steel Parent S.C.A.,
0.00%, 11/30/47 (4) (10) (11) (12)	49	—
Specialty Steel Supply, Inc.,
0.00%, 11/15/26 (1) (9)	2,670	2,670
		2,670
Leisure Products Manufacturing – 0.1%
MajorDrive Holdings IV LLC,
6.38%, 6/1/29 (1)	50	50
Mattel, Inc.,
6.75%, 12/31/25 (1)	15	15
3.38%, 4/1/26 (1)	25	26
3.75%, 4/1/29 (1)	25	26
Winnebago Industries, Inc.,
6.25%, 7/15/28 (1)	75	81
		198
Life Insurance – 0.1%
Genworth Holdings, Inc.,
4.90%, 8/15/23	125	125
Machinery Manufacturing – 0.9%
GrafTech Finance, Inc.,
4.63%, 12/15/28 (1)	25	26
Granite U.S. Holdings Corp.,
11.00%, 10/1/27 (1)	135	150
Hillenbrand, Inc.,
3.75%, 3/1/31	50	50
JPW Industries Holding Corp.,
9.00%, 10/1/24 (1)	860	901
Manitowoc (The) Co., Inc.,
9.00%, 4/1/26 (1)	50	54
SPX FLOW, Inc.,
5.88%, 8/15/26 (1)	25	26
Terex Corp.,
5.00%, 5/15/29 (1)	250	261
Titan International, Inc.,
7.00%, 4/30/28 (1)	50	52
		1,520

MULTI-MANAGER FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Managed Care – 0.1%
Centene Corp.,
4.25%, 12/15/27	$75	$79
3.00%, 10/15/30	75	77
Molina Healthcare, Inc.,
3.88%, 11/15/30 (1)	25	26
		182
Manufactured Goods – 1.0%
EnPro Industries, Inc.,
5.75%, 10/15/26	50	53
FXI Holdings, Inc.,
7.88%, 11/1/24 (1)	125	129
12.25%, 11/15/26 (1)	48	55
Material Sciences Corp.,
9.75%, 1/9/24 (9)	1,263	1,263
Park-Ohio Industries, Inc.,
6.63%, 4/15/27	75	76
		1,576
Medical Equipment & Devices Manufacturing – 0.2%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A.,
7.38%, 6/1/25 (1)	112	120
7.25%, 2/1/28 (1)	198	217
		337
Metals & Mining – 2.1%
Allegheny Technologies, Inc.,
5.88%, 12/1/27	50	52
Arconic Corp.,
6.00%, 5/15/25 (1)	25	27
Big River Steel LLC/BRS Finance Corp.,
6.63%, 1/31/29 (1)	440	485
Carpenter Technology Corp.,
6.38%, 7/15/28	75	82
Century Aluminum Co.,
7.50%, 4/1/28 (1)	830	881
Cleveland-Cliffs, Inc.,
9.88%, 10/17/25 (1)	34	40
6.75%, 3/15/26 (1)	390	421
5.88%, 6/1/27	75	79
4.63%, 3/1/29 (1)	25	26
4.88%, 3/1/31 (1)	25	26
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Metals & Mining – 2.1%continued
Compass Minerals International, Inc.,
6.75%, 12/1/27 (1)	$25	$27
Freeport-McMoRan, Inc.,
4.13%, 3/1/28	75	78
4.38%, 8/1/28	25	26
4.25%, 3/1/30	100	107
4.63%, 8/1/30	50	55
5.45%, 3/15/43	25	31
Joseph T Ryerson & Son, Inc.,
8.50%, 8/1/28 (1)	576	639
Novelis Corp.,
5.88%, 9/30/26 (1)	75	78
TMS International Corp.,
6.25%, 4/15/29 (1)	180	189
United States Steel Corp.,
6.88%, 3/1/29	75	80
		3,454
Oil & Gas Services & Equipment – 0.7%
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.25%, 4/1/28 (1)	290	303
Basic Energy Services, Inc.,
10.75%, 10/15/23 (1)	25	5
Bristow Group, Inc.,
6.88%, 3/1/28 (1)	75	76
ChampionX Corp.,
6.38%, 5/1/26	40	42
Exterran Energy Solutions L.P./EES Finance Corp.,
8.13%, 5/1/25	75	66
Global Marine, Inc.,
7.00%, 6/1/28	25	18
Nabors Industries, Inc.,
5.75%, 2/1/25	50	46
Nine Energy Service, Inc.,
8.75%, 11/1/23 (1)	75	38
Solaris Midstream Holdings LLC,
7.63%, 4/1/26 (1)	180	191
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 4/1/26	140	147
6.88%, 9/1/27	135	144
		1,076

NORTHERN FUNDS QUARTERLY REPORT     55    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Pharmaceuticals – 0.4%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	$125	$136
Endo Finance LLC,
5.75%, 1/15/22 (1)	25	23
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	200	206
P&L Development LLC/PLD Finance Corp.,
7.75%, 11/15/25 (1)	50	53
Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (1)	111	113
Prestige Brands, Inc.,
5.13%, 1/15/28 (1)	25	26
3.75%, 4/1/31 (1)	25	24
		581
Pipeline – 5.6%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
7.88%, 5/15/26 (1)	310	346
5.75%, 3/1/27 (1)	180	187
5.75%, 1/15/28 (1)	39	41
5.38%, 6/15/29 (1)	115	120
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.63%, 12/15/25 (1)	100	108
Buckeye Partners L.P.,
3.95%, 12/1/26	70	71
4.50%, 3/1/28 (1)	150	154
5.85%, 11/15/43	155	154
Cheniere Energy Partners L.P.,
4.50%, 10/1/29	270	290
4.00%, 3/1/31 (1)	100	105
Cheniere Energy, Inc.,
4.63%, 10/15/28 (1)	50	53
CNX Midstream Partners L.P./CNX Midstream Finance Corp.,
6.50%, 3/15/26 (1)	100	105
CQP Holdco L.P./BIP-V Chinook Holdco LLC,
5.50%, 6/15/31 (1)	890	927
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Pipeline – 5.6%continued
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.00%, 2/1/29 (1)	$75	$79
DCP Midstream Operating L.P.,
5.13%, 5/15/29	125	138
(Variable, ICE LIBOR USD 3M + 3.85%), 5.85%, 5/21/43 (1) (7)	215	199
5.60%, 4/1/44	125	138
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
6.75%, 5/15/25	25	26
7.13%, 6/1/28 (1)	50	53
Energy Transfer L.P.,
(Variable, ICE LIBOR USD 3M + 4.03%), 6.25%, 2/15/23 (7) (8)	75	66
EnLink Midstream LLC,
5.63%, 1/15/28 (1)	25	26
5.38%, 6/1/29	50	52
EnLink Midstream Partners L.P.,
4.40%, 4/1/24	25	26
5.60%, 4/1/44	75	68
5.05%, 4/1/45	25	22
5.45%, 6/1/47	75	67
EQM Midstream Partners L.P.,
4.75%, 7/15/23	26	27
4.00%, 8/1/24	25	26
6.00%, 7/1/25 (1)	140	152
4.13%, 12/1/26	140	143
6.50%, 7/1/27 (1)	145	162
5.50%, 7/15/28	275	297
4.50%, 1/15/29 (1)	105	107
4.75%, 1/15/31 (1)	80	82
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/1/25	125	126
6.25%, 5/15/26	200	200
8.00%, 1/15/27	75	79
7.75%, 2/1/28	50	52
Global Partners L.P./GLP Finance Corp.,
7.00%, 8/1/27	95	101
6.88%, 1/15/29	70	75

MULTI-MANAGER FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Pipeline – 5.6%continued
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	$750	$814
Hess Midstream Operations L.P.,
5.63%, 2/15/26 (1)	75	78
5.13%, 6/15/28 (1)	75	79
Holly Energy Partners L.P./Holly Energy Finance Corp.,
5.00%, 2/1/28 (1)	25	26
ITT Holdings LLC,
8/1/29 (1) (2)	220	224
New Fortress Energy, Inc.,
6.75%, 9/15/25 (1)	180	184
6.50%, 9/30/26 (1)	450	460
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 2/1/26 (1)	100	105
NuStar Logistics L.P.,
6.00%, 6/1/26	25	27
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	100	98
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (7) (8)	150	132
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (1)	25	25
4.95%, 7/15/29 (1)	25	26
6.88%, 4/15/40 (1)	25	26
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.50%, 8/15/22	87	86
5.75%, 4/15/25	138	127
Summit Midstream Partners L.P.,
9.50%, 12/15/22 (8)	63	50
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
5.50%, 9/15/24 (1)	51	52
7.50%, 10/1/25 (1)	125	137
6.00%, 3/1/27 (1)	85	88
5.50%, 1/15/28 (1)	140	142
6.00%, 12/31/30 (1)	150	156
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.88%, 4/15/26	50	53
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Pipeline – 5.6%continued
5.00%, 1/15/28	$50	$53
5.50%, 3/1/30	50	55
4.88%, 2/1/31 (1)	75	81
4.00%, 1/15/32 (1)	50	51
TransMontaigne Partners L.P./TLP Finance Corp.,
6.13%, 2/15/26	25	26
Western Midstream Operating L.P.,
5.30%, 2/1/30	270	302
5.45%, 4/1/44	75	81
5.30%, 3/1/48	150	160
		9,254
Power Generation – 1.5%
Calpine Corp.,
4.50%, 2/15/28 (1)	205	209
5.13%, 3/15/28	205	209
4.63%, 2/1/29 (1)	513	504
5.00%, 2/1/31 (1)	494	492
3.75%, 3/1/31 (1)	25	24
Clearway Energy Operating LLC,
5.00%, 9/15/26	100	103
4.75%, 3/15/28 (1)	25	26
Leeward Renewable Energy Operations LLC,
7/1/29 (1) (2)	135	137
NRG Energy, Inc.,
6.63%, 1/15/27	50	52
3.63%, 2/15/31 (1)	280	275
TerraForm Power Operating LLC,
5.00%, 1/31/28 (1)	25	26
4.75%, 1/15/30 (1)	50	51
Vistra Operations Co. LLC,
5.00%, 7/31/27 (1)	170	174
4.38%, 5/1/29 (1)	205	206
		2,488
Property & Casualty Insurance – 2.4%
Acrisure LLC/Acrisure Finance, Inc.,
7.00%, 11/15/25 (1)	125	127
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 10/15/27 (1)	315	331

NORTHERN FUNDS QUARTERLY REPORT     57    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Property & Casualty Insurance – 2.4%continued
AssuredPartners, Inc.,
7.00%, 8/15/25 (1)	$1,230	$1,256
5.63%, 1/15/29 (1)	175	175
BroadStreet Partners, Inc.,
5.88%, 4/15/29 (1)	140	143
GTCR AP Finance, Inc.,
8.00%, 5/15/27 (1)	305	325
HUB International Ltd.,
7.00%, 5/1/26 (1)	1,400	1,452
NMI Holdings, Inc.,
7.38%, 6/1/25 (1)	25	29
Radian Group, Inc.,
4.50%, 10/1/24	25	27
4.88%, 3/15/27	50	54
		3,919
Publishing & Broadcasting – 1.4%
Audacy Capital Corp.,
6.75%, 3/31/29 (1)	25	26
Clear Channel Outdoor Holdings, Inc.,
7.75%, 4/15/28 (1)	265	278
7.50%, 6/1/29 (1)	420	435
Clear Channel Worldwide Holdings, Inc.,
5.13%, 8/15/27 (1)	75	77
Gray Television, Inc.,
4.75%, 10/15/30 (1)	75	75
iHeartCommunications, Inc.,
6.38%, 5/1/26	27	28
5.25%, 8/15/27 (1)	50	52
Lamar Media Corp.,
4.00%, 2/15/30	75	76
News Corp.,
3.88%, 5/15/29 (1)	100	101
Nexstar Broadcasting, Inc.,
4.75%, 11/1/28 (1)	75	77
Salem Media Group, Inc.,
6.75%, 6/1/24 (1)	25	24
Scripps Escrow II, Inc.,
5.38%, 1/15/31 (1)	660	658
Scripps Escrow, Inc.,
5.88%, 7/15/27 (1)	25	26
Sinclair Television Group, Inc.,
5.13%, 2/15/27 (1)	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Publishing & Broadcasting – 1.4%continued
5.50%, 3/1/30 (1)	$25	$26
4.13%, 12/1/30 (1)	50	49
TEGNA, Inc.,
4.63%, 3/15/28	50	52
5.00%, 9/15/29	75	78
Townsquare Media, Inc.,
6.88%, 2/1/26 (1)	25	27
		2,215
Railroad – 0.1%
Watco Cos. LLC/Watco Finance Corp.,
6.50%, 6/15/27(1)	165	177
Real Estate – 3.9%
CTR Partnership L.P./CareTrust Capital Corp.,
3.88%, 6/30/28 (1)	50	51
Cushman & Wakefield U.S. Borrower LLC,
6.75%, 5/15/28 (1)	25	27
Diversified Healthcare Trust,
9.75%, 6/15/25	25	28
4.38%, 3/1/31	75	72
EPR Properties,
4.50%, 6/1/27	110	117
4.95%, 4/15/28	60	65
3.75%, 8/15/29	80	80
FelCor Lodging L.P.,
6.00%, 6/1/25	100	102
Five Point Operating Co. L.P./Five Point Capital Corp.,
7.88%, 11/15/25 (1)	50	53
GEO Group (The), Inc.,
6.00%, 4/15/26	25	20
Greystar Real Estate Partners LLC,
5.75%, 12/1/25 (1)	50	51
HAT Holdings I LLC/HAT Holdings II LLC,
3.38%, 6/15/26 (1)	25	25
3.75%, 9/15/30 (1)	25	24
Howard Hughes (The) Corp.,
5.38%, 8/1/28 (1)	50	53
4.13%, 2/1/29 (1)	50	50
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	250	259
5.25%, 3/15/28 (1)	180	188

MULTI-MANAGER FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Real Estate – 3.9%continued
5.00%, 7/15/28 (1)	$135	$140
4.88%, 9/15/29 (1)	355	367
5.25%, 7/15/30 (1)	245	259
4.50%, 2/15/31 (1)	25	25
5.63%, 7/15/32 (1)	240	257
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
7.50%, 6/1/25 (1)	170	184
5.88%, 10/1/28 (1)	140	149
4.88%, 5/15/29 (1)	25	26
Realogy Group LLC/Realogy Co-Issuer Corp.,
4.88%, 6/1/23 (1)	95	99
7.63%, 6/15/25 (1)	250	271
9.38%, 4/1/27 (1)	450	500
5.75%, 1/15/29 (1)	529	553
RHP Hotel Properties L.P./RHP Finance Corp.,
4.75%, 10/15/27	275	283
4.50%, 2/15/29 (1)	25	25
RLJ Lodging Trust L.P.,
3.75%, 7/1/26 (1)	25	25
Service Properties Trust,
5.00%, 8/15/22	25	25
4.65%, 3/15/24	33	34
4.35%, 10/1/24	102	103
5.25%, 2/15/26	25	25
4.95%, 2/15/27	35	35
3.95%, 1/15/28	25	24
4.95%, 10/1/29	175	173
4.38%, 2/15/30	75	72
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.13%, 12/15/24 (1)	180	186
7.88%, 2/15/25 (1)	510	546
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
4.75%, 4/15/28 (1)	50	50
6.50%, 2/15/29 (1)	400	401
VICI Properties L.P./VICI Note Co., Inc.,
4.25%, 12/1/26 (1)	123	128
3.75%, 2/15/27 (1)	25	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Real Estate – 3.9%continued
XHR L.P.,
6.38%, 8/15/25 (1)	$50	$53
4.88%, 6/1/29 (1)	100	103
		6,412
Refining & Marketing – 0.3%
Citgo Holding, Inc.,
9.25%, 8/1/24 (1)	150	153
CITGO Petroleum Corp.,
7.00%, 6/15/25 (1)	50	52
6.38%, 6/15/26 (1)	75	78
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	50	53
PBF Holding Co. LLC/PBF Finance Corp.,
9.25%, 5/15/25 (1)	25	25
6.00%, 2/15/28	50	34
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 4/15/27	75	79
		474
Renewable Energy – 0.0%
Renewable Energy Group, Inc.,
5.88%, 6/1/28(1)	25	26
Restaurants – 0.2%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC,
5.13%, 4/15/29 (1)	25	26
Carrols Restaurant Group, Inc.,
5.88%, 7/1/29 (1)	25	25
CEC Entertainment LLC,
6.75%, 5/1/26 (1)	25	25
Golden Nugget, Inc.,
6.75%, 10/15/24 (1)	125	126
8.75%, 10/1/25 (1)	50	53
IRB Holding Corp.,
7.00%, 6/15/25 (1)	25	27
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (1)	75	77
		359
Retail - Consumer Discretionary – 2.8%
Abercrombie & Fitch Management Co.,
8.75%, 7/15/25 (1)	25	28

NORTHERN FUNDS QUARTERLY REPORT     59    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Retail - Consumer Discretionary – 2.8%continued
Ambience Merger Sub, Inc.,
7/15/29 (1) (2)	$25	$25
Asbury Automotive Group, Inc.,
4.75%, 3/1/30	25	26
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.25%, 3/15/25 (1)	53	54
4.75%, 4/1/28 (1)	115	118
5.38%, 3/1/29 (1)	150	156
BCPE Ulysses Intermediate, Inc.,
7.75%, 4/1/27 (1) (3)	25	26
Beacon Roofing Supply, Inc.,
4.50%, 11/15/26 (1)	25	26
4.13%, 5/15/29 (1)	25	25
Builders FirstSource, Inc.,
6.75%, 6/1/27 (1)	101	108
5.00%, 3/1/30 (1)	25	26
Carvana Co.,
5.63%, 10/1/25 (1)	125	130
5.50%, 4/15/27 (1)	260	269
Foundation Building Materials, Inc.,
6.00%, 3/1/29 (1)	25	25
Gap (The), Inc.,
8.63%, 5/15/25 (1)	25	27
GYP Holdings III Corp.,
4.63%, 5/1/29 (1)	85	85
Hertz (The) Corp.,
5.50%, 10/15/24 (1) (5)	125	126
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	25	26
L Brands, Inc.,
9.38%, 7/1/25 (1)	25	32
5.25%, 2/1/28	80	90
7.50%, 6/15/29	25	29
6.63%, 10/1/30 (1)	215	249
6.88%, 11/1/35	25	32
6.75%, 7/1/36	100	125
LBM Acquisition LLC,
6.25%, 1/15/29 (1)	50	50
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	175	179
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	25	27
3.88%, 6/1/29 (1)	25	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Retail - Consumer Discretionary – 2.8%continued
4.38%, 1/15/31 (1)	$25	$27
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 2/15/26 (1)	50	52
Magic Mergeco, Inc.,
5.25%, 5/1/28 (1)	25	26
7.88%, 5/1/29 (1)	75	77
Metis Merger Sub LLC,
6.50%, 5/15/29 (1)	50	49
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
7.88%, 10/1/22 (1)	115	112
Park River Holdings, Inc.,
5.63%, 2/1/29 (1)	25	24
Party City Holdings, Inc.,
8.75%, 2/15/26 (1)	50	53
QVC, Inc.,
4.75%, 2/15/27	50	53
Sonic Automotive, Inc.,
6.13%, 3/15/27	75	78
Specialty Building Products Holdings LLC/SBP Finance Corp.,
6.38%, 9/30/26 (1)	410	429
SRS Distribution, Inc.,
4.63%, 7/1/28 (1)	395	404
6.13%, 7/1/29 (1)	60	62
Staples, Inc.,
7.50%, 4/15/26 (1)	50	52
10.75%, 4/15/27 (1)	75	76
Victoria's Secret & Co.,
7/15/29 (2)	25	25
White Cap Buyer LLC,
6.88%, 10/15/28 (1)	815	872
		4,616
Retail - Consumer Staples – 0.6%
C&S Group Enterprises LLC,
5.00%, 12/15/28 (1)	25	25
Performance Food Group, Inc.,
6.88%, 5/1/25 (1)	60	64
5.50%, 10/15/27 (1)	405	426
U.S. Foods, Inc.,
6.25%, 4/15/25 (1)	175	185
4.75%, 2/15/29 (1)	260	265

MULTI-MANAGER FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Retail - Consumer Staples – 0.6%continued
United Natural Foods, Inc.,
6.75%, 10/15/28 (1)	$25	$27
		992
Semiconductors – 0.2%
Amkor Technology, Inc.,
6.63%, 9/15/27 (1)	50	54
ON Semiconductor Corp.,
3.88%, 9/1/28 (1)	180	186
Synaptics, Inc.,
4.00%, 6/15/29 (1)	50	50
		290
Software & Services – 2.9%
Ahead DB Holdings LLC,
6.63%, 5/1/28 (1)	260	269
Ascend Learning LLC,
6.88%, 8/1/25 (1)	50	51
Banff Merger Sub, Inc.,
9.75%, 9/1/26 (1)	75	79
Boxer Parent Co., Inc.,
7.13%, 10/2/25 (1)	25	27
9.13%, 3/1/26 (1)	25	26
BY Crown Parent LLC,
7.38%, 10/15/24 (1)	50	51
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	100	104
Clarivate Science Holdings Corp.,
3.88%, 6/30/28 (1)	50	50
4.88%, 6/30/29 (1)	235	241
Crowdstrike Holdings, Inc.,
3.00%, 2/15/29	25	25
Exela Intermediate LLC/Exela Finance, Inc.,
10.00%, 7/15/23 (1)	125	82
J2 Global, Inc.,
4.63%, 10/15/30 (1)	395	409
LogMeIn, Inc,
5.50%, 9/1/27 (1)	75	78
MicroStrategy, Inc.,
6.13%, 6/15/28 (1)	50	50
MPH Acquisition Holdings LLC,
5.75%, 11/1/28 (1)	370	372
MSCI, Inc.,
3.63%, 11/1/31 (1)	25	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Software & Services – 2.9%continued
Nielsen Finance LLC/Nielsen Finance Co.,
5.63%, 10/1/28 (1)	$270	$285
5.88%, 10/1/30 (1)	475	517
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	75	76
Playtika Holding Corp.,
4.25%, 3/15/29 (1)	560	560
Presidio Holdings, Inc.,
8.25%, 2/1/28 (1)	395	430
Rackspace Technology Global, Inc.,
5.38%, 12/1/28 (1)	195	200
Rocket Software, Inc.,
6.50%, 2/15/29 (1)	25	25
Sabre GLBL, Inc.,
9.25%, 4/15/25 (1)	50	59
Science Applications International Corp.,
4.88%, 4/1/28 (1)	50	52
SS&C Technologies, Inc.,
5.50%, 9/30/27 (1)	355	376
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 6/1/25 (1)	100	102
Twilio, Inc.,
3.88%, 3/15/31	25	26
Vericast Corp.,
8.38%, 8/15/22 (1)	50	51
Veritas U.S., Inc./Veritas Bermuda Ltd.,
7.50%, 9/1/25 (1)	100	104
Verscend Escrow Corp.,
9.75%, 8/15/26 (1)	25	26
		4,829
Supermarkets & Pharmacies – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
5.75%, 3/15/25	5	5
4.63%, 1/15/27 (1)	50	52
Ingles Markets, Inc.,
4.00%, 6/15/31 (1)	50	50
Rite Aid Corp.,
7.50%, 7/1/25 (1)	34	35
8.00%, 11/15/26 (1)	52	53

NORTHERN FUNDS QUARTERLY REPORT     61    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Supermarkets & Pharmacies – 0.2%continued
SEG Holding LLC/SEG Finance Corp.,
5.63%, 10/15/28 (1)	$100	$105
		300
Tobacco – 0.0%
Turning Point Brands, Inc.,
5.63%, 2/15/26(1)	25	26
Transportation & Logistics – 0.1%
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	25	26
Navistar International Corp.,
6.63%, 11/1/25 (1)	50	52
Western Global Airlines LLC,
10.38%, 8/15/25 (1)	50	57
XPO Logistics, Inc.,
6.13%, 9/1/23 (1)	25	25
		160
Travel & Lodging – 0.4%
Hilton Domestic Operating Co., Inc.,
5.75%, 5/1/28 (1)	50	54
3.63%, 2/15/32 (1)	75	74
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/1/29 (1)	100	102
4.88%, 7/1/31 (1)	75	75
Marriott Ownership Resorts, Inc.,
4.50%, 6/15/29 (1)	25	25
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	75	85
4.63%, 3/1/30 (1)	25	26
Wyndham Hotels & Resorts, Inc.,
4.38%, 8/15/28 (1)	220	229
		670
Utilities – 0.5%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	25	27
5.75%, 5/20/27	25	28
Ferrellgas L.P./Ferrellgas Finance Corp.,
5.38%, 4/1/26 (1)	75	74
5.88%, 4/1/29 (1)	75	74
FirstEnergy Corp.,
5.35%, 7/15/47	250	300
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Utilities – 0.5%continued
NextEra Energy Operating Partners L.P.,
3.88%, 10/15/26 (1)	$50	$53
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.00%, 6/1/31 (1)	25	26
Talen Energy Supply LLC,
10.50%, 1/15/26 (1)	260	188
7.25%, 5/15/27 (1)	40	37
6.63%, 1/15/28 (1)	50	46
7.63%, 6/1/28 (1)	35	33
		886
Waste & Environment Services & Equipment – 0.2%
Covanta Holding Corp.,
5.00%, 9/1/30	50	53
Harsco Corp.,
5.75%, 7/31/27 (1)	260	272
Madison IAQ LLC,
4.13%, 6/30/28 (1)	25	25
5.88%, 6/30/29 (1)	50	51
		401
Wireless Telecommunications Services – 0.5%
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	50	56
Sprint Capital Corp.,
6.88%, 11/15/28	130	167
8.75%, 3/15/32	215	327
Sprint Corp.,
7.25%, 9/15/21	25	25
7.13%, 6/15/24	50	58
7.63%, 3/1/26	50	61
T-Mobile U.S.A., Inc.,
2.63%, 4/15/26	50	51
2.63%, 2/15/29	110	108
		853
Wireline Telecommunications Services – 1.4%
Consolidated Communications, Inc.,
5.00%, 10/1/28 (1)	25	25
6.50%, 10/1/28 (1)	25	27
Embarq Corp.,
8.00%, 6/1/36	125	142
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	185	198
5.00%, 5/1/28 (1)	180	186

MULTI-MANAGER FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.4% continued
Wireline Telecommunications Services – 1.4%continued
6.75%, 5/1/29 (1)	$95	$101
5.88%, 11/1/29	15	15
GTT Communications, Inc.,
7.88%, 12/31/24 (1) (4)	1,650	149
HC2 Holdings, Inc.,
8.50%, 2/1/26 (1)	25	25
Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	510	529
4.25%, 7/1/28 (1)	50	51
3.75%, 7/15/29 (1)	25	24
Lumen Technologies, Inc.,
7.50%, 4/1/24	25	28
4.50%, 1/15/29 (1)	235	229
5.38%, 6/15/29 (1)	200	203
QualityTech L.P./QTS Finance Corp.,
3.88%, 10/1/28 (1)	100	107
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 8/15/28 (1)	50	52
Zayo Group Holdings, Inc.,
4.00%, 3/1/27 (1)	50	50
6.13%, 3/1/28 (1)	205	209
		2,350
Total Corporate Bonds
(Cost $117,913)		121,894

FOREIGN ISSUER BONDS – 11.8%
Airlines – 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	350	370
5.75%, 4/20/29 (1)	310	335
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/25 (1)	25	27
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
5.75%, 1/20/26 (1)	25	27
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25 (1)	30	34
		793
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.8% continued
Auto Parts Manufacturing – 0.1%
Clarios Global L.P.,
6.75%, 5/15/25 (1)	$46	$49
Clarios Global L.P./Clarios U.S. Finance Co.,
8.50%, 5/15/27 (1)	25	27
		76
Cable & Satellite – 0.1%
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/28(1)	200	204
Casinos & Gaming – 0.2%
Gateway Casinos & Entertainment Ltd.,
8.25%, 3/1/24 (1)	100	100
International Game Technology PLC,
4.13%, 4/15/26 (1)	200	208
		308
Chemicals – 0.4%
Methanex Corp.,
5.13%, 10/15/27	25	27
NOVA Chemicals Corp.,
4.88%, 6/1/24 (1)	80	85
5.25%, 6/1/27 (1)	293	316
4.25%, 5/15/29 (1)	25	25
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,
5.38%, 9/1/25 (1)	100	102
5.13%, 4/1/29 (1)	50	51
		606
Commercial Finance – 0.4%
Global Aircraft Leasing Co. Ltd.,
6.50%, 9/15/24 (1) (3)	665	669
VistaJet Malta Finance PLC/XO Management Holding, Inc.,
10.50%, 6/1/24 (1)	50	54
		723
Consumer Finance – 0.0%
Fairstone Financial, Inc.,
7.88%, 7/15/24(1)	50	52

NORTHERN FUNDS QUARTERLY REPORT     63    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.8% continued
Consumer Services – 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.,
4.63%, 6/1/28 (1)	$235	$235
Garda World Security Corp.,
4.63%, 2/15/27 (1)	115	116
6.00%, 6/1/29 (1)	285	283
		634
Containers & Packaging – 0.8%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC,
3.25%, 9/1/28 (1)	210	209
Cascades, Inc./Cascades U.S.A., Inc.,
5.38%, 1/15/28 (1)	50	53
Intelligent Packaging Holdco Issuer L.P.,
9.00%, (100% Cash), 1/15/26 (1) (3)	25	26
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC,
6.00%, 9/15/28 (1)	725	754
Trivium Packaging Finance B.V.,
8.50%, 8/15/27 (1)	205	223
		1,265
Entertainment Resources – 0.2%
Motion Bondco DAC,
6.63%, 11/15/27(1)	240	243
Exploration & Production – 0.4%
Energean Israel Finance Ltd.,
5.38%, 3/30/28	25	26
5.88%, 3/30/31	25	26
Leviathan Bond Ltd.,
6.13%, 6/30/25	25	27
6.50%, 6/30/27	25	28
MEG Energy Corp.,
7.13%, 2/1/27 (1)	75	80
5.88%, 2/1/29 (1)	25	26
OGX Austria GmbH,
8.50%, 6/1/18 (1) (4) (5) (10)	2,420	—
8.38%, 4/1/22 (1) (4) (5) (10)	1,800	—
Teine Energy Ltd.,
6.88%, 4/15/29 (1)	400	410
		623
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.8% continued
Food & Beverage – 0.2%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc.,
8.50%, 12/15/22 (1)	$75	$77
Herbalife Nutrition Ltd./HLF Financing, Inc.,
7.88%, 9/1/25 (1)	75	81
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30 (1)	125	140
		298
Hardware – 0.0%
Seagate HDD Cayman,
3.13%, 7/15/29 (1)	25	24
3.38%, 7/15/31 (1)	25	24
		48
Home Improvement – 0.0%
Masonite International Corp.,
5.75%, 9/15/26(1)	25	26
Homebuilders – 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
5.00%, 6/15/29 (1)	50	50
4.88%, 2/15/30 (1)	50	50
Empire Communities Corp.,
7.00%, 12/15/25 (1)	25	26
Mattamy Group Corp.,
4.63%, 3/1/30 (1)	75	77
		203
Integrated Oils – 0.1%
Cenovus Energy, Inc.,
5.25%, 6/15/37	25	30
5.40%, 6/15/47	50	62
		92
Machinery Manufacturing – 0.6%
Husky III Holding Ltd.,
13.00%, 2/15/25 (1) (3)	50	54
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 4/15/26 (1)	880	912
		966

MULTI-MANAGER FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.8% continued
Metals & Mining – 1.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26 (1)	$1,470	$1,558
Constellium S.E.,
5.63%, 6/15/28 (1)	285	306
First Quantum Minerals Ltd.,
6.50%, 3/1/24 (1)	200	204
FMG Resources Pty. Ltd., Series 2006,
4.38%, 4/1/31 (1)	100	107
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (1)	125	126
6.13%, 4/1/29 (1)	155	165
IAMGOLD Corp.,
5.75%, 10/15/28 (1)	25	26
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22 (1)	25	22
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1) (4) (5) (6)	1,905	—
		2,514
Oil & Gas Services & Equipment – 0.4%
Ensign Drilling, Inc.,
9.25%, 4/15/24 (1)	50	47
Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	25	24
7.50%, 1/15/28 (1)	50	48
Noble Finance Co.,
11.00%, 2/15/28 (1) (3)	2	1
11.00%, 2/15/28 (3)	10	11
Precision Drilling Corp.,
7.13%, 1/15/26 (1)	75	77
6.88%, 1/15/29 (1)	25	26
Shelf Drilling Holdings Ltd.,
8.88%, 11/15/24 (1)	25	26
8.25%, 2/15/25 (1)	50	40
TechnipFMC PLC,
6.50%, 2/1/26 (1)	195	211
Transocean Guardian Ltd.,
5.88%, 1/15/24 (1)	54	53
Transocean Sentry Ltd.,
5.38%, 5/15/23 (1)	46	45
Transocean, Inc.,
11.50%, 1/30/27 (1)	39	42
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.8% continued
Oil & Gas Services & Equipment – 0.4%continued
8.00%, 2/1/27 (1)	$25	$21
Weatherford International Ltd.,
11.00%, 12/1/24 (4) (11)	50	52
		724
Pharmaceuticals – 0.9%
Bausch Health Cos., Inc.,
6.13%, 4/15/25 (1)	584	599
9.00%, 12/15/25 (1)	150	161
7.00%, 1/15/28 (1)	25	26
5.00%, 1/30/28 (1)	75	71
5.00%, 2/15/29 (1)	75	70
7.25%, 5/30/29 (1)	50	51
5.25%, 1/30/30 (1)	80	74
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 7/31/27 (1)	50	51
6.00%, 6/30/28 (1)	141	95
Endo Luxembourg Finance Co. I S.a.r.l./Endo U.S., Inc.,
6.13%, 4/1/29 (1)	50	49
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
5.75%, 8/1/22 (1) (4) (5)	200	139
10.00%, 4/15/25 (1) (4) (5)	75	84
Teva Pharmaceutical Finance Netherlands III B.V.,
4.10%, 10/1/46	50	44
		1,514
Railroad – 0.1%
Bombardier, Inc.,
6.00%, 10/15/22 (1)	25	25
7.50%, 12/1/24 (1)	50	52
7.88%, 4/15/27 (1)	75	78
		155
Refining & Marketing – 0.1%
Parkland Corp.,
5.88%, 7/15/27 (1)	50	53
4.50%, 10/1/29 (1)	100	102
		155
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30(1)	395	382

NORTHERN FUNDS QUARTERLY REPORT     65    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.8% continued
Software & Services – 0.2%
Camelot Finance S.A.,
4.50%, 11/1/26 (1)	$50	$52
Elastic N.V.,
4.13%, 7/15/29	25	25
Nielsen Co. Luxembourg (The) S.a.r.l.,
5.00%, 2/1/25 (1)	110	113
Open Text Corp.,
3.88%, 2/15/28 (1)	50	51
		241
Travel & Lodging – 2.2%
Carnival Corp.,
10.50%, 2/1/26 (1)	320	373
7.63%, 3/1/26 (1)	325	353
5.75%, 3/1/27 (1)	715	749
9.88%, 8/1/27 (1)	195	228
6.65%, 1/15/28	50	54
NCL Corp. Ltd.,
12.25%, 5/15/24 (1)	25	30
3.63%, 12/15/24 (1)	170	164
10.25%, 2/1/26 (1)	50	58
5.88%, 3/15/26 (1)	360	377
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	125	131
Royal Caribbean Cruises Ltd.,
5.25%, 11/15/22	25	26
9.13%, 6/15/23 (1)	25	27
11.50%, 6/1/25 (1)	125	144
7.50%, 10/15/27	70	81
3.70%, 3/15/28	50	48
5.50%, 4/1/28 (1)	500	524
Viking Cruises Ltd.,
6.25%, 5/15/25 (1)	75	75
5.88%, 9/15/27 (1)	50	49
7.00%, 2/15/29 (1)	25	26
Viking Ocean Cruises Ship VII Ltd.,
5.63%, 2/15/29 (1)	25	25
VOC Escrow Ltd.,
5.00%, 2/15/28 (1)	50	51
		3,593
Utilities – 0.0%
Superior Plus L.P./Superior General Partner, Inc.,
4.50%, 3/15/29(1)	50	52
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.8% continued
Waste & Environment Services & Equipment – 0.0%
GFL Environmental, Inc.,
4.00%, 8/1/28(1)	$25	$25
Wireless Telecommunications Services – 1.1%
Altice France S.A.,
8.13%, 2/1/27 (1)	200	218
5.50%, 1/15/28 (1)	200	208
5.13%, 7/15/29 (1)	200	201
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	500	529
Digicel Group Holdings Ltd.,
7.00%, 7/19/21 (1) (3) (8)	8	6
10.00%, 4/1/24 (3)	137	132
8.00%, 4/1/25 (1) (3)	47	40
Intelsat Jackson Holdings S.A.,
8.50%, 10/15/24 (1) (5)	75	44
9.75%, 7/15/25 (1) (5)	50	29
Intelsat Luxembourg S.A.,
8.13%, 6/1/23 (5)	50	1
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	25	25
4.88%, 6/1/27 (1)	50	48
6.50%, 10/15/27 (1)	25	24
Vmed O2 UK Financing I PLC,
7/15/31 (1) (2)	215	218
Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (7)	50	61
		1,784
Wireline Telecommunications Services – 0.6%
Altice France Holding S.A.,
6.00%, 2/15/28 (1)	865	861
Telecom Italia Capital S.A.,
6.38%, 11/15/33	25	30
6.00%, 9/30/34	75	87
Telecom Italia S.p.A.,
5.30%, 5/30/24 (1)	25	27
		1,005
Total Foreign Issuer Bonds
(Cost $23,987)		19,304

MULTI-MANAGER FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 4.4%
Airlines – 0.0%
United AirLines, Inc., Class B Term Loan,
(Floating, ICE LIBOR USD 3M + 3.75%, 0.75% Floor), 4.50%, 4/21/28(13)	$25	$25
Casinos & Gaming – 0.1%
Boyd Gaming Corp., Refinancing Term B Loan,
(Floating, ICE LIBOR USD 1W + 2.25%), 2.34%, 9/15/23 (13)	33	33
Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 12.00%, 1.00% Floor), 13.00%, 10/4/23 (4) (13)	25	28
Golden Nugget, Inc., Initial B Term Loan,
(Floating, ICE LIBOR USD 2M + 2.50%, 0.75% Floor), 3.25%, 10/4/23 (13)	68	67
		128
Chemicals – 0.1%
Consolidated Communications, Inc., Term Loan B,
(Floating, ICE LIBOR USD 1M + 3.50%, 0.75% Floor), 4.25%, 10/2/27 (13)	50	50
Consolidated Energy Finance S.A., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.50%), 2.60%, 5/7/25 (13)	73	70
Solenis Holdings LLC, Initial Dollar Term Loan,
(Floating, ICE LIBOR USD 3M + 4.00%), 4.14%, 6/26/25 (13)	2	2
Solenis Holdings LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 8.50%), 8.64%, 6/26/26 (4) (13)	105	105
		227
Construction Materials Manufacturing – 0.0%
Northwest Hardwoods, Inc., Term Loan B,
7.50%, 1/29/26	15	14
Consumer Discretionary Services – 0.0%
Raptor Acquisition Corp., Term B Loans,
11/1/26(13) (14)	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% continued
Consumer Products – 0.1%
Sunshine Luxembourg VII S.a.r.l., Facility B3 Loan,
(Floating, ICE LIBOR USD 3M + 3.75%, 0.75% Floor), 4.50%, 10/1/26(13)	$106	$107
Consumer Services – 0.0%
WW International, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.50%, 0.50% Floor), 4.00%, 4/13/28(13)	25	25
Containers & Packaging – 0.1%
Flex Acquisition Company, Inc., 2021 Specified Refinancing Term Loan,
(Floating, ICE LIBOR USD 3M + 3.50%, 0.50% Floor), 4.00%, 3/2/28 (13)	84	84
Mauser Packaging Solutions Holding Co., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%), 3.35%, 4/3/24 (13)	111	108
		192
Distributors - Consumer Discretionary – 0.2%
American Tire Distributors, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 6.00%, 1.00% Floor), 7.00%, 9/1/23 (4) (11) (13)	197	195
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 8.50%, 9/2/24 (4) (11) (13)	128	128
		323
Entertainment Content – 0.1%
Allen Media LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 5.50%), 5.65%, 2/10/27 (13)	49	49
Diamond Sports Group LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%), 3.36%, 8/24/26 (13)	49	29
		78
Entertainment Resources – 0.0%
UFC Holdings LLC, Term B-3 Loan,
(Floating, ICE LIBOR USD 3M + 3.00%, 0.75% Floor), 3.75%, 4/29/26(13)	67	67

NORTHERN FUNDS QUARTERLY REPORT     67    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% continued
Exploration & Production – 0.2%
Ascent Resources Utica Holdings LLC/Aru Finance Corp., Term Loan,
(Floating, ICE LIBOR USD 3M + 9.00%, 1.00% Floor), 10.00%, 11/1/25(4) (13)	$213	$235
Health Care Facilities & Services – 0.5%
ADMI Corp., Amendment No. 4 Refinancing Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%, 0.50% Floor), 3.25%, 12/23/27 (13)	75	74
Gainwell Acquisition Corp., Term B Loan,
(Floating, ICE LIBOR USD 3M + 4.00%, 0.75% Floor), 4.75%, 10/1/27 (13)	343	344
National Mentor Holdings, Inc., Delayed Draw Term Loan,
3/2/28 (13) (14) (15)	6	6
National Mentor Holdings, Inc., Initial Term C Loan,
(Floating, ICE LIBOR USD 1M + 3.75%, 0.75% Floor), 4.50%, 3/2/28 (13)	134	134
Team Health Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 3.75%, 2/6/24 (13)	224	217
		775
Internet Media – 0.8%
Auction.com LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 8.00%, 1.00% Floor), 9.00%, 9/29/25 (9) (13)	1,360	1,316
Endurance International Group Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.50%, 0.75% Floor), 4.25%, 2/10/28 (13)	25	25
		1,341
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% continued
Metals & Mining – 0.4%
RA Acquisition Purchaser LLC, Notes,
(Floating, ICE LIBOR USD 3M + 10.00%, 1.00% Floor), 11.00%, 5/31/23(9) (11) (13)	$671	$671
Oil & Gas Services & Equipment – 0.1%
ChampionX Holding, Inc., Term Loan,
(Floating, ICE LIBOR USD 3M + 5.00%, 1.00% Floor), 6.00%, 6/3/27(13)	71	72
Oil, Gas & Coal – 0.0%
Parker Drilling Co., Initial Loan,
(Floating, ICE LIBOR USD 3M + 11.00% Cash, 2.00% PIK), 11.00%, 3/26/24(3) (13)	16	15
Power Generation – 0.1%
Granite Generation LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor), 4.75%, 11/9/26(13)	112	109
Property & Casualty Insurance – 0.3%
Asurion LLC, New B-8 Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%), 3.35%, 12/23/26 (13)	449	444
Hub International Ltd., B-3 Incremental Term Loan,
(Floating, ICE LIBOR USD 3M + 3.25%, 0.75% Floor), 4.00%, 4/25/25 (13)	98	98
		542
Publishing & Broadcasting – 0.1%
Cengage Learning, Inc., 2016 Refinancing Term Loan,
(Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor), 5.25%, 6/7/23 (13)	123	122
Clear Channel Outdoor Holdings, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M + 3.50%), 3.69%, 8/21/26 (13)	24	24
		146
Restaurants – 0.0%
1011778 B.C. Unlimited Liability Co., Term B-4 Loan,
(Floating, ICE LIBOR USD 1M + 1.75%), 1.85%, 11/19/26(13)	33	32

MULTI-MANAGER FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% continued
Retail - Consumer Discretionary – 0.3%
Great Outdoors Group LLC, Term B-1 Loan,
(Floating, ICE LIBOR USD 3M + 4.25%, 0.75% Floor), 5.00%, 3/6/28 (13)	$457	$459
Staples, Inc., 2019 Refinancing New Term B-1 Loan,
(Floating, ICE LIBOR USD 3M + 5.00%), 5.18%, 4/16/26 (13)	73	71
		530
Software & Services – 0.4%
athenahealth, Inc., Term B-1 Loan,
(Floating, ICE LIBOR USD 3M + 4.25%), 4.41%, 2/11/26 (13)	169	169
Ivanti Software, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 4.75%, 1.00% Floor), 5.75%, 12/1/27 (13)	240	240
Redstone Holdco 2 L.P., Delayed Draw Term Loan,
4/27/28 (13) (14) (15)	48	48
Redstone Holdco 2 L.P., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 4.75%, 0.75% Floor), 5.50%, 4/27/28 (13)	122	122
Verscend Holding Corp., Term B-1 Loan,
(Floating, ICE LIBOR USD 1M + 4.00%), 4.10%, 8/27/25 (13)	57	57
		636
Travel & Lodging – 0.1%
Carnival Corp., Initial Advance Loan,
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 8.50%, 6/30/25(13)	104	107
Wireless Telecommunications Services – 0.0%
Altice France S.A., Incremental Term Loan,
(Floating, ICE LIBOR USD 3M + 4.00%), 4.15%, 8/14/26(13)	47	46
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.4% continued
Wireline Telecommunications Services – 0.4%
GTT Communications B.V., Delayed Draw Term Loan,
(Floating, ICE PIK Interest USD 1M + 2.50%, 1.00% Floor), 6.00%, 12/28/21 (13)	$161	$163
GTT Communications B.V., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 5.00%, 1.00% Floor), 6.00%, 12/28/21 (13)	92	93
Intrado Corp., Initial Term B Loan,
10/10/24 (13) (14)	454	443
		699
Total Term Loans
(Cost $7,143)		7,167

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 3.1%
Chemicals – 0.1%
Utex Industries, Inc.(9) (11) *	2,200	$138
Construction Materials – 0.0%
Hardwood Holdings LLC(4) (9) (11) *	187	5
Distributors – 0.7%
ATD New Holdings, Inc.(4) (11) *	22,076	1,181
Diversified Telecommunication Services – 0.1%
Frontier Communications Parent, Inc.*	4,923	130
Energy Equipment & Services – 0.1%
Diamond Offshore Drilling, Inc.*	3,490	21
FTS International, Inc., Class A*	1,528	43
Noble Finance Co.(1) (4) *	103	3
Parker Drilling Co.*	917	5
		72
Gas Utilities – 0.0%
Ferrellgas Partners L.P., Class B*	182	38
IT Services – 0.7%
Skillsoft Corp., Class A(4) (11) *	5,898	1,164
Metals & Mining – 1.3%
Algoma Steel Parent GP S.A.(4) (10) (11) *	4,899	—
Algoma Steel Parent S.C.A.(4) (9) (11) *	4,899	98
Real Alloy Parent, Inc.(9) (11) *	48	2,050
		2,148

NORTHERN FUNDS QUARTERLY REPORT     69    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 3.1%continued
Oil, Gas & Consumable Fuels – 0.1%
Bruin Blocker LLC*	9,827	$5
Chaparral Energy, Inc.(9) *	1,057	41
Cloud Peak Energy, Inc.(10) *	20	—
Gulfport Energy Operating Corp.*	1,655	107
Superior Energy Services(9) *	1,213	48
		201
Total Common Stocks
(Cost $4,032)		5,077

MASTER LIMITED PARTNERSHIPS – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Summit Midstream Partners L.P.*	1,860	56
Total Master Limited Partnerships
(Cost $62)		56

PREFERRED STOCKS – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Global Partners L.P./MA, 9.50%	1,375	38
Total Preferred Stocks
(Cost $34)		38

OTHER – 0.0%
Escrow Appvion, Inc.(4) (10) (11) *	225,000	—
Escrow Cloud Peak Energy, Inc.(10) *	250,000	—
Escrow GenOn Energy, Inc.(10) (11) *	25,000	—
Escrow Gulfport Energy Operating Corp.(4) (10) (11) *	150,000	—
Escrow Hercules Offshore, Inc.(10) (11) *	3,570	—
Escrow High Ridge(1) (4) (9) *	1,100,000	14
Escrow Washington Mutual Bank(9) (11) *	250,000	2
Total Other
(Cost $135)		16

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Appvion, Inc. Class A, Exp. 6/13/23, Strike $0.00(10) *	219	$—
Appvion, Inc. Class B, Exp. 6/13/23, Strike $0.00(10) *	219	—
California Resources Corp., Exp. 10/27/24, Strike $36.00*	66	1
Denbury, Inc., Exp. 9/18/25, Strike $32.59*	1,236	57
	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%continued
iHeartMedia, Inc., Exp. 5/1/39, Strike $0.00*	419	$11
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00(10) (11) *	5,500	—
Total Warrants
(Cost $18)		69

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(16) (17)	2,209,991	$2,210
Total Investment Companies
(Cost $2,210)		2,210

Total Investments – 95.4%
(Cost $155,874)		156,240
Other Assets less Liabilities – 4.6%		7,597
NET ASSETS – 100.0%		$163,837

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	When-Issued Security. Coupon rate is not in effect at June 30, 2021.
(3)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(4)	Restricted security that has been deemed illiquid. At June 30, 2021, the value of these restricted illiquid securities amounted to approximately $4,102,000 or 2.5% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Algoma Steel Parent GP S.A.	3/31/20	$47
Algoma Steel Parent S.C.A.	3/31/20	47
Algoma Steel Parent S.C.A., 0.00%, 11/30/47	3/31/20	166
American Tire Distributors, Inc., Initial Term Loan, 7.00%, 9/1/23	12/21/18	197
American Tire Distributors, Inc., Initial Term Loan, 8.50%, 9/2/24	12/21/18	114
Ascent Resources Utica Holdings LLC/Aru Finance Corp., Term Loan, 10.00%, 11/1/25	10/7/20	222

MULTI-MANAGER FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
ATD New Holdings, Inc.	1/9/19	$470
Carlson Travel, Inc., 6.75%, 12/15/25	1/20/21-3/9/21	310
Carlson Travel, Inc., 11.50%, 12/15/26	11/22/19-12/15/20	383
Chaparral Energy, Inc., 9.00%, 2/14/25	12/10/20	17
Escrow Appvion, Inc.	8/24/18	—
Escrow Gulfport Energy Operating Corp.	5/18/21	—
Escrow High Ridge	12/18/20	—
Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan, 13.00%, 10/4/23	7/27/20	24
GTT Communications, Inc., 7.88%, 12/31/24	12/19/18-2/6/20	1,510
Hardwood Holdings LLC	11/16/16-7/31/18	13
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.75%, 8/1/22	7/10/18-2/9/21	104
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 10.00%, 4/15/25	10/15/20-10/16/20	82
Murray Energy Corp., 12.00%, 4/15/24	7/3/18-4/18/19	397
Noble Finance Co.	2/2/21	1
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22	10/6/17-11/18/19	1,733
OGX Austria GmbH, 8.38%, 4/1/22	5/30/12-4/18/13	1,497
OGX Austria GmbH, 8.50%, 6/1/18	5/26/11-4/17/13	2,265
Skillsoft Corp., Class A	8/27/20	778
Solenis Holdings LLC, Initial Term Loan, 8.64%, 6/26/26	1/13/20	99
Weatherford International Ltd., 11.00%, 12/1/24	6/8/21	52

(5)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(6)	Value rounds to less than one thousand.
(7)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2021.
(8)	Perpetual bond. Maturity date represents next call date.
(9)	Level 3 asset.
(10)	Level 3 asset that is worthless, bankrupt or has been delisted.
(11)	Restricted security.
(12)	Variable rate is calculated based on the issuer’s annual income subject to certain fees.
(13)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(14)	Position is unsettled. Contract rate was not determined at June 30, 2021 and does not take effect until settlement date.
(15)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of June 30, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1W - 1 Week

2M - 2 Month

3M - 3 Month

5Y - 5 Year

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

CMT - Constant Maturity

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

MSCI - Morgan Stanley Capital International

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PIK - Payment In-Kind

PLC - Public Limited Company

S.A. - Société Anonyme (French: Public Limited Company)

S.E. - Societas Europaea (German: Public Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     71    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
At June 30, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	95.4%
Total Investments	95.4
Other Assets less Liabilities	4.6
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds	$—	$409	$—	$409
Corporate Bonds:
Entertainment Resources	—	3,482	1,099	4,581
Exploration & Production	—	7,765	16	7,781
Iron & Steel	—	—	2,670	2,670
Manufactured Goods	—	313	1,263	1,576
All Other Industries(1)	—	105,286	—	105,286
Total Corporate Bonds	—	116,846	5,048	121,894
Foreign Issuer Bonds(1)	—	19,304	—	19,304
Term Loans:
Internet Media	—	25	1,316	1,341
Metals & Mining	—	—	671	671
All Other Industries(1)	—	5,155	—	5,155
Total Term Loans	—	5,180	1,987	7,167
Common Stocks:
Chemicals	—	—	138	138
Construction Materials	—	—	5	5
Diversified Telecommunication Services	130	—	—	130
Energy Equipment & Services	48	24	—	72
Metals & Mining	—	—	2,148	2,148
Oil, Gas & Consumable Fuels	107	5	89	201
All Other Industries(1)	—	2,383	—	2,383
Total Common Stocks	285	2,412	2,380	5,077
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Preferred Stocks	$38	$—	$—	$38
Master Limited Partnerships	56	—	—	56
Other	—	—	16	16
Warrants	58	11	—	69
Investment Companies	2,210	—	—	2,210
Total Investments	$2,647	$144,162	$9,431	$156,240

(1)	Classifications as defined in the Schedule of Investments.

MULTI-MANAGER FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/21 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 6/30/21 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/21 (000S)
Corporate Bonds
Entertainment Resources	$1,095	$1	$—	$3	$—	$—	$—	$—	$1,099	$4
Exploration & Production	16	—	—	—	—	—	—	—	16	—
Iron & Steel	2,631	(10)	—	49	2,670	(2,670)	—	—	2,670	10
Managed Care	6,166	—	605	(605)	—	(6,166)	—	—	—	—
Manufactured Goods	1,509	6	5	5	—	(262)	—	—	1,263	5
Term Loans
Internet Media	1,319	1	—	(4)	—	—	—	—	1,316	(4)
Metals & Mining	644	—	—	27	—	—	—	—	671	27
Common Stocks
Chemicals	124	—	—	14	—	—	—	—	138	14
Construction Materials Manufacturing	—	—	—	(8)	13	—	—	—	5	(8)
IT Services	1,160	—	—	—	—	—	—	(1,160)	—	—
Metals & Mining	2,011	—	—	137	—	—	—	—	2,148	136
Oil, Gas & Consumable Fuels	—	—	—	(28)	76	—	41	—	89	(91)
Other	16	—	—	—	—	—	—	—	16	—
Total	$16,691	$2	$611	$(410)	$2,758	$(9,098)	$41	$(1,160)	$9,431	$93
Securities valued at $194 included in the Balance as of 6/30/21 above were valued using evaluated prices provided by a third party provider. Securities valued at $9,237 included in the Balance as of 6/30/21 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee. Transfers out of Level 3, noted above, were due to the Fund receiving an evaluated price from a vendor. Valuation using evaluated prices by a third party provider and by the Fund's investment adviser's pricing and valuation committee were also responsible for securities that were transferred into level 3, as noted above.
	FAIR VALUE AT 6/30/21 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$5,048	Market Approach	Yield(1)	2.1% - 11.5% (4.9%)
Term Loans	$1,987	Market Approach	Yield(1)	3.0% - 6.23% (5.8%)
Common Stocks	$2,188	Discounted Cash Flow / Market Approach	Discount Rate / EBITDA Multiple(2)	10.0% / 5.3x
Other	$14	Market Approach	Estimated Recovery Value(3)	Not Applicable

(1)The significant unobservable inputs that were used in the fair value measurement are: Yield. Significant decreases (increases) in yield would have resulted in a significantly higher (lower) fair value measurement.
NORTHERN FUNDS QUARTERLY REPORT     73    MULTI-MANAGER FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	June 30, 2021 (UNAUDITED)
(2)The significant unobservable inputs that can be used in the fair value measurement are: Discount Rate and EBITDA Multiple. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.
(3)The significant unobservable inputs that can be used in the fair value measurement are: Estimated Recovery Value. Significant increases (decreases) in estimated recovery value in isolation would have resulted in a significantly higher (lower) fair value measurement.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$8,003	$36,393	$42,186	$—	$2,210	2,209,991
MULTI-MANAGER FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT